UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Address of principal executive offices) (Zip code)

Anna Marie Lopez

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Name and address of agent for service)

Copy to:

Joseph M. Mannon, Esq.

Vedder Price P.C.

222 North LaSalle Street, 26th Floor

Chicago, IL 60601

(Counsel for the registrant)

(213) 430-1000

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class A | HWCAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$90,977,162
Number of Holdings	76
Portfolio Turnover	15%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	22.8%
Health Care	15.3%
Information Technology	13.3%
Energy	12.4%
Industrials	11.2%
Consumer Discretionary	7.0%
Communication Services	6.8%
Consumer Staples	4.7%
Utilities	3.8%
Cash & Other	2.7%

Top Holdings	(% of net assets)
F5, Inc.	4.3%
Citigroup, Inc.	3.9%
Workday, Inc. - Class A	3.5%
Telefonaktiebolaget LM Ericsson	3.4%
APA Corp.	3.2%
Wells Fargo & Co.	3.0%
Elevance Health, Inc.	2.5%
Medtronic PLC	2.3%
Comcast Corp. - Class A	2.3%
General Motors Co.	2.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-SAR-44134R750

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 2	TSR-SAR-44134R750

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class I | HWCIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$90,977,162
Number of Holdings	76
Portfolio Turnover	15%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	22.8%
Health Care	15.3%
Information Technology	13.3%
Energy	12.4%
Industrials	11.2%
Consumer Discretionary	7.0%
Communication Services	6.8%
Consumer Staples	4.7%
Utilities	3.8%
Cash & Other	2.7%

Top Holdings	(% of net assets)
F5, Inc.	4.3%
Citigroup, Inc.	3.9%
Workday, Inc. - Class A	3.5%
Telefonaktiebolaget LM Ericsson	3.4%
APA Corp.	3.2%
Wells Fargo & Co.	3.0%
Elevance Health, Inc.	2.5%
Medtronic PLC	2.3%
Comcast Corp. - Class A	2.3%
General Motors Co.	2.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-SAR-44134R768

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 2	TSR-SAR-44134R768

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class A | HWLAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.17%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$378,892,192
Number of Holdings	63
Portfolio Turnover	21%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	26.3%
Health Care	15.6%
Energy	12.9%
Information Technology	10.6%
Industrials	9.8%
Communication Services	7.0%
Consumer Discretionary	6.0%
Consumer Staples	4.4%
Utilities	4.2%
Cash & Other	3.2%

Top Holdings	(% of net assets)
F5, Inc.	4.6%
Citigroup, Inc.	4.2%
APA Corp.	3.5%
Telefonaktiebolaget LM Ericsson	3.3%
Wells Fargo & Co.	3.2%
Elevance Health, Inc.	2.9%
General Motors Co.	2.7%
Comcast Corp. - Class A	2.6%
Medtronic PLC	2.6%
CVS Health Corp.	2.5%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-SAR-44134R107

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-SAR-44134R107

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class I | HWLIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$378,892,192
Number of Holdings	63
Portfolio Turnover	21%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	26.3%
Health Care	15.6%
Energy	12.9%
Information Technology	10.6%
Industrials	9.8%
Communication Services	7.0%
Consumer Discretionary	6.0%
Consumer Staples	4.4%
Utilities	4.2%
Cash & Other	3.2%

Top Holdings	(% of net assets)
F5, Inc.	4.6%
Citigroup, Inc.	4.2%
APA Corp.	3.5%
Telefonaktiebolaget LM Ericsson	3.3%
Wells Fargo & Co.	3.2%
Elevance Health, Inc.	2.9%
General Motors Co.	2.7%
Comcast Corp. - Class A	2.6%
Medtronic PLC	2.6%
CVS Health Corp.	2.5%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-SAR-44134R503

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-SAR-44134R503

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Z | HWLZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.84%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$378,892,192
Number of Holdings	63
Portfolio Turnover	21%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	26.3%
Health Care	15.6%
Energy	12.9%
Information Technology	10.6%
Industrials	9.8%
Communication Services	7.0%
Consumer Discretionary	6.0%
Consumer Staples	4.4%
Utilities	4.2%
Cash & Other	3.2%

Top Holdings	(% of net assets)
F5, Inc.	4.6%
Citigroup, Inc.	4.2%
APA Corp.	3.5%
Telefonaktiebolaget LM Ericsson	3.3%
Wells Fargo & Co.	3.2%
Elevance Health, Inc.	2.9%
General Motors Co.	2.7%
Comcast Corp. - Class A	2.6%
Medtronic PLC	2.6%
CVS Health Corp.	2.5%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-SAR-44134R511

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-SAR-44134R511

Hotchkis & Wiley Mid-Cap Value Fund
Class A | HWMAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$416,327,211
Number of Holdings	72
Portfolio Turnover	18%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	22.0%
Energy	15.1%
Industrials	13.1%
Consumer Discretionary	12.8%
Information Technology	10.5%
Health Care	9.1%
Communication Services	4.1%
Utilities	4.0%
Materials	3.2%
Cash & Other	6.1%

Top Holdings	(% of net assets)
APA Corp.	4.4%
F5, Inc.	4.1%
Telefonaktiebolaget LM Ericsson	4.1%
Popular, Inc.	4.0%
Kosmos Energy Ltd.	3.9%
Citizens Financial Group, Inc.	3.4%
Fluor Corp.	2.9%
State Street Corp.	2.6%
Magna International, Inc.	2.5%
Olin Corp.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-SAR-44134R206

Hotchkis & Wiley Mid-Cap Value Fund
Class I | HWMIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$416,327,211
Number of Holdings	72
Portfolio Turnover	18%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	22.0%
Energy	15.1%
Industrials	13.1%
Consumer Discretionary	12.8%
Information Technology	10.5%
Health Care	9.1%
Communication Services	4.1%
Utilities	4.0%
Materials	3.2%
Cash & Other	6.1%

Top Holdings	(% of net assets)
APA Corp.	4.4%
F5, Inc.	4.1%
Telefonaktiebolaget LM Ericsson	4.1%
Popular, Inc.	4.0%
Kosmos Energy Ltd.	3.9%
Citizens Financial Group, Inc.	3.4%
Fluor Corp.	2.9%
State Street Corp.	2.6%
Magna International, Inc.	2.5%
Olin Corp.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-SAR-44134R800

Hotchkis & Wiley Mid-Cap Value Fund
Class Z | HWMZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$45	0.87%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$416,327,211
Number of Holdings	72
Portfolio Turnover	18%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	22.0%
Energy	15.1%
Industrials	13.1%
Consumer Discretionary	12.8%
Information Technology	10.5%
Health Care	9.1%
Communication Services	4.1%
Utilities	4.0%
Materials	3.2%
Cash & Other	6.1%

Top Holdings	(% of net assets)
APA Corp.	4.4%
F5, Inc.	4.1%
Telefonaktiebolaget LM Ericsson	4.1%
Popular, Inc.	4.0%
Kosmos Energy Ltd.	3.9%
Citizens Financial Group, Inc.	3.4%
Fluor Corp.	2.9%
State Street Corp.	2.6%
Magna International, Inc.	2.5%
Olin Corp.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-SAR-44134R495

Hotchkis & Wiley Small Cap Value Fund
Class A | HWSAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R305

Hotchkis & Wiley Small Cap Value Fund
Class C | HWSCX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.95%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R842

Hotchkis & Wiley Small Cap Value Fund
Class I | HWSIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R867

Hotchkis & Wiley Small Cap Value Fund
Class Z | HWSZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$45	0.87%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R487

Hotchkis & Wiley Small Cap Diversified Value Fund
Class A | HWVAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.06%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$869,491,726
Number of Holdings	356
Portfolio Turnover	31%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	34.0%
Industrials	15.6%
Consumer Discretionary	13.7%
Energy	9.2%
Information Technology	6.3%
Utilities	4.7%
Materials	3.7%
Consumer Staples	3.1%
Health Care	3.0%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Patterson Cos., Inc.	0.6%
NextDecade Corp.	0.6%
Eagle Bancorp, Inc.	0.6%
Sandy Spring Bancorp, Inc.	0.5%
Brookline Bancorp, Inc.	0.5%
TXNM Energy, Inc.	0.5%
Alaska Air Group, Inc.	0.5%
Ecovyst, Inc.	0.5%
Envista Holdings Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R644

Hotchkis & Wiley Small Cap Diversified Value Fund
Class I | HWVIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.81%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$869,491,726
Number of Holdings	356
Portfolio Turnover	31%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	34.0%
Industrials	15.6%
Consumer Discretionary	13.7%
Energy	9.2%
Information Technology	6.3%
Utilities	4.7%
Materials	3.7%
Consumer Staples	3.1%
Health Care	3.0%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Patterson Cos., Inc.	0.6%
NextDecade Corp.	0.6%
Eagle Bancorp, Inc.	0.6%
Sandy Spring Bancorp, Inc.	0.5%
Brookline Bancorp, Inc.	0.5%
TXNM Energy, Inc.	0.5%
Alaska Air Group, Inc.	0.5%
Ecovyst, Inc.	0.5%
Envista Holdings Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R651

Hotchkis & Wiley Small Cap Diversified Value Fund
Class Z | HWVZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40	0.76%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$869,491,726
Number of Holdings	356
Portfolio Turnover	31%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Financials	34.0%
Industrials	15.6%
Consumer Discretionary	13.7%
Energy	9.2%
Information Technology	6.3%
Utilities	4.7%
Materials	3.7%
Consumer Staples	3.1%
Health Care	3.0%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Patterson Cos., Inc.	0.6%
NextDecade Corp.	0.6%
Eagle Bancorp, Inc.	0.6%
Sandy Spring Bancorp, Inc.	0.5%
Brookline Bancorp, Inc.	0.5%
TXNM Energy, Inc.	0.5%
Alaska Air Group, Inc.	0.5%
Ecovyst, Inc.	0.5%
Envista Holdings Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R479

Hotchkis & Wiley Global Value Fund
Class A | HWGAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,266,553
Number of Holdings	64
Portfolio Turnover	18%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Geographic Breakdown	(% of net assets)
United States	55.7%
United Kingdom	8.4%
France	7.7%
Netherlands	7.1%
Germany	6.7%
Sweden	3.7%
Canada	1.8%
South Korea	1.7%
Australia	1.4%
Cash & Other	5.8%

Top Holdings	(% of net assets)
F5, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	3.7%
Workday, Inc. - Class A	3.4%
Siemens AG	3.3%
Elevance Health, Inc.	3.0%
WPP PLC	2.6%
Alphabet, Inc. - Class A	2.6%
Medtronic PLC	2.6%
Comcast Corp. - Class A	2.5%
American International Group, Inc.	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-SAR-44134R677

Hotchkis & Wiley Global Value Fund
Class I | HWGIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,266,553
Number of Holdings	64
Portfolio Turnover	18%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Geographic Breakdown	(% of net assets)
United States	55.7%
United Kingdom	8.4%
France	7.7%
Netherlands	7.1%
Germany	6.7%
Sweden	3.7%
Canada	1.8%
South Korea	1.7%
Australia	1.4%
Cash & Other	5.8%

Top Holdings	(% of net assets)
F5, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	3.7%
Workday, Inc. - Class A	3.4%
Siemens AG	3.3%
Elevance Health, Inc.	3.0%
WPP PLC	2.6%
Alphabet, Inc. - Class A	2.6%
Medtronic PLC	2.6%
Comcast Corp. - Class A	2.5%
American International Group, Inc.	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-SAR-44134R685

Hotchkis & Wiley International Value Fund
Class I | HWNIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,465,532
Number of Holdings	56
Portfolio Turnover	12%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Geographic Breakdown	(% of net assets)
United Kingdom	19.6%
France	16.1%
Netherlands	15.6%
Germany	10.7%
United States	7.7%
Japan	6.0%
Sweden	5.1%
Canada	4.7%
Australia	3.4%
Cash & Other	11.1%

Top Holdings	(% of net assets)
Telefonaktiebolaget LM Ericsson - Class B	5.1%
Siemens AG	4.3%
Accor SA	3.4%
Babcock International Group PLC	3.3%
Henkel AG & Co. KGaA	3.2%
Airbus SE	3.1%
Heineken Holding NV	3.0%
WPP PLC	2.9%
Lloyds Banking Group PLC	2.8%
Qantas Airways Ltd.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley International Value Fund	PAGE 1	TSR-SAR-44134R636

Hotchkis & Wiley International Small Cap Diversified Value Fund
Class I | HWTIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,551,918
Number of Holdings	282
Portfolio Turnover	36%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Geographic Breakdown	(% of net assets)
Japan	32.3%
United Kingdom	12.8%
Canada	8.9%
Australia	6.6%
Italy	6.0%
France	4.7%
Germany	3.8%
Switzerland	2.8%
Norway	2.7%
Cash & Other	19.4%

Top Holdings	(% of net assets)
Gakujo Co. Ltd.	0.6%
CI Financial Corp.	0.6%
Card Factory PLC	0.6%
OKUMA Corp.	0.6%
Mayr Melnhof Karton AG	0.6%
Trigano SA	0.6%
AIXTRON SE	0.6%
Suruga Bank Ltd.	0.5%
Rion Co. Ltd.	0.5%
Hyakujushi Bank Ltd.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R453

Hotchkis & Wiley Value Opportunities Fund
Class A | HWAAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R792

Hotchkis & Wiley Value Opportunities Fund
Class C | HWACX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.93%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R826

Hotchkis & Wiley Value Opportunities Fund
Class I | HWAIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R834

Hotchkis & Wiley Value Opportunities Fund
Class Z | HWAZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$46	0.88%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R461

Hotchkis & Wiley High Yield Fund
Class A | HWHAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$875,443,879
Number of Holdings	212
Portfolio Turnover	16%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type Breakdown	(% of net assets)
Corporate Bonds	90.5%
Bank Loans	5.0%
Convertible Bonds	1.1%
Common Stocks	0.9%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.5%
Carnival Corp.	1.7%
Authentic Brands Group LLC	1.1%
TK Elevator Holdco GmbH	1.0%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
TransDigm, Inc.	0.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Iracore Holdings Corp.	0.8%
NOVA Chemicals Corp.	0.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-SAR-44134R727

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-SAR-44134R727

Hotchkis & Wiley High Yield Fund
Class I | HWHIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$875,443,879
Number of Holdings	212
Portfolio Turnover	16%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type Breakdown	(% of net assets)
Corporate Bonds	90.5%
Bank Loans	5.0%
Convertible Bonds	1.1%
Common Stocks	0.9%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.5%
Carnival Corp.	1.7%
Authentic Brands Group LLC	1.1%
TK Elevator Holdco GmbH	1.0%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
TransDigm, Inc.	0.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Iracore Holdings Corp.	0.8%
NOVA Chemicals Corp.	0.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-SAR-44134R735

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-SAR-44134R735

Hotchkis & Wiley High Yield Fund
Class Z | HWHZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$31	0.60%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$875,443,879
Number of Holdings	212
Portfolio Turnover	16%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type Breakdown	(% of net assets)
Corporate Bonds	90.5%
Bank Loans	5.0%
Convertible Bonds	1.1%
Common Stocks	0.9%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.5%
Carnival Corp.	1.7%
Authentic Brands Group LLC	1.1%
TK Elevator Holdco GmbH	1.0%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
TransDigm, Inc.	0.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Iracore Holdings Corp.	0.8%
NOVA Chemicals Corp.	0.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-SAR-44134R529

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-SAR-44134R529

HW Opportunities MP Fund
HOMPX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the HW Opportunities MP Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$61,300,723
Number of Holdings	47
Portfolio Turnover	51%
Visit https://www.hwcm.com/HOMPX for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Sector Breakdown	(% of net assets)
Industrials	38.7%
Communication Services	15.4%
Materials	11.9%
Energy	8.4%
Financials	7.8%
Information Technology	5.4%
Consumer Discretionary	4.1%
Health Care	4.1%
Consumer Staples	2.0%
Cash & Other	2.2%

Top Holdings	(% of net assets)
Siemens AG	8.1%
U-Haul Holding Co.	6.6%
Stagwell, Inc.	6.5%
Ecovyst, Inc.	6.2%
Siemens AG	5.4%
Qantas Airways Ltd.	5.4%
NOV, Inc.	4.6%
Stanley Black & Decker, Inc.	4.4%
Randstad NV	3.9%
Microsoft Corp.	3.1%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Fund commenced operations following the completion of the reorganization of the HW Opportunities MP Fund, a series of Series Portfolio Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on December 15, 2023 (the “Reorganization”). During the Fund’s two most recent fiscal years, as a result of the Reorganization after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/HOMPX.
HW Opportunities MP Fund	PAGE 1	TSR-SAR-44134R446

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
HW Opportunities MP Fund	PAGE 2	TSR-SAR-44134R446

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hotchkis & Wiley Funds
Semi-Annual Financial Statements
DECEMBER 31, 2024
LARGE CAP DISCIPLINED VALUE FUND
LARGE CAP FUNDAMENTAL VALUE FUND
MID-CAP VALUE FUND
SMALL CAP VALUE FUND
SMALL CAP DIVERSIFIED VALUE FUND
GLOBAL VALUE FUND
INTERNATIONAL VALUE FUND
INTERNATIONAL SMALL CAP DIVERSIFIED VALUE FUND
VALUE OPPORTUNITIES FUND
HIGH YIELD FUND

Hotchkis & Wiley Large Cap Disciplined Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 3.1%
Boeing Co.(a)	5,960	$1,054,920
General Dynamics Corp.	1,700	447,933
RTX Corp.	11,000	1,272,920
		2,775,773
Air Freight & Logistics - 2.2%
FedEx Corp.	7,020	1,974,937
Automobile Components - 3.7%
Aptiv PLC(a)	17,500	1,058,400
BorgWarner, Inc.	14,200	451,418
Magna International, Inc.	44,300	1,851,297
		3,361,115
Automobiles - 2.3%
General Motors Co.	39,300	2,093,511
Banks - 12.2%
Bank of America Corp.	17,400	764,730
Citigroup, Inc.	49,904	3,512,742
Citizens Financial Group, Inc.	30,800	1,347,808
First Citizens BancShares, Inc./NC - Class A	229	483,882
Truist Financial Corp.	15,600	676,728
US Bancorp	33,800	1,616,654
Wells Fargo & Co.	38,434	2,699,604
		11,102,148
Beverages - 0.7%
Anheuser-Busch InBev SA/NV - ADR	13,500	675,945
Capital Markets - 3.7%
Bank of New York Mellon Corp.	14,600	1,121,718
Goldman Sachs Group, Inc.	840	481,001
State Street Corp.	17,900	1,756,885
		3,359,604
Chemicals - 1.1%
Olin Corp.	29,700	1,003,860
Communications Equipment - 7.6%
F5, Inc.(a)	15,500	3,897,785
Telefonaktiebolaget LM Ericsson - ADR	378,250	3,048,695
		6,946,480
Construction & Engineering - 0.4%
Fluor Corp.(a)	7,200	355,104
Consumer Finance - 0.6%
Capital One Financial Corp.	3,200	570,624
Electric Utilities - 1.8%
PPL Corp.	50,100	1,626,246
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity PLC	6,300	900,711
Energy Equipment & Services - 4.2%
Baker Hughes Co.	32,900	1,349,558
Halliburton Co.	13,200	358,908
NOV, Inc.	114,400	1,670,240
Schlumberger NV	11,400	437,076
		3,815,782

	Shares	Value
Entertainment - 0.7%
Warner Bros Discovery, Inc.(a)	63,600	$672,252
Financial Services - 2.7%
Corebridge Financial, Inc.	29,900	894,907
Fidelity National Information Services, Inc.	19,500	1,575,015
		2,469,922
Food Products - 2.7%
Conagra Brands, Inc.	24,500	679,875
Kraft Heinz Co.	59,000	1,811,890
		2,491,765
Ground Transportation - 0.8%
Norfolk Southern Corp.	3,100	727,570
Health Care Equipment & Supplies - 5.3%
GE HealthCare Technologies, Inc.	20,112	1,572,356
Medtronic PLC	26,682	2,131,358
Solventum Corp.(a)	6,800	449,208
Zimmer Biomet Holdings, Inc.	6,040	638,005
		4,790,927
Health Care Providers & Services - 9.0%
Centene Corp.(a)	14,800	896,584
Cigna Group	2,800	773,192
CVS Health Corp.	45,600	2,046,984
Elevance Health, Inc.	6,060	2,235,534
HCA Healthcare, Inc.	2,160	648,324
Humana, Inc.	4,500	1,141,695
Labcorp Holdings, Inc.	2,000	458,640
		8,200,953
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings, Inc.	90	447,158
Insurance - 3.6%
American International Group, Inc.	26,600	1,936,480
Hartford Financial Services Group, Inc.	12,300	1,345,620
		3,282,100
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	8,700	1,646,910
IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	5,800	446,020
Machinery - 4.7%
CNH Industrial NV	83,400	944,922
Cummins, Inc.	4,470	1,558,242
Deere & Co.	1,100	466,070
PACCAR, Inc.	8,700	904,974
Timken Co.	6,100	435,357
		4,309,565
Media - 4.3%
Comcast Corp. - Class A	56,700	2,127,951
Omnicom Group, Inc.	4,900	421,596
Paramount Global - Class B	43,600	456,056
WPP PLC - ADR	18,400	945,760
		3,951,363
Multi-Utilities - 2.0%
Dominion Energy, Inc.	33,400	1,798,924

The accompanying notes are an integral part of these financial statements.

1

Hotchkis & Wiley Large Cap Disciplined Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 8.2%
APA Corp.	124,300	$2,870,087
Cenovus Energy, Inc.	30,100	456,015
ConocoPhillips	7,769	770,452
Murphy Oil Corp.	10,800	326,808
Ovintiv, Inc.	29,400	1,190,700
Shell PLC - ADR	29,062	1,820,734
		7,434,796
Personal Care Products - 1.3%
Unilever PLC - ADR	20,700	1,173,690
Pharmaceuticals - 1.0%
GSK PLC - ADR	13,340	451,159
Sanofi SA - ADR	9,400	453,362
		904,521
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc.	7,420	624,467
Software - 3.5%
Workday, Inc. - Class A(a)	12,200	3,147,966
Specialty Retail - 0.5%
Lithia Motors, Inc.	1,300	464,659
TOTAL COMMON STOCKS (Cost $73,746,650)		89,547,368

		Par
SHORT-TERM INVESTMENTS - 1.6%
Time Deposits - 1.6%
Citigroup, Inc., 3.68%, 01/02/2025(b)		$1,424,965	1,424,965
Citigroup, Inc., 1.71%, 01/02/2025(b)	EUR	3	3
TOTAL SHORT-TERM INVESTMENTS (Cost $1,424,968)			1,424,968
TOTAL INVESTMENTS - 100.0% (Cost $75,171,618)			$90,972,336
Other Assets in Excess of Liabilities - 0.0%(c)			4,826
TOTAL NET ASSETS - 100.0%			$90,977,162

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a codingat all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)	Non-income producing security.
(b)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.1%
General Dynamics Corp.	6,800	$1,791,732
Huntington Ingalls Industries, Inc.	12,600	2,381,022
		4,172,754
Air Freight & Logistics - 2.2%
FedEx Corp.	29,800	8,383,634
Automobile Components - 3.3%
Aptiv PLC(a)	66,100	3,997,728
Magna International, Inc.	206,500	8,629,635
		12,627,363
Automobiles - 2.7%
General Motors Co.	194,700	10,371,669
Banks - 12.5%
Bank of America Corp.	72,700	3,195,165
Citigroup, Inc.	227,488	16,012,880
Citizens Financial Group, Inc.	128,000	5,601,280
Truist Financial Corp.	63,700	2,763,306
US Bancorp	153,500	7,341,905
Wells Fargo & Co.	174,763	12,275,353
		47,189,889
Capital Markets - 4.3%
Bank of New York Mellon Corp.	74,300	5,708,469
Goldman Sachs Group, Inc.	3,300	1,889,646
State Street Corp.	89,600	8,794,240
		16,392,355
Chemicals - 1.7%
Olin Corp.	184,600	6,239,480
Communications Equipment - 7.9%
F5, Inc.(a)	69,100	17,376,577
Telefonaktiebolaget LM Ericsson - ADR	1,563,100	12,598,586
		29,975,163
Consumer Finance - 0.7%
Capital One Financial Corp.	13,900	2,478,648
Electric Utilities - 1.9%
PPL Corp.	224,400	7,284,024
Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	40,200	1,910,304
TE Connectivity PLC	31,200	4,460,664
		6,370,968
Energy Equipment & Services - 4.3%
Baker Hughes Co.	145,000	5,947,900
Halliburton Co.	77,500	2,107,225
NOV, Inc.	565,300	8,253,380
		16,308,505
Entertainment - 1.0%
Warner Bros Discovery, Inc.(a)	353,200	3,733,324
Financial Services - 4.5%
Corebridge Financial, Inc.	123,100	3,684,383
Euronet Worldwide, Inc.(a)	48,100	4,946,604
Fidelity National Information Services, Inc.	103,000	8,319,310
		16,950,297

	Shares	Value
Food Products - 3.1%
Conagra Brands, Inc.	91,500	$2,539,125
General Mills, Inc.	27,100	1,728,167
Kraft Heinz Co.	246,500	7,570,015
		11,837,307
Ground Transportation - 1.1%
Norfolk Southern Corp.	16,800	3,942,960
Health Care Equipment & Supplies - 5.4%
GE HealthCare Technologies, Inc.	87,962	6,876,869
Medtronic PLC	123,100	9,833,228
Zimmer Biomet Holdings, Inc.	35,000	3,697,050
		20,407,147
Health Care Providers & Services - 8.7%
Cigna Group	13,300	3,672,662
CVS Health Corp.	213,130	9,567,406
Elevance Health, Inc.	29,600	10,919,440
HCA Healthcare, Inc.	12,500	3,751,875
Humana, Inc.	19,500	4,947,345
		32,858,728
Insurance - 4.3%
American International Group, Inc.	124,500	9,063,600
Hartford Financial Services Group, Inc.	66,600	7,286,040
		16,349,640
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	36,080	6,829,944
IT Services - 1.0%
Amdocs Ltd.	46,200	3,933,468
Machinery - 5.4%
CNH Industrial NV	365,400	4,139,982
Cummins, Inc.	23,000	8,017,800
PACCAR, Inc.	34,450	3,583,489
Stanley Black & Decker, Inc.	56,000	4,496,240
		20,237,511
Media - 4.2%
Comcast Corp. - Class A	265,300	9,956,709
Paramount Global - Class B	190,400	1,991,584
WPP PLC - ADR	79,800	4,101,720
		16,050,013
Multi-Utilities - 2.3%
Dominion Energy, Inc.	161,700	8,709,162
Oil, Gas & Consumable Fuels - 8.6%
APA Corp.	571,200	13,189,008
ConocoPhillips	36,695	3,639,043
Murphy Oil Corp.	46,970	1,421,312
Ovintiv, Inc.	135,280	5,478,840
Shell PLC - ADR	142,672	8,938,401
		32,666,604
Personal Care Products - 1.3%
Unilever PLC - ADR	87,600	4,966,920

The accompanying notes are an integral part of these financial statements.

3

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 1.5%
GSK PLC - ADR		115,340	$3,900,799
Sanofi SA - ADR		39,000	1,880,970
			5,781,769
TOTAL COMMON STOCKS (Cost $310,706,948)			373,049,246
		Par
SHORT-TERM INVESTMENTS - 1.6%
Time Deposits - 1.6%
Citigroup, Inc., 1.71%, 01/02/2025(b)	EUR	17	18
JPMorgan Chase and Company, 3.68%, 01/02/2025(b)		6,077,320	6,077,320
TOTAL SHORT-TERM INVESTMENTS (Cost $6,077,337)			6,077,338
TOTAL INVESTMENTS - 100.1% (Cost $316,784,285)			$379,126,584
Liabilities in Excess of Other Assets - (0.1)%			(234,392)
TOTAL NET ASSETS - 100.0%			$378,892,192

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

4

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Air Freight & Logistics - 0.6%
FedEx Corp.	8,500	$2,391,305
Automobile Components - 8.2%
Adient PLC(a)	581,500	10,019,245
Aptiv PLC(a)	83,500	5,050,080
BorgWarner, Inc.	127,700	4,059,583
Goodyear Tire & Rubber Co.(a)	190,100	1,710,900
Lear Corp.	34,400	3,257,680
Magna International, Inc.	244,100	10,200,939
		34,298,427
Banks - 10.9%
Citizens Financial Group, Inc.	327,000	14,309,520
Comerica, Inc.	65,200	4,032,620
First Citizens BancShares, Inc./NC - Class A	1,087	2,296,853
First Horizon Corp.	290,300	5,846,642
KeyCorp	127,800	2,190,492
Popular, Inc.	175,700	16,526,342
		45,202,469
Capital Markets - 3.5%
Northern Trust Corp.	33,000	3,382,500
State Street Corp.	112,100	11,002,615
		14,385,115
Chemicals - 3.2%
Huntsman Corp.	182,800	3,295,884
Olin Corp.	301,500	10,190,700
		13,486,584
Commercial Services & Supplies - 1.8%
Brink’s Co.	82,700	7,672,079
Communications Equipment - 8.2%
F5, Inc.(a)	68,100	17,125,107
Telefonaktiebolaget LM Ericsson - ADR	2,102,300	16,944,538
		34,069,645
Construction & Engineering - 2.9%
Fluor Corp.(a)	242,500	11,960,100
Consumer Finance - 2.4%
Ally Financial, Inc.	184,700	6,651,047
SLM Corp.	115,100	3,174,458
		9,825,505
Electric Utilities - 1.9%
NRG Energy, Inc.	27,100	2,444,962
PPL Corp.	164,100	5,326,686
		7,771,648
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc.(a)	25,400	2,873,248
Avnet, Inc.	85,500	4,473,360
		7,346,608
Energy Equipment & Services - 1.8%
Expro Group Holdings NV(a)	115,883	1,445,061
Halliburton Co.	85,100	2,313,869
NOV, Inc.	270,600	3,950,760
		7,709,690

	Shares	Value
Entertainment - 1.5%
Warner Bros Discovery, Inc.(a)	604,600	$6,390,622
Financial Services - 1.4%
Euronet Worldwide, Inc.(a)	16,100	1,655,724
Fidelity National Information Services, Inc.	49,300	3,981,961
		5,637,685
Food Products - 1.9%
Conagra Brands, Inc.	126,000	3,496,500
Kraft Heinz Co.	140,400	4,311,684
		7,808,184
Ground Transportation - 1.6%
U-Haul Holding Co.	101,000	6,469,050
Health Care Equipment & Supplies - 1.0%
Solventum Corp.(a)	64,400	4,254,264
Health Care Providers & Services - 6.9%
Centene Corp.(a)	133,500	8,087,430
CVS Health Corp.	69,700	3,128,833
Humana, Inc.	26,600	6,748,686
Labcorp Holdings, Inc.	10,900	2,499,588
Universal Health Services, Inc. - Class B	45,100	8,091,842
		28,556,379
Hotels, Restaurants & Leisure - 0.8%
Marriott Vacations Worldwide Corp.	37,500	3,367,500
Household Durables - 1.4%
Whirlpool Corp.	52,800	6,044,544
Insurance - 3.8%
American International Group, Inc.	88,400	6,435,520
CNO Financial Group, Inc.	224,900	8,368,529
Hartford Financial Services Group, Inc.	9,600	1,050,240
		15,854,289
Machinery - 3.8%
AGCO Corp.	22,800	2,131,344
CNH Industrial NV	665,800	7,543,514
Stanley Black & Decker, Inc.	76,800	6,166,272
		15,841,130
Media - 2.6%
Omnicom Group, Inc.	23,800	2,047,752
Paramount Global - Class B	236,800	2,476,928
WPP PLC - ADR(b)	119,700	6,152,580
		10,677,260
Multi-Utilities - 2.1%
Dominion Energy, Inc.	161,400	8,693,004
Oil, Gas & Consumable Fuels - 13.3%
APA Corp.	795,666	18,371,928
Baytex Energy Corp.	1,949,800	5,030,484
California Resources Corp.	81,500	4,229,035
Crescent Energy Co. - Class A	500,387	7,310,654
Kosmos Energy Ltd.(a)	4,795,120	16,399,311
Ovintiv, Inc.	96,500	3,908,250
		55,249,662

The accompanying notes are an integral part of these financial statements.

5

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 0.5%
Herbalife Ltd.(a)	315,200	$2,108,688
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC(a)	41,400	5,098,410
Professional Services - 1.2%
ManpowerGroup, Inc.	89,700	5,177,484
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.(a)	8,500	2,151,690
Software - 0.5%
Workday, Inc. - Class A(a)	8,700	2,244,861
Specialty Retail - 1.9%
Lithia Motors, Inc.	13,000	4,646,590
ODP Corp.(a)	145,645	3,311,967
		7,958,557
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.(a)	98,800	2,080,728
Trading Companies & Distributors - 1.2%
WESCO International, Inc.	27,500	4,976,400
TOTAL COMMON STOCKS (Cost $369,591,390)		402,759,566

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Hotel & Resort REITs - 0.1%
Pebblebrook Hotel Trust	43,100	584,005
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $581,996)		584,005
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Class Institutional, 4.58%(c)	1,834,000	1,834,000
	Par
Time Deposits - 3.2%
Citigroup, Inc., 3.68%, 01/02/2025(d)	$13,259,832	13,259,832
		13,259,832
TOTAL SHORT-TERM INVESTMENTS (Cost $15,093,832)		15,093,832
TOTAL INVESTMENTS - 100.5% (Cost $385,267,218)		$418,437,403
Liabilities in Excess of Other Assets - (0.5)%		(2,110,192)
TOTAL NET ASSETS - 100.0%		$416,327,211

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a codingat all four of these levels.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $1,797,600 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

6

Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Automobile Components - 3.4%
Adient PLC(a)	898,400	$15,479,432
Lear Corp.	134,100	12,699,270
		28,178,702
Banks - 10.6%
Associated Banc-Corp	335,700	8,023,230
Bank of NT Butterfield & Son Ltd.	378,100	13,819,555
First Hawaiian, Inc.	1,082,500	28,090,875
First Horizon Corp.	227,900	4,589,906
Popular, Inc.	311,500	29,299,690
Synovus Financial Corp.	63,300	3,242,859
WaFd, Inc.	40,098	1,292,759
		88,358,874
Capital Markets - 2.8%
Perella Weinberg Partners	155,900	3,716,656
Stifel Financial Corp.	186,200	19,752,096
		23,468,752
Chemicals - 6.2%
Ecovyst, Inc.(a)	3,958,300	30,241,412
Olin Corp.	629,100	21,263,580
		51,504,992
Commercial Services & Supplies - 1.6%
Brink’s Co.	91,600	8,497,732
MillerKnoll, Inc.	82,000	1,852,380
Quad/Graphics, Inc.	408,500	2,847,245
		13,197,357
Communications Equipment - 7.5%
F5, Inc.(a)	235,100	59,120,597
Telefonaktiebolaget LM Ericsson - ADR	485,100	3,909,906
		63,030,503
Construction & Engineering - 1.6%
Fluor Corp.(a)	276,500	13,636,980
Consumer Finance - 3.2%
SLM Corp.	961,700	26,523,686
Electric Utilities - 2.0%
OGE Energy Corp.	411,100	16,957,875
Electronic Equipment, Instruments & Components - 7.6%
Arrow Electronics, Inc.(a)	77,500	8,766,800
Avnet, Inc.	728,800	38,130,816
Belden, Inc.	148,200	16,688,802
		63,586,418
Energy Equipment & Services - 4.6%
Expro Group Holdings NV(a)	154,382	1,925,143
NOV, Inc.	2,509,900	36,644,540
		38,569,683
Financial Services - 2.1%
Euronet Worldwide, Inc.(a)	39,200	4,031,328
WEX, Inc.(a)	79,200	13,885,344
		17,916,672
Ground Transportation - 2.8%
U-Haul Holding Co.	371,100	23,768,955

	Shares	Value
Health Care Equipment & Supplies - 2.6%
LivaNova PLC(a)	186,900	$8,655,339
Solventum Corp.(a)	200,500	13,245,030
		21,900,369
Hotels, Restaurants & Leisure - 3.6%
International Game Technology PLC	238,000	4,203,080
Marriott Vacations Worldwide Corp.	292,600	26,275,480
		30,478,560
Insurance - 3.1%
CNO Financial Group, Inc.	123,600	4,599,156
Enstar Group Ltd.(a)	6,619	2,131,649
Global Indemnity Group LLC - Class A	316,036	11,377,296
Horace Mann Educators Corp.	208,500	8,179,455
		26,287,556
IT Services - 1.5%
ASGN, Inc.(a)	146,500	12,209,310
Machinery - 7.1%
AGCO Corp.	81,300	7,599,924
Allison Transmission Holdings, Inc.	76,250	8,239,575
Atmus Filtration Technologies, Inc.	132,000	5,171,760
Greenbrier Cos., Inc.	134,400	8,197,056
Miller Industries, Inc./TN	78,610	5,137,950
Stanley Black & Decker, Inc.	77,900	6,254,591
Timken Co.	262,000	18,698,940
		59,299,796
Media - 5.9%
National CineMedia, Inc.(a)	2,053,100	13,632,584
Stagwell, Inc.(a)	5,467,200	35,974,176
		49,606,760
Multi-Utilities - 1.5%
Avista Corp.	226,600	8,300,358
Black Hills Corp.	71,800	4,201,736
		12,502,094
Oil, Gas & Consumable Fuels - 4.2%
APA Corp.	138,408	3,195,841
Baytex Energy Corp.	1,739,786	4,488,648
Crescent Energy Co. - Class A	155,400	2,270,394
Kinetik Holdings, Inc.	28,900	1,638,919
Kosmos Energy Ltd.(a)	4,080,900	13,956,678
Murphy Oil Corp.	105,800	3,201,508
NextDecade Corp.(a)	846,900	6,529,599
		35,281,587
Personal Care Products - 0.1%
Herbalife Ltd.(a)	144,900	969,381
Pharmaceuticals - 0.6%
SIGA Technologies, Inc.	770,500	4,630,705
Professional Services - 2.0%
Hudson Global, Inc.(a)(b)	147,460	1,924,353
Korn Ferry	40,200	2,711,490
ManpowerGroup, Inc.	202,700	11,699,844
		16,335,687
Real Estate Management & Development - 3.7%
Jones Lang LaSalle, Inc.(a)	111,200	28,149,168
RMR Group, Inc. - Class A	119,100	2,458,224
		30,607,392

The accompanying notes are an integral part of these financial statements.

7

Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 4.0%
Lithia Motors, Inc.	27,300	$9,757,839
ODP Corp.(a)	362,480	8,242,795
Sonic Automotive, Inc. - Class A	250,100	15,843,835
		33,844,469
Trading Companies & Distributors - 0.9%
Rush Enterprises, Inc. - Class A	137,100	7,511,709
TOTAL COMMON STOCKS (Cost $724,803,879)		810,164,824
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate Management & Development - 0.5%
Seritage Growth Properties - Class A(a)	1,030,110	4,244,053
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,659,799)		4,244,053

	Par
SHORT-TERM INVESTMENTS - 2.8%
Time Deposits - 2.8%
Australia and New Zealand Banking Group Ltd., 3.68%, 01/02/2025(c)	$23,546,523	23,546,523
TOTAL SHORT-TERM INVESTMENTS (Cost $23,546,524)		23,546,523
TOTAL INVESTMENTS - 100.1% (Cost $763,010,202)		$837,955,400
Liabilities in Excess of Other Assets - (0.1)%		(820,391)
TOTAL NET ASSETS - 100.0%		$837,135,009

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

8

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Aerospace & Defense - 0.5%
AerSale Corp.(a)	307,700	$1,938,510
National Presto Industries, Inc.	22,814	2,245,354
		4,183,864
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.(a)	56,800	1,248,464
Automobile Components - 1.6%
Adient PLC(a)	166,905	2,875,773
Fox Factory Holding Corp.(a)	67,500	2,043,225
Goodyear Tire & Rubber Co.(a)	199,200	1,792,800
Phinia, Inc.	72,700	3,501,959
Visteon Corp.(a)	39,700	3,522,184
		13,735,941
Automobiles - 0.3%
Harley-Davidson, Inc.	101,100	3,046,143
Banks - 21.8%
1st Source Corp.	14,036	819,422
Arrow Financial Corp.	30,200	867,042
Associated Banc-Corp.	148,300	3,544,370
Banc of California, Inc.	178,218	2,755,250
Bank of Marin Bancorp	98,300	2,336,591
BankUnited, Inc.	85,410	3,260,100
BayCom Corp.	36,300	974,292
BCB Bancorp, Inc.	53,500	633,440
Berkshire Hills Bancorp, Inc.	96,300	2,737,809
Bridgewater Bancshares, Inc.(a)	74,590	1,007,711
Brookline Bancorp, Inc.	380,199	4,486,348
Camden National Corp.	53,516	2,287,274
Capitol Federal Financial, Inc.	443,800	2,622,858
Carter Bankshares, Inc.(a)	53,100	934,029
Cathay General Bancorp	69,132	3,291,375
Central Pacific Financial Corp.	117,870	3,424,123
Civista Bancshares, Inc.	39,000	820,560
CNB Financial Corp./PA	36,800	914,848
Columbia Banking System, Inc.	129,800	3,505,898
Community Trust Bancorp, Inc.	39,710	2,105,821
ConnectOne Bancorp, Inc.	148,100	3,392,971
CrossFirst Bankshares, Inc.(a)	165,320	2,504,598
Dime Community Bancshares, Inc.	127,200	3,909,492
Eagle Bancorp, Inc.	186,530	4,855,376
Enterprise Financial Services Corp.	68,300	3,852,120
FB Financial Corp.	14,300	736,593
Financial Institutions, Inc.	39,961	1,090,536
First Busey Corp.	32,900	775,453
First Business Financial Services, Inc.	13,305	615,888
First Financial Corp./IN	20,163	931,329
First Foundation, Inc.	407,397	2,529,935
First Hawaiian, Inc.	160,440	4,163,418
First Internet Bancorp	46,759	1,682,856
First Interstate BancSystem, Inc. - Class A	84,400	2,740,468
First Merchants Corp.	22,302	889,627
First Mid Bancshares, Inc.	24,100	887,362
First of Long Island Corp.	65,380	763,638
Flushing Financial Corp.	183,818	2,624,921
FS Bancorp, Inc.	19,580	803,955
Great Southern Bancorp, Inc.	17,110	1,021,467

	Shares	Value
Hanmi Financial Corp.	156,507	$3,696,695
Heritage Commerce Corp.	203,400	1,907,892
Heritage Financial Corp./WA	93,200	2,283,400
Hilltop Holdings, Inc.	109,300	3,129,259
Hingham Institution for Savings(b)	3,600	914,904
Home Bancorp, Inc.	19,700	910,337
HomeStreet, Inc.(a)	52,600	600,692
Hope Bancorp, Inc.	306,733	3,769,749
Horizon Bancorp, Inc./IN	165,200	2,661,372
Independent Bank Corp.	42,400	2,721,656
Independent Bank Corp./MI	74,780	2,604,587
Independent Bank Group, Inc.	19,800	1,201,266
Investar Holding Corp.	44,200	970,632
Kearny Financial Corp./MD	291,400	2,063,112
Live Oak Bancshares, Inc.	40,400	1,597,820
Mercantile Bank Corp.	19,400	863,106
Mid Penn Bancorp, Inc.	28,800	830,592
Midland States Bancorp, Inc.	78,400	1,912,960
MidWestOne Financial Group, Inc.	65,094	1,895,537
NB Bancorp, Inc.(a)	143,300	2,587,998
Northeast Bank	3,430	314,634
Northeast Community Bancorp, Inc.	38,770	948,314
Northfield Bancorp, Inc.	242,107	2,813,283
Northrim BanCorp, Inc.	22,550	1,757,547
OceanFirst Financial Corp.	214,310	3,879,011
Pacific Premier Bancorp, Inc.	100,214	2,497,333
Parke Bancorp, Inc.	33,600	689,136
PCB Bancorp	45,100	912,824
Peapack-Gladstone Financial Corp.	71,400	2,288,370
Preferred Bank/Los Angeles CA	43,000	3,714,340
Premier Financial Corp.	119,360	3,052,035
Primis Financial Corp.	85,856	1,001,081
Provident Financial Services, Inc.	187,772	3,543,258
RBB Bancorp	53,432	1,094,822
Sandy Spring Bancorp, Inc.	133,800	4,510,398
Shore Bancshares, Inc.	64,512	1,022,515
Sierra Bancorp	37,800	1,093,176
Simmons First National Corp. - Class A	188,600	4,183,148
South Plains Financial, Inc.	26,500	920,875
Southern First Bancshares, Inc.(a)	25,177	1,000,786
Southern Missouri Bancorp, Inc.	17,600	1,009,712
Texas Capital Bancshares, Inc.(a)	12,690	992,358
Tompkins Financial Corp.	28,420	1,927,729
Towne Bank/Portsmouth VA	27,400	933,244
TrustCo Bank Corp. NY	89,992	2,997,634
Univest Financial Corp.	111,030	3,276,495
Valley National Bancorp	443,700	4,019,922
Veritex Holdings, Inc.	144,400	3,921,904
WaFd, Inc.	100,834	3,250,888
Washington Trust Bancorp, Inc.	93,930	2,944,706
		189,736,208
Beverages - 0.1%
MGP Ingredients, Inc.	22,400	881,888
Broadline Retail - 0.2%
Nordstrom, Inc.	80,600	1,946,490
Building Products - 2.0%
American Woodmark Corp.(a)	28,500	2,266,605
Apogee Enterprises, Inc.	26,300	1,878,083

The accompanying notes are an integral part of these financial statements.

9

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Products - (Continued)
Armstrong World Industries, Inc.	16,000	$2,261,280
AZZ, Inc.	18,900	1,548,288
Insteel Industries, Inc.	65,100	1,758,351
Janus International Group, Inc.(a)	342,600	2,518,110
JELD-WEN Holding, Inc.(a)	108,900	891,891
Resideo Technologies, Inc.(a)	178,800	4,121,340
		17,243,948
Capital Markets - 1.7%
Diamond Hill Investment Group, Inc.	10,900	1,690,590
Federated Hermes, Inc. - Class B	99,700	4,098,667
Perella Weinberg Partners	61,800	1,473,312
Virtu Financial, Inc. - Class A	100,980	3,602,966
Virtus Investment Partners, Inc.	16,100	3,551,338
		14,416,873
Chemicals - 1.8%
AdvanSix, Inc.	72,500	2,065,525
American Vanguard Corp.	147,300	681,999
Cabot Corp.	13,370	1,220,815
Ecovyst, Inc.(a)	553,200	4,226,448
Huntsman Corp.	161,800	2,917,254
Ingevity Corp.(a)	78,300	3,190,725
Innospec, Inc.	15,600	1,716,936
		16,019,702
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	48,500	2,482,230
Brink’s Co.	34,100	3,163,457
Ennis, Inc.	80,900	1,706,181
Healthcare Services Group, Inc.(a)	154,100	1,789,872
Interface, Inc.	59,100	1,439,085
MillerKnoll, Inc.	109,400	2,471,346
Steelcase, Inc. - Class A	125,500	1,483,410
UniFirst Corp./MA	13,900	2,378,151
		16,913,732
Communications Equipment - 0.1%
Aviat Networks, Inc.(a)	39,200	709,912
Construction & Engineering - 0.3%
Concrete Pumping Holdings, Inc.(a)	136,400	908,424
Tutor Perini Corp.(a)	58,491	1,415,482
		2,323,906
Construction Materials - 0.4%
Knife River Corp.(a)	33,100	3,364,284
Consumer Finance - 1.0%
Bread Financial Holdings, Inc.	51,000	3,114,060
Navient Corp.	229,420	3,048,992
SLM Corp.	89,000	2,454,620
		8,617,672
Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	55,300	2,240,756
Containers & Packaging - 0.8%
Myers Industries, Inc.	209,600	2,313,984
Silgan Holdings, Inc.	55,900	2,909,595
TriMas Corp.	88,800	2,183,592
		7,407,171

	Shares	Value
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.(a)	17,200	$1,562,620
Laureate Education, Inc.(a)	118,900	2,174,681
		3,737,301
Electric Utilities - 2.1%
ALLETE, Inc.	52,776	3,419,885
MGE Energy, Inc.	37,500	3,523,500
Otter Tail Corp.	43,740	3,229,762
Portland General Electric Co.	79,100	3,450,342
TXNM Energy, Inc.	88,802	4,366,394
		17,989,883
Electrical Equipment - 0.4%
Preformed Line Products Co.	3,497	446,882
Thermon Group Holdings, Inc.(a)	107,763	3,100,341
		3,547,223
Electronic Equipment, Instruments & Components - 4.6%
Arrow Electronics, Inc.(a)	28,700	3,246,544
Avnet, Inc.	65,000	3,400,800
Belden, Inc.	28,770	3,239,790
Crane NXT Co.	65,000	3,784,300
ePlus, Inc.(a)	16,480	1,217,542
IPG Photonics Corp.(a)	36,800	2,676,096
Itron, Inc.(a)	22,500	2,443,050
Kimball Electronics, Inc.(a)	99,200	1,858,016
Methode Electronics, Inc.	316,900	3,736,251
OSI Systems, Inc.(a)	12,400	2,076,132
PC Connection, Inc.	13,100	907,437
Plexus Corp.(a)	25,623	4,009,487
Sanmina Corp.(a)	19,575	1,481,240
ScanSource, Inc.(a)	55,100	2,614,495
Vishay Intertechnology, Inc.	196,726	3,332,539
		40,023,719
Energy Equipment & Services - 3.2%
Cactus, Inc. - Class A	43,600	2,544,496
Expro Group Holdings NV(a)	210,903	2,629,960
Innovex International, Inc.(a)	180,200	2,517,394
Kodiak Gas Services, Inc.	96,600	3,944,178
Liberty Energy, Inc.	134,900	2,683,161
National Energy Services Reunited Corp.(a)	291,900	2,615,424
Oil States International, Inc.(a)	256,100	1,295,866
ProFrac Holding Corp. - Class A(a)(b)	240,000	1,862,400
ProPetro Holding Corp.(a)	399,900	3,731,067
RPC, Inc.	395,800	2,351,052
Select Water Solutions, Inc.	154,800	2,049,552
		28,224,550
Financial Services - 3.6%
Cass Information Systems, Inc.	20,300	830,473
Enact Holdings, Inc.	95,700	3,098,766
Essent Group Ltd.	59,300	3,228,292
Euronet Worldwide, Inc.(a)	35,500	3,650,820
International Money Express, Inc.(a)	74,800	1,558,084
Merchants Bancorp/IN	58,800	2,144,436
MGIC Investment Corp.	161,600	3,831,536
NCR Atleos Corp.(a)	47,850	1,623,072
NMI Holdings, Inc. - Class A(a)	90,500	3,326,780

The accompanying notes are an integral part of these financial statements.

10

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial Services - (Continued)
Payoneer Global, Inc.(a)	163,100	$1,637,524
Radian Group, Inc.	100,210	3,178,661
Western Union Co.	303,200	3,213,920
		31,322,364
Food Products - 0.8%
Cal-Maine Foods, Inc.	22,000	2,264,240
Hain Celestial Group, Inc.(a)	367,900	2,262,585
WK Kellogg Co.	154,400	2,777,656
		7,304,481
Gas Utilities - 1.2%
Northwest Natural Holding Co.	89,300	3,532,708
Southwest Gas Holdings, Inc.	49,100	3,471,861
Spire, Inc.	54,873	3,722,036
		10,726,605
Ground Transportation - 0.5%
Marten Transport Ltd.	96,300	1,503,243
Schneider National, Inc. - Class B	92,700	2,714,256
		4,217,499
Health Care Equipment & Supplies - 1.3%
Envista Holdings Corp.(a)	217,000	4,185,930
Inmode Ltd.(a)	214,000	3,573,800
Utah Medical Products, Inc.	25,900	1,592,073
Zynex, Inc.(a)(b)	202,200	1,619,622
		10,971,425
Health Care Providers & Services - 1.0%
Concentra Group Holdings Parent, Inc.	63,831	1,262,577
National Research Corp.	37,200	656,208
Patterson Cos., Inc.	171,600	5,295,576
Select Medical Holdings Corp.	79,100	1,491,035
		8,705,396
Health Care Technology - 0.3%
TruBridge, Inc.(a)	128,400	2,532,048
Hotels, Restaurants & Leisure - 4.6%
Accel Entertainment, Inc.(a)	238,400	2,546,112
Bloomin’ Brands, Inc.	225,805	2,757,079
Dave & Buster’s Entertainment, Inc.(a)	48,700	1,421,553
Denny’s Corp.(a)	409,100	2,475,055
El Pollo Loco Holdings, Inc.(a)	173,100	1,997,574
Everi Holdings, Inc.(a)	285,700	3,859,807
Hilton Grand Vacations, Inc.(a)	70,200	2,734,290
International Game Technology PLC	175,000	3,090,500
Marriott Vacations Worldwide Corp.	46,600	4,184,680
Monarch Casino & Resort, Inc.	34,900	2,753,610
Papa John’s International, Inc.	42,500	1,745,475
Playa Hotels & Resorts NV(a)	209,600	2,651,440
Travel + Leisure Co.	75,080	3,787,786
United Parks & Resorts, Inc.(a)	70,100	3,938,919
		39,943,880
Household Durables - 2.1%
Beazer Homes USA, Inc.(a)	26,500	727,690
Century Communities, Inc.	16,196	1,188,139
Green Brick Partners, Inc.(a)	33,050	1,866,994
Helen of Troy Ltd.(a)	65,500	3,918,865

	Shares	Value
KB Home	29,000	$1,905,880
Legacy Housing Corp.(a)	31,800	784,824
Leggett & Platt, Inc.	134,600	1,292,160
LGI Homes, Inc.(a)	17,000	1,519,800
M/I Homes, Inc.(a)	14,823	1,970,718
Tri Pointe Homes, Inc.(a)	77,687	2,816,931
		17,992,001
Household Products - 0.5%
Central Garden & Pet Co.(a)	51,100	1,982,680
Energizer Holdings, Inc.	58,700	2,048,043
		4,030,723
Insurance - 5.0%
Ambac Financial Group, Inc.(a)	228,200	2,886,730
Assured Guaranty Ltd.	33,200	2,988,332
Axis Capital Holdings Ltd.	26,800	2,375,016
CNO Financial Group, Inc.	89,186	3,318,611
Employers Holdings, Inc.	75,535	3,869,658
F&G Annuities & Life, Inc.	41,400	1,715,616
Hanover Insurance Group, Inc.	26,400	4,083,024
Horace Mann Educators Corp.	94,314	3,699,938
Kemper Corp.	55,400	3,680,776
Lincoln National Corp.	56,000	1,775,760
Mercury General Corp.	21,100	1,402,728
ProAssurance Corp.(a)	152,400	2,424,684
SiriusPoint Ltd.(a)	99,848	1,636,509
Stewart Information Services Corp.	37,800	2,551,122
United Fire Group, Inc.	43,100	1,226,195
White Mountains Insurance Group Ltd.	1,900	3,695,614
		43,330,313
Interactive Media & Services - 0.5%
Shutterstock, Inc.	85,600	2,597,960
ZoomInfo Technologies, Inc.(a)	179,100	1,882,341
		4,480,301
IT Services - 0.5%
ASGN, Inc.(a)	37,200	3,100,248
Hackett Group, Inc.	33,600	1,032,192
		4,132,440
Leisure Products - 0.8%
JAKKS Pacific, Inc.(a)	34,667	975,876
Johnson Outdoors, Inc. - Class A	50,600	1,669,800
Polaris, Inc.	43,100	2,483,422
Revelyst, Inc.(a)	96,500	1,855,695
		6,984,793
Machinery - 4.6%
Albany International Corp. - Class A	36,100	2,886,917
Atmus Filtration Technologies, Inc.	88,400	3,463,512
Barnes Group, Inc.	74,000	3,497,240
Douglas Dynamics, Inc.	66,300	1,566,669
Gates Industrial Corp. PLC(a)	121,500	2,499,255
Greenbrier Cos., Inc.	36,629	2,234,003
Hillenbrand, Inc.	133,320	4,103,589
Kennametal, Inc.	69,700	1,674,194
L.B. Foster Company - Class A(a)	43,500	1,170,150
Lindsay Corp.	21,400	2,531,834
Miller Industries, Inc./TN	21,920	1,432,691
Proto Labs, Inc.(a)	94,300	3,686,187
REV Group, Inc.	90,200	2,874,674

The accompanying notes are an integral part of these financial statements.

11

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - (Continued)
Timken Co.	41,900	$2,990,403
Wabash National Corp.	180,382	3,089,944
		39,701,262
Media - 0.8%
Emerald Holding, Inc.	169,050	814,821
National CineMedia, Inc.(a)	132,100	877,144
Stagwell, Inc.(a)	344,500	2,266,810
TEGNA, Inc.	168,067	3,073,946
		7,032,721
Metals & Mining - 0.4%
Constellium SE(a)	122,500	1,258,075
SunCoke Energy, Inc.	188,900	2,021,230
		3,279,305
Mortgage REITs - 0.1%
Claros Mortgage Trust, Inc.	128,900	582,628
Multi-Utilities - 1.4%
Avista Corp.	95,861	3,511,388
Black Hills Corp.	61,900	3,622,388
Northwestern Energy Group, Inc.	65,700	3,512,322
Unitil Corp.	28,300	1,533,577
		12,179,675
Oil, Gas & Consumable Fuels - 6.0%
Baytex Energy Corp.	1,187,542	3,063,858
California Resources Corp.	69,000	3,580,410
Crescent Energy Co. - Class A	285,475	4,170,790
CVR Energy, Inc.(b)	115,200	2,158,848
Delek US Holdings, Inc.	103,000	1,905,500
Excelerate Energy, Inc. - Class A	65,500	1,981,375
International Seaways, Inc.	36,700	1,318,998
Kosmos Energy Ltd.(a)	881,313	3,014,090
NextDecade Corp.(a)	653,200	5,036,172
Northern Oil & Gas, Inc.	86,560	3,216,570
Par Pacific Holdings, Inc.(a)	208,300	3,414,037
PBF Energy, Inc. - Class A	113,200	3,005,460
REX American Resources Corp.(a)	76,800	3,201,792
Talos Energy, Inc.(a)	360,900	3,504,339
VAALCO Energy, Inc.	462,300	2,020,251
Vital Energy, Inc.(a)	135,100	4,177,292
World Kinect Corp.	127,524	3,508,185
		52,277,967
Paper & Forest Products - 0.3%
Mercer International, Inc.	142,600	926,900
Sylvamo Corp.	21,900	1,730,538
		2,657,438
Passenger Airlines - 0.6%
Alaska Air Group, Inc.(a)	67,000	4,338,250
Sun Country Airlines Holdings, Inc.(a)	71,600	1,043,928
		5,382,178
Personal Care Products - 1.4%
Edgewell Personal Care Co.	100,400	3,373,440
Herbalife Ltd.(a)	520,100	3,479,469
Interparfums, Inc.	6,500	854,815
Medifast, Inc.(a)	89,500	1,576,990
Nu Skin Enterprises, Inc. - Class A	425,450	2,931,351
		12,216,065

	Shares	Value
Pharmaceuticals - 0.4%
Amphastar Pharmaceuticals, Inc.(a)	63,500	$2,357,755
ANI Pharmaceuticals, Inc.(a)	14,000	773,920
		3,131,675
Professional Services - 3.2%
Concentrix Corp.	35,700	1,544,739
Forrester Research, Inc.(a)	47,000	736,490
Heidrick & Struggles International, Inc.	75,610	3,350,279
Huron Consulting Group, Inc.(a)	15,700	1,950,882
Insperity, Inc.	30,100	2,333,051
Kforce, Inc.	61,900	3,509,730
Korn Ferry	44,656	3,012,047
ManpowerGroup, Inc.	49,500	2,857,140
Maximus, Inc.	38,800	2,896,420
Resources Connection, Inc.	294,385	2,511,104
TrueBlue, Inc.(a)	324,300	2,724,120
		27,426,002
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC(a)	240,730	3,148,748
RMR Group, Inc. - Class A	69,100	1,426,224
		4,574,972
Semiconductors & Semiconductor Equipment - 0.7%
Diodes, Inc.(a)	56,449	3,481,210
Photronics, Inc.(a)	127,240	2,997,774
		6,478,984
Software - 0.4%
Adeia, Inc.	219,300	3,065,814
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	67,700	3,201,533
Asbury Automotive Group, Inc.(a)	9,624	2,338,921
Group 1 Automotive, Inc.	7,898	3,328,849
Haverty Furniture Cos., Inc.	122,500	2,726,850
MarineMax, Inc.(a)	56,900	1,647,255
OneWater Marine, Inc. - Class A(a)	70,100	1,218,338
PetMed Express, Inc.(a)	338,500	1,631,570
Signet Jewelers Ltd.	31,500	2,542,365
Sonic Automotive, Inc. - Class A	55,750	3,531,762
		22,167,443
Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	44,100	2,389,779
G-III Apparel Group Ltd.(a)	68,940	2,248,823
Oxford Industries, Inc.	41,700	3,285,126
Steven Madden Ltd.	60,500	2,572,460
		10,496,188
Trading Companies & Distributors - 1.5%
DXP Enterprises, Inc./TX(a)	16,900	1,396,278
Global Industrial Co.	52,057	1,290,493
McGrath RentCorp	16,300	1,822,666
MSC Industrial Direct Co., Inc. - Class A	43,200	3,226,608
Rush Enterprises, Inc. - Class A	56,760	3,109,881
Titan Machinery, Inc.(a)	170,200	2,404,926
		13,250,852
TOTAL COMMON STOCKS (Cost $776,634,293)		820,135,068

The accompanying notes are an integral part of these financial statements.

12

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.6%
Diversified REITs - 0.4%
Empire State Realty Trust, Inc. - Class A	326,100	$3,365,352
Hotel & Resort REITs - 1.0%
DiamondRock Hospitality Co.	218,400	1,972,152
Park Hotels & Resorts, Inc.	237,000	3,334,590
Pebblebrook Hotel Trust	266,700	3,613,785
		8,920,527
Mortgage REITs - 0.8%
Apollo Commercial Real Estate Finance, Inc.	201,000	1,740,660
Ares Commercial Real Estate Corp.	269,500	1,587,355
BrightSpire Capital, Inc.	300,400	1,694,256
Granite Point Mortgage Trust, Inc.	404,300	1,127,997
Rithm Property Trust, Inc.	203,734	605,090
		6,755,358
Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A(a)	393,348	1,620,594
Retail REITs - 0.2%
Alexander’s, Inc.	11,600	2,320,696
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,862,582)		22,982,527
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Class Institutional, 4.58%(c)	3,581,332	3,581,332

	Par
Time Deposits - 3.0%
JPMorgan Chase and Company, 3.68%, 01/02/2025(d)	$25,796,894	25,796,894
TOTAL SHORT-TERM INVESTMENTS (Cost $29,378,226)		29,378,226
TOTAL INVESTMENTS - 100.3% (Cost $833,875,101)		$872,495,821
Liabilities in Excess of Other Assets - (0.3)%		(3,004,095)
TOTAL NET ASSETS - 100.0%		$869,491,726

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SE - Societas Europeae
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $3,498,414 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

13

Hotchkis & Wiley Global Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 4.3%
Airbus SE	4,500	$720,590
Babcock International Group PLC	95,600	597,962
BAE Systems PLC	15,559	223,197
		1,541,749
Air Freight & Logistics - 2.2%
FedEx Corp.	2,810	790,537
Automobile Components - 1.5%
Magna International, Inc.	13,361	558,356
Automobiles - 2.2%
General Motors Co.	9,745	519,116
Mercedes-Benz Group AG	5,000	278,759
		797,875
Banks - 11.4%
Banca Monte dei Paschi di Siena SpA	50,600	358,673
BNP Paribas SA	10,356	635,826
Citigroup, Inc.	10,484	737,969
ING Groep NV	14,256	223,414
Lloyds Banking Group PLC	807,200	551,257
Popular, Inc.	3,560	334,854
Societe Generale SA	10,393	291,685
US Bancorp	7,100	339,593
Wells Fargo & Co.	9,600	674,304
		4,147,575
Beverages - 2.1%
Heineken Holding NV	12,700	761,430
Capital Markets - 1.0%
State Street Corp.	3,800	372,970
Chemicals - 2.4%
Akzo Nobel NV	6,000	360,138
Nippon Sanso Holdings Corp.	18,300	507,788
		867,926
Communications Equipment - 8.2%
F5, Inc.(a)	6,400	1,609,408
Telefonaktiebolaget LM Ericsson - ADR	167,872	1,353,048
		2,962,456
Energy Equipment & Services - 2.7%
Baker Hughes Co.	14,700	602,994
NOV, Inc.	26,869	392,288
		995,282
Financial Services - 4.3%
Euronet Worldwide, Inc.(a)	3,600	370,224
Fidelity National Information Services, Inc.	10,200	823,854
Worldline SA/France(a)(b)	42,400	372,682
		1,566,760
Food Products - 2.3%
JDE Peet’s NV	19,000	326,438
Kraft Heinz Co.	17,000	522,070
		848,508
Ground Transportation - 0.9%
U-Haul Holding Co.	5,115	327,616

	Shares	Value
Health Care Equipment & Supplies - 5.6%
GE HealthCare Technologies, Inc.	9,218	$720,663
Koninklijke Philips NV(a)	15,821	400,767
Medtronic PLC	11,600	926,608
		2,048,038
Health Care Providers & Services - 6.4%
CVS Health Corp.	16,900	758,641
Elevance Health, Inc.	2,955	1,090,100
Humana, Inc.	1,800	456,678
		2,305,419
Hotels, Restaurants & Leisure - 2.4%
Accor SA	15,500	753,884
Entain PLC	14,400	123,614
		877,498
Household Products - 1.8%
Henkel AG & Co. KGaA	8,500	654,922
Industrial Conglomerates - 3.3%
Siemens AG	6,100	1,189,469
Insurance - 3.3%
American International Group, Inc.	11,569	842,223
Hartford Financial Services Group, Inc.	3,100	339,140
		1,181,363
Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A	4,900	927,570
Machinery - 3.1%
CNH Industrial NV	35,800	405,614
Cummins, Inc.	2,020	704,172
		1,109,786
Media - 5.1%
Comcast Corp. - Class A	24,100	904,473
WPP PLC	90,600	933,886
		1,838,359
Multi-Utilities - 1.5%
Dominion Energy, Inc.	10,400	560,144
Oil, Gas & Consumable Fuels - 4.8%
APA Corp.	24,500	565,705
Baytex Energy Corp.	38,900	100,129
Kosmos Energy Ltd.(a)	72,300	247,266
Ovintiv, Inc.	3,500	141,750
Shell PLC - ADR	10,900	682,885
		1,737,735
Passenger Airlines - 1.4%
Qantas Airways Ltd.(a)	94,600	523,699
Personal Care Products - 1.1%
Unilever PLC	6,700	380,696
Pharmaceuticals - 1.0%
GSK PLC - ADR	10,800	365,256
Professional Services - 1.4%
Randstad NV	12,300	517,862
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc.	2,950	248,272

The accompanying notes are an integral part of these financial statements.

14

Hotchkis & Wiley Global Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 3.4%
Workday, Inc. - Class A(a)	4,780	$1,233,383
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd.	16,900	603,107
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC - ADR	26,372	223,898
TOTAL COMMON STOCKS (Cost $30,833,316)		35,065,516
PREFERRED STOCKS - 0.8%
Automobiles - 0.8%
Bayerische Motoren Werke AG 0.00%,	3,800	284,677
TOTAL PREFERRED STOCKS (Cost $257,855)		284,677

		Par
SHORT-TERM INVESTMENTS - 2.4%
Time Deposits - 2.4%
Citigroup, Inc., 1.71%, 01/02/2025(c)	EUR	15	15
JPMorgan Chase and Company, 3.68%, 01/02/2025(c)		887,538	887,538
TOTAL SHORT-TERM INVESTMENTS (Cost $887,554)			887,553
TOTAL INVESTMENTS - 99.9% (Cost $31,978,725)			$36,237,746
Other Assets in Excess of Liabilities - 0.1%			28,807
TOTAL NET ASSETS - 100.0%			$36,266,553

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a codingat all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
EUR - Euro
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $372,682 or 1.0% of the Fund’s net assets.

(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
Allocation of Portfolio Holdings by Country as of December 31, 2024

	(% of Net Assets)
United States	$20,203,486	55.7%
United Kingdom	3,034,510	8.4
France	2,774,667	7.7
Netherlands	2,590,049	7.1
Germany	2,407,827	6.7
Sweden	1,353,048	3.7
Canada	658,485	1.8
South Korea	603,107	1.7
Australia	523,699	1.4
Japan	507,788	1.4
Italy	358,673	1.0
Puerto Rico	334,854	0.9
Cash and Other	916,360	2.5
	$36,266,553	100.0%

The accompanying notes are an integral part of these financial statements.

15

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 7.4%
Airbus SE	675	$108,088
Babcock International Group PLC	18,300	114,463
BAE Systems PLC	2,290	32,851
		255,402
Automobile Components - 2.0%
Magna International, Inc.	1,687	70,500
Automobiles - 1.5%
Mercedes-Benz Group AG	950	52,964
Banks - 18.7%
ABN AMRO Bank NV(a)	3,200	49,381
Banca Monte dei Paschi di Siena SpA	10,100	71,593
Banco Santander SA	11,000	50,889
Barclays PLC	21,217	70,974
BNP Paribas SA	1,514	92,955
ING Groep NV	5,007	78,468
Lloyds Banking Group PLC	143,200	97,795
NatWest Group PLC	9,514	47,677
Societe Generale SA	3,141	88,154
		647,886
Beverages - 4.1%
Coca-Cola Europacific Partners PLC	510	39,173
Heineken Holding NV	1,727	103,543
		142,716
Chemicals - 7.4%
Akzo Nobel NV	1,410	84,632
Fuso Chemical Co. Ltd.	3,800	85,097
Nippon Sanso Holdings Corp.	3,100	86,019
		255,748
Communications Equipment - 5.6%
Nokia Oyj	4,100	18,136
Telefonaktiebolaget LM Ericsson - Class B	21,844	176,903
		195,039
Energy Equipment & Services - 1.0%
Subsea 7 SA	2,100	33,411
Financial Services - 1.5%
Worldline SA/France(a)(b)	5,800	50,980
Food Products - 1.3%
JDE Peet’s NV	2,530	43,468
Health Care Equipment & Supplies - 4.3%
Koninklijke Philips NV(b)	2,580	65,355
Medtronic PLC	1,065	85,072
		150,427
Hotels, Restaurants & Leisure - 5.2%
Accor SA	2,440	118,676
Entain PLC	2,700	23,178
Lottomatica Group SpA	2,900	38,690
		180,544
Household Products - 3.2%
Henkel AG & Co. KGaA	1,440	110,951

	Shares	Value
Industrial Conglomerates - 5.3%
Siemens AG	770	$150,146
Smiths Group PLC	1,600	34,305
		184,451
Insurance - 2.0%
Tokio Marine Holdings, Inc.	1,000	35,888
Zurich Insurance Group AG	59	35,091
		70,979
IT Services - 1.4%
Capgemini SE	300	48,998
Machinery - 0.5%
CNH Industrial NV	1,493	16,916
Media - 4.2%
Havas NV(b)	16,300	27,393
RTL Group SA	640	17,646
WPP PLC	9,800	101,016
		146,055
Metals & Mining - 0.7%
Glencore PLC	5,700	25,104
Oil, Gas & Consumable Fuels - 8.2%
Baytex Energy Corp.	8,300	21,364
Cenovus Energy, Inc.	1,670	25,315
Kosmos Energy Ltd.(b)	14,718	50,335
Parkland Corp. (Acquired 01/30/2023, Cost $9,642)(a)(c)	410	9,273
Shell PLC	2,687	84,327
Suncor Energy, Inc.	1,100	39,265
TotalEnergies SE	945	52,651
		282,530
Passenger Airlines - 2.7%
Qantas Airways Ltd.(b)	16,800	93,003
Personal Care Products - 1.1%
Unilever PLC	668	37,956
Pharmaceuticals - 0.8%
GSK PLC	1,647	27,780
Professional Services - 2.5%
Randstad NV	2,050	86,310
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	31,598
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co. Ltd.	2,580	92,072
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC	50,946	43,461
TOTAL COMMON STOCKS (Cost $3,073,493)		3,377,249

The accompanying notes are an integral part of these financial statements.

16

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - 1.7%
Automobiles - 1.7%
Bayerische Motoren Werke AG 0.00%,	806	$60,382
TOTAL PREFERRED STOCKS (Cost $57,525)		60,382
	Par
SHORT-TERM INVESTMENTS - 0.9%
Time Deposits - 0.9%
Royal Bank of Canada, 3.68%, 01/02/2025(d)	$31,158	31,158
TOTAL SHORT-TERM INVESTMENTS (Cost $31,158)		31,158
TOTAL INVESTMENTS - 100.1% (Cost $3,162,176)		$3,468,789
Liabilities in Excess of Other Assets - (0.1)%		(3,257)
TOTAL NET ASSETS - 100.0%		$3,465,532

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $109,634 or 3.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of December 31, 2024, the value of these securities total $9,273 or 0.3% of the Fund’s net assets.

(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
Allocation of Portfolio Holdings by Country as of December 31, 2024

	(% of Net Assets)
United Kingdom	$676,260	19.6%
France	560,502	16.1
Netherlands	538,550	15.6
Germany	374,443	10.7
United States	264,430	7.7
Japan	207,004	6.0
Sweden	176,903	5.1
Canada	165,717	4.7
Australia	118,107	3.4
Italy	110,283	3.2
South Korea	92,072	2.7
Spain	50,889	1.5
Switzerland	35,091	1.0
Taiwan	31,598	0.9
Finland	18,136	0.5
Luxembourg	17,646	0.5
Cash and Other	27,901	0.8
	$3,465,532	100.0%

The accompanying notes are an integral part of these financial statements.

17

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 0.6%
Babcock International Group PLC	2,020	$12,635
QinetiQ Group PLC	2,570	13,320
		25,955
Air Freight & Logistics - 0.3%
Sankyu, Inc.	400	13,814
Automobile Components - 2.2%
Exco Technologies Ltd.	1,470	7,680
Gestamp Automocion SA(a)	3,310	8,487
Linamar Corp.	310	12,247
Opmobility	1,640	17,055
Pacific Industrial Co. Ltd.	1,600	13,765
Sumitomo Riko Co. Ltd.	1,300	13,308
Toyota Boshoku Corp.	1,100	14,235
Valeo SE	1,540	14,823
		101,600
Automobiles - 0.6%
Trigano SA	200	25,275
Banks - 8.9%
Awa Bank Ltd.	1,200	20,627
Banca Sistema SpA(a)	6,077	8,021
Banco di Desio e della Brianza SpA	2,120	14,889
Bank Danamon Indonesia Tbk PT	56,900	8,980
Bank of East Asia Ltd.	18,378	23,307
Basellandschaftliche Kantonalbank	9	8,529
Dah Sing Financial Holdings Ltd.	6,800	24,529
First Bank of Toyama Ltd.	3,300	22,273
Heartland Group Holdings Ltd.	15,500	8,580
Hyakujushi Bank Ltd.	1,200	24,787
Iyogin Holdings, Inc.	2,300	22,233
Norion Bank AB(b)	2,581	8,486
Oma Saastopankki Oyj	800	8,784
Raiffeisen Bank International AG	1,200	24,520
Spar Nord Bank AS	680	19,464
Sparebank 1 Oestlandet	1,700	23,545
Sparebanken More	1,071	9,126
Sparebanken Sor	1,300	22,613
Sparebanken Vest	1,840	22,900
Sparekassen Sjaelland-Fyn AS	300	10,406
Suruga Bank Ltd.	3,500	24,890
TOMONY Holdings, Inc.	7,900	22,425
Unicaja Banco SA(a)	10,470	13,827
Vestjysk Bank AS	15,529	9,182
		406,923
Beverages - 0.7%
AG Barr PLC	1,220	9,301
C&C Group PLC	12,300	22,482
		31,783
Biotechnology - 0.5%
Pharma Foods International Co. Ltd.	3,700	23,224
Building Products - 0.9%
Bunka Shutter Co. Ltd.	1,100	13,437
Forbo Holding AG	15	12,473
Sanko Metal Industrial Co. Ltd.	300	8,453
Schweiter Technologies AG	18	8,191
		42,554

	Shares	Value
Capital Markets - 3.1%
Altshuler Shaham Finance Ltd.	4,810	$8,521
Azimut Holding SpA	523	13,034
CI Financial Corp.	1,280	27,551
Jupiter Fund Management PLC	22,040	23,920
Leonteq AG	500	10,896
Liontrust Asset Management PLC	1,600	9,534
Man Group PLC/Jersey	8,650	23,083
Plus500 Ltd.	730	24,748
		141,287
Chemicals - 1.8%
Dai Nippon Toryo Co. Ltd.	1,200	8,785
Fuso Chemical Co. Ltd.	1,000	22,394
Hodogaya Chemical Co. Ltd.	600	14,431
Soken Chemical & Engineering Co. Ltd.	700	15,928
Tessenderlo Group SA	377	7,381
Tokuyama Corp.	800	13,267
		82,186
Commercial Services & Supplies - 1.3%
DO & CO AG(b)	54	10,068
ISS AS	530	9,694
Mitsubishi Pencil Co. Ltd.	800	11,586
Okamura Corp.	1,100	14,292
Prestige International, Inc.	3,200	13,776
		59,416
Communications Equipment - 0.4%
Evertz Technologies Ltd.	1,000	8,766
Ituran Location and Control Ltd.	310	9,656
		18,422
Construction & Engineering - 2.5%
Costain Group PLC	17,550	23,289
Fukuda Corp.	100	3,308
Hazama Ando Corp.	1,600	12,045
JGC Holdings Corp.	1,400	11,647
KAWADA TECHNOLOGIES, Inc.	800	13,823
Mitsubishi Kakoki Kaisha Ltd.	700	16,532
Miyaji Engineering Group, Inc.	1,100	13,900
Novac Co. Ltd.	500	7,703
NRW Holdings Ltd.	4,800	11,383
		113,630
Construction Materials - 0.6%
Cementir Holding NV	1,200	13,139
Forterra PLC(a)	6,021	12,211
		25,350
Consumer Finance - 0.5%
International Personal Finance PLC	8,100	13,182
Solvar Ltd.	8,200	7,558
		20,740
Consumer Staples Distribution & Retail - 1.0%
Life Corp.	1,000	22,239
MARR SpA	2,220	23,145
		45,384
Containers & Packaging - 1.6%
Fuji Seal International, Inc.	900	14,406
Mayr Melnhof Karton AG	310	25,441
Orora Ltd.	13,900	21,085
Vetropack Holding AG	451	12,672
		73,604

The accompanying notes are an integral part of these financial statements.

18

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Distributors - 1.1%
Inchcape PLC	1,400	$13,465
MEKO AB	1,950	23,582
Yamae Group Holdings Co. Ltd.	1,000	12,413
		49,460
Diversified Consumer Services - 0.2%
San Holdings, Inc.	1,300	9,573
Electric Utilities - 0.5%
Elmera Group ASA(a)	6,580	22,087
Electrical Equipment - 0.6%
Endo Lighting Corp.	1,600	15,352
Mersen SA	600	12,758
		28,110
Electronic Equipment, Instruments & Components - 2.3%
Daitron Co. Ltd.	500	8,598
Enplas Corp.	400	12,157
ESPEC Corp.	800	13,616
Esprinet SpA(b)	2,940	13,168
Horiba Ltd.	400	22,963
Sesa SpA	280	18,097
Sun-Wa Technos Corp.	1,000	14,197
		102,796
Energy Equipment & Services - 2.5%
Aker Solutions ASA	3,050	8,393
CES Energy Solutions Corp.	2,030	14,009
Enerflex Ltd.	1,490	14,833
Pason Systems, Inc.	2,200	20,830
SBM Offshore NV	460	8,101
Schoeller-Bleckmann Oilfield Equipment AG	670	20,587
Subsea 7 SA	800	12,728
Technip Energies NV	540	14,424
		113,905
Financial Services - 4.7%
Australian Finance Group Ltd.	9,000	8,411
Banca IFIS SpA	1,020	22,434
BFF Bank SpA(a)	1,400	13,373
Corp. Financiera Alba SA	200	17,214
Financial Partners Group Co. Ltd.	1,200	21,888
GRENKE AG	1,340	21,372
Kinnevik AB(b)	3,450	23,026
OFX Group Ltd.(b)	25,900	22,683
OSB Group PLC	4,720	23,911
PayPoint PLC	1,230	12,011
Peugeot Invest SA	180	13,674
Worldline SA/France(a)(b)	1,850	16,261
		216,258
Food Products - 2.4%
Austevoll Seafood ASA	1,490	12,778
Ebro Foods SA	800	13,144
Elders Ltd.	2,800	12,383
Lassonde Industries, Inc. - Class A (Acquired 07/12/2022 – 06/28/2023, Cost $3,199)(c)	40	5,143
Newlat Food SpA(b)	1,900	24,129

	Shares	Value
Origin Enterprises PLC	2,856	$8,121
Premier Foods PLC	5,890	13,827
Riken Vitamin Co. Ltd.	1,400	21,729
		111,254
Gas Utilities - 0.5%
Italgas SpA	3,850	21,608
Ground Transportation - 2.1%
Jungfraubahn Holding AG	70	13,426
Lindsay Australia Ltd.	16,417	8,891
Maruzen Showa Unyu Co. Ltd.	600	23,198
Sakai Moving Service Co. Ltd.	900	14,045
Sixt SE	300	24,227
Zigup PLC	2,700	10,828
		94,615
Health Care Equipment & Supplies - 2.5%
El.En. SpA	680	8,227
Japan Lifeline Co. Ltd.	2,800	24,429
Nakanishi, Inc.	1,600	24,126
Paramount Bed Holdings Co. Ltd.	1,400	23,963
Rion Co. Ltd.	1,500	24,823
Riverstone Holdings Ltd.	11,600	9,269
		114,837
Health Care Providers & Services - 2.2%
Charm Care Corp. KK	2,900	24,130
Medical Facilities Corp.	2,000	21,719
Oriola Oyj - Class B	9,200	8,481
Ship Healthcare Holdings, Inc.	1,600	22,357
Toho Holdings Co. Ltd.	800	21,575
		98,262
Health Care Technology - 0.3%
Software Service, Inc.	200	15,992
Hotels, Restaurants & Leisure - 0.8%
Fast Fitness Japan, Inc.	1,500	12,872
Jumbo Interactive Ltd.	2,600	22,377
		35,249
Household Durables - 0.7%
Kaufman & Broad SA	630	21,329
MJ Gleeson PLC	1,620	10,227
		31,556
Insurance - 5.9%
Beazley PLC	1,450	14,802
Brookfield Wealth Solutions Ltd.(b)	410	23,583
Coface SA	880	13,114
Direct Line Insurance Group PLC	6,950	22,239
FBD Holdings PLC	667	8,740
Grupo Catalana Occidente SA	550	20,453
Harel Insurance Investments & Financial Services Ltd.	800	11,043
Hiscox Ltd.	1,810	24,496
Just Group PLC	7,800	15,858
Lancashire Holdings Ltd.	1,800	14,850
Phoenix Financial Ltd.	1,020	14,887
SCOR SE	930	22,782
Solid Forsakring AB	1,500	11,334
Steadfast Group Ltd.	6,200	22,227
Unipol Gruppo SpA	1,080	13,488

The accompanying notes are an integral part of these financial statements.

19

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	260	$8,169
Wuestenrot & Wuerttembergische AG	500	6,029
		268,094
IT Services - 3.0%
Argo Graphics, Inc.	400	12,654
Aubay	170	7,924
Computacenter PLC	350	9,276
Digital Hearts Holdings Co. Ltd.	1,700	9,012
GFT Technologies SE	1,010	23,016
Indra Sistemas SA	730	12,897
Itfor, Inc.	1,500	13,493
Mitsubishi Research Institute, Inc.	800	24,456
Pole To Win Holdings, Inc.	3,100	8,847
Wavestone	300	13,340
		134,915
Leisure Products - 1.8%
Catana Group	1,718	8,987
Furyu Corp.	3,100	21,720
Italian Sea Group SPA	3,000	23,150
Kawai Musical Instruments Manufacturing Co. Ltd.	700	13,105
Spin Master Corp.(a)	650	15,316
		82,278
Machinery - 7.4%
Bucher Industries AG	23	8,276
Danieli & C Officine Meccaniche SpA	450	8,919
Duerr AG	960	21,298
Hokuetsu Industries Co. Ltd.	800	9,177
Iveco Group NV	940	9,098
Komax Holding AG	110	13,990
METAWATER Co. Ltd.	1,200	13,761
Morgan Advanced Materials PLC	3,900	13,221
NGK Insulators Ltd.	1,000	12,626
Norma Group SE	1,110	17,254
Obara Group, Inc.	500	12,660
Okamoto Machine Tool Works Ltd.	500	12,405
OKUMA Corp.	1,200	25,717
Pegasus Co. Ltd.	3,200	9,042
Rieter Holding AG	90	8,431
SFS Group AG	65	9,006
Stabilus SE	370	11,625
Stadler Rail AG	1,070	23,491
Takuma Co. Ltd.	2,200	23,099
Tocalo Co. Ltd.	2,000	23,379
Tsugami Corp.	2,500	24,422
Vesuvius PLC	4,490	23,784
		334,681
Media - 1.5%
Atresmedia Corp. de Medios de Comunicacion SA	4,800	21,728
ReWorld Media SA(b)	3,900	7,308
RTL Group SA	400	11,029
Team Internet Group PLC	12,700	14,961
Vector, Inc.	2,200	14,425
		69,451

	Shares	Value
Metals & Mining - 1.1%
Iluka Resources Ltd.	3,800	$11,831
Maruichi Steel Tube Ltd.	600	13,248
Perenti Ltd.	27,900	24,066
		49,145
Multi-Utilities - 0.5%
ACEA SpA	1,280	24,768
Oil, Gas & Consumable Fuels - 5.4%
Ampol Ltd.	1,200	20,937
Baytex Energy Corp.	7,470	19,228
Birchcliff Energy Ltd.	5,900	22,246
Cardinal Energy Ltd.	4,840	21,819
EnQuest PLC(b)	60,200	9,466
Harbour Energy PLC	6,940	22,185
Kosmos Energy Ltd.(b)	5,830	19,938
NuVista Energy Ltd. (Acquired 05/26/2023, Cost $18,344)(b)(c)	2,210	21,247
Pantheon Resources PLC(b)	44,918	16,804
Parkland Corp. (Acquired 11/21/2024. Cost $21,894)(a)(c)	900	20,355
Tamarack Valley Energy Ltd.	7,130	23,759
Tullow Oil PLC(b)	30,859	8,283
Vermilion Energy, Inc.	2,150	20,237
		246,504
Paper & Forest Products - 0.3%
Arctic Paper SA	2,200	8,325
Western Forest Products, Inc.(b)	21,300	6,001
		14,326
Passenger Airlines - 0.8%
Air Canada(b)	1,340	20,751
easyJet PLC	2,100	14,680
		35,431
Personal Care Products - 0.4%
PZ Cussons PLC	9,300	9,466
Shinnihonseiyaku Co. Ltd.	800	10,220
		19,686
Professional Services - 7.2%
AFRY AB	1,680	23,339
Altech Corp.	500	8,159
Bertrandt AG	410	7,814
Bewith, Inc.	2,300	22,377
Career Design Center Co. Ltd.	600	6,867
Creek & River Co. Ltd.	1,200	12,067
EJ Holdings, Inc.	800	8,620
FULLCAST Holdings Co. Ltd.	1,500	13,966
Gakujo Co. Ltd.	2,000	27,765
Hays PLC	23,460	23,437
Hito Communications Holdings, Inc.	1,700	9,144
McMillan Shakespeare Ltd.	2,300	21,329
Nisso Holdings Co. Ltd.	1,400	6,898
Pagegroup PLC	2,000	8,581
Pasco Corp.	700	9,494
Pasona Group, Inc.	1,100	14,207
PeopleIN Ltd.	17,000	10,308
SmartGroup Corp. Ltd.	4,500	21,587
SThree PLC	5,300	19,526
Tinexta SpA	1,700	13,950
Transcosmos, Inc.	600	12,703

The accompanying notes are an integral part of these financial statements.

20

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional Services - (Continued)
UT Group Co. Ltd.	1,100	$15,172
Will Group, Inc.	1,500	9,584
		326,894
Semiconductors & Semiconductor Equipment - 1.9%
AIXTRON SE	1,600	25,142
Melexis NV	240	14,032
Optorun Co. Ltd.	1,900	22,374
UMS Integration Ltd.	11,525	8,689
X-Fab Silicon Foundries SE(a)(b)	3,000	15,604
		85,841
Software - 0.6%
Cresco Ltd.	1,200	9,250
F-Secure Oyj	4,500	8,316
Fukui Computer Holdings, Inc.	500	9,653
		27,219
Specialty Retail - 3.6%
AutoCanada, Inc.(b)	1,650	19,893
Card Factory PLC	21,900	26,813
Eagers Automotive Ltd.	3,000	21,923
Halfords Group PLC	8,500	13,940
Shaver Shop Group Ltd.	8,000	6,511
Shimamura Co. Ltd.	300	16,683
Super Retail Group Ltd.	2,400	22,480
United Arrows Ltd.	900	15,348
Vertu Motors PLC	12,040	8,908
Watches of Switzerland Group PLC(a)(b)	1,610	11,234
		163,733
Technology Hardware, Storage & Peripherals - 0.3%
MIMAKI ENGINEERING CO Ltd.	1,400	14,408
Textiles, Apparel & Luxury Goods - 0.5%
Dr Martens PLC	12,830	11,503
HUGO BOSS AG	290	13,326
		24,829
Trading Companies & Distributors - 1.4%
Kamei Corp.	1,100	13,136
Wajax Corp.	1,500	21,872
Yamazen Corp.	1,600	14,131
Yuasa Trading Co. Ltd.	500	14,015
		63,154
TOTAL COMMON STOCKS (Cost $4,107,152)		4,302,066
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Health Care REITs - 0.3%
Aedifica SA	250	14,569
Retail REITs - 0.5%
SmartCentres Real Estate Investment Trust	1,220	20,760
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,963)		35,329

		Par	Value
SHORT-TERM INVESTMENTS - 4.6%
Time Deposits - 4.6%
Citigroup, Inc., 1.71%, 01/02/2025(d)	EUR	17	$17
JPMorgan Chase and Company, 3.68%, 01/02/2025(d)		210,909	210,909
TOTAL SHORT-TERM INVESTMENTS (Cost $210,927)			210,926
TOTAL INVESTMENTS - 99.9% (Cost $4,355,042)			$4,548,321
Other Assets in Excess of Liabilities - 0.1%			3,597
TOTAL NET ASSETS - 100.0%			$4,551,918

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
AB - Aktiebolag
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
EUR - Euro
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $156,776 or 3.4% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of December 31, 2024, the value of these securities total $46,745 or 1.0% of the Fund’s net assets.

(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

21

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)
Allocation of Portfolio Holdings by Country as of December 31, 2024

	(% of Net Assets)
Japan	$1,465,018	32.3%
United Kingdom	587,502	12.8
Canada	409,845	8.9
Australia	297,970	6.6
Italy	273,498	6.0
France	209,054	4.7
Germany	171,103	3.8
Switzerland	129,381	2.8
Norway	121,442	2.7
Spain	107,750	2.5
Sweden	89,767	2.0
Austria	88,785	1.8
Israel	68,855	1.5
Denmark	61,885	1.3
Belgium	51,586	1.1
Hong Kong	47,836	1.0
Ireland	39,343	0.9
Finland	25,581	0.6
United States	19,938	0.4
Singapore	17,958	0.4
Luxembourg	11,029	0.2
Indonesia	8,980	0.2
New Zealand	8,580	0.2
Poland	8,325	0.2
Ghana	8,283	0.2
Netherlands	8,101	0.2
Cash and Other	214,523	4.7
	$4,551,918	100.0%

The accompanying notes are an integral part of these financial statements.

22

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 1.1%
Babcock International Group PLC	1,115,300	$6,976,010
Automobile Components - 1.2%
Aptiv PLC(a)	126,700	7,662,816
Automobiles - 1.3%
General Motors Co.	157,700	8,400,679
Banks - 6.1%
Citigroup, Inc.	146,900	10,340,291
Citizens Financial Group, Inc.	153,800	6,730,288
ING Groep NV - ADR	361,800	5,669,406
Popular, Inc.	80,600	7,581,236
Wells Fargo & Co.	132,400	9,299,776
		39,620,997
Beverages - 0.5%
Heineken NV - ADR	97,000	3,431,860
Broadline Retail - 0.1%
Articore Group Ltd.(a)	4,782,949	829,301
Capital Markets - 3.2%
Bank of New York Mellon Corp.	85,500	6,568,965
Goldman Sachs Group, Inc.	14,400	8,245,728
State Street Corp.	65,100	6,389,565
		21,204,258
Chemicals - 6.6%
Ecovyst, Inc.(a)	1,958,200	14,960,648
Fuso Chemical Co. Ltd.	312,900	7,007,059
Iracore Investments Holdings, Inc. (Acquired 04/13/2017, Cost $6,892,250)(a)(b)(c)(i)	32,422	8,564,272
Olin Corp.	323,100	10,920,780
UTEX Industries, Inc. (Acquired 05/11/2021, Cost $757,278)(i)	24,058	1,503,625
		42,956,384
Communications Equipment - 13.5%
F5, Inc.(a)	175,790	44,205,911
Telefonaktiebolaget LM Ericsson - ADR	5,438,100	43,831,086
		88,036,997
Construction & Engineering - 0.5%
Fluor Corp.(a)	61,700	3,043,044
Consumer Finance - 1.8%
Discover Financial Services	7,000	1,212,610
SLM Corp.	382,900	10,560,382
		11,772,992
Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.	164,700	8,617,104
Energy Equipment & Services - 4.8%
Baker Hughes Co.	308,200	12,642,364
Mcdermott International Ltd.(a)	832,402	99,888
NOV, Inc.	1,269,500	18,534,700
		31,276,952
Entertainment - 0.7%
Warner Bros Discovery, Inc.(a)	416,600	4,403,462
Ground Transportation - 3.0%
U-Haul Holding Co.	305,400	19,560,870

	Shares	Value
Health Care Equipment & Supplies - 3.0%
GE HealthCare Technologies, Inc.	103,500	$8,091,630
Medtronic PLC	141,900	11,334,972
		19,426,602
Health Care Providers & Services - 5.4%
CVS Health Corp.	194,500	8,731,105
Elevance Health, Inc.	51,600	19,035,240
Humana, Inc.	29,400	7,459,074
		35,225,419
Hotels, Restaurants & Leisure - 0.7%
Marriott Vacations Worldwide Corp.	50,700	4,552,860
Industrial Conglomerates - 6.9%
Siemens AG	108,900	21,234,944
Siemens AG - ADR	249,800	24,150,664
		45,385,608
Insurance - 1.3%
American International Group, Inc.	67,500	4,914,000
Global Indemnity Group LLC - Class A	102,500	3,690,000
		8,604,000
Interactive Media & Services - 1.7%
Alphabet, Inc. - Class A	60,100	11,376,930
Machinery - 2.4%
Stanley Black & Decker, Inc.	134,700	10,815,063
Timken Co.	70,600	5,038,722
		15,853,785
Media - 6.4%
Comcast Corp. - Class A	166,800	6,260,004
Havas NV(a)	3,953,300	6,643,775
National CineMedia, Inc.(a)	796,750	5,290,420
Stagwell, Inc.(a)	2,701,200	17,773,896
WPP PLC - ADR	111,600	5,736,240
		41,704,335
Metals & Mining - 0.0%(d)
Metals Recovery Holdings LLC (Acquired 07/24/2014 – 12/10/2019, Cost $6,965,758)(a)(b)(i)	7,042	4,225
Multi-Utilities - 2.4%
Dominion Energy, Inc.	288,200	15,522,452
Oil, Gas & Consumable Fuels - 5.4%
APA Corp.	537,800	12,417,802
Kosmos Energy Ltd.(a)	2,328,600	7,963,812
Shell PLC - ADR	243,400	15,249,010
		35,630,624
Passenger Airlines - 2.5%
Qantas Airways Ltd.(a)	2,934,820	16,246,942
Professional Services - 1.6%
Randstad NV	247,700	10,428,807
Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc.	62,900	5,293,664
Software - 7.5%
Microsoft Corp.	45,310	19,098,165
Workday, Inc. - Class A(a)	115,700	29,854,071
		48,952,236

The accompanying notes are an integral part of these financial statements.

23

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (COntinued)
Specialty Retail - 0.5%
Lithia Motors, Inc.	9,400	$3,359,842
Tobacco - 3.4%
Philip Morris International, Inc.	183,200	22,048,120
TOTAL COMMON STOCKS (Cost $569,095,864)		637,410,177
PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Federal Home Loan Mortgage Corp.
Series K, Perpetual(a)	33,300	578,255
Series N, Perpetual(a)	116,400	1,972,980
Series S, Perpetual(a)	18,400	312,800
TOTAL PREFERRED STOCKS (Cost $268,508)		2,864,035
	Par
BANK LOANS - 0.4%
Chemicals - 0.3%
Iracore International, Inc., 13.48% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 04/13/2017, Cost $1,685,735)(b)(i)(j)	$1,685,735	1,685,735
Oil-Field Services - 0.1%
Lealand Finance Co. BV First Lien
7.47% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 06/30/2020, Cost $442,883)(i)(j)	442,883	225,870
5.47% Cash and 3.00% PIK (1 mo. Term SOFR + 4.00%), 12/31/2027 (Acquired 06/30/2020 – 11/29/2024, Cost $1,512,529)(e)(i)(j)	1,477,997	594,894
		820,764
TOTAL BANK LOANS (Cost $3,641,146)		2,506,499
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A(a)	307,200	1,265,664
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,374,890)		1,265,664

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Asana, Inc., Expiration: 01/17/2025; Exercise Price: $30.00(a)(f)(g)	$1,418,900	700	679,000
TOTAL PURCHASED OPTIONS (Cost $860,627)			679,000

		Par	Value
SHORT-TERM INVESTMENTS - 1.4%
Time Deposits - 1.4%
Citigroup, Inc., 1.71%, 01/02/2025(h)	EUR	140	$145
Royal Bank of Canada, 3.68%, 01/02/2025(h)		9,407,374	9,407,374
Royal Bank of Canada, 3.67%, 01/02/2025(h)	GBP	1	1
TOTAL SHORT-TERM INVESTMENTS (Cost $9,407,521)			9,407,520
TOTAL INVESTMENTS - 100.1% (Cost $584,648,556)			$654,132,895
Liabilities in Excess of Other Assets - (0.1)%			(744,326)
TOTAL NET ASSETS - 100.0%			$653,388,569

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
EUR - Euro
GBP - British Pound
NV - Naamloze Vennootschap
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,254,232 or 1.6% of net assets as of December 31, 2024.

(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.
(e)	Payment in-kind (PIK) security.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(i)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of December 31, 2024, the value of these securities total $12,578,621 or 1.9% of the Fund’s net assets.

(j)	The coupon rate shown on variable rate securities represents the rate at December 31, 2024.
The accompanying notes are an integral part of these financial statements.

24

HOTCHKIS & WILEY HIGH YIELD FUND
Schedule of Investments
December 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 90.5%
Advertising - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029(a)	$6,241,000	$5,949,479
Aerospace & Defense - 2.3%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	3,570,000	3,601,122
F-Brasile SpA / F-Brasile US LLC, 7.38%, 08/15/2026(a)	4,562,000	4,579,109
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(a)	4,458,000	4,938,831
TransDigm, Inc., 7.13%, 12/01/2031(a)	7,273,000	7,456,375
		20,575,437
Auto Parts & Equipment - 3.6%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(a)	4,306,000	4,405,313
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	5,342,000	5,322,278
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/2028(a)	3,889,000	3,962,887
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	4,615,000	4,736,019
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	3,393,000	3,042,557
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025(a)	1,596,000	1,549,365
Phinia, Inc., 6.63%, 10/15/2032(a)	4,308,000	4,289,634
ZF North America Capital, Inc., 6.88%, 04/23/2032(a)	4,565,000	4,334,318
		31,642,371
Banking - 1.6%
ING Groep NV, 6.50% to 04/16/2025 then 5 yr. Swap Rate USD + 4.45%, Perpetual(e)	2,892,000	2,899,549
Popular, Inc., 7.25%, 03/13/2028	3,628,000	3,739,329
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029(e)	2,226,000	2,295,507
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031(e)	3,400,000	3,266,848
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030(e)	2,234,000	2,173,961
		14,375,194
Brokerage - 0.6%
StoneX Group, Inc., 7.88%, 03/01/2031(a)	5,165,000	5,407,046
Building & Construction - 2.7%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	4,382,000	4,561,088
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(a)	4,782,000	4,323,372
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	5,476,000	5,108,575
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	4,546,000	4,474,760

	Par	Value
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028(a)	$5,173,000	$4,955,553
		23,423,348
Building Materials - 2.4%
Arcosa, Inc., 6.88%, 08/15/2032(a)	4,220,000	4,292,858
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	6,181,000	6,042,634
Knife River Corp., 7.75%, 05/01/2031(a)	4,027,000	4,198,825
Standard Industries, Inc., 6.50%, 08/15/2032(a)	6,348,000	6,363,626
		20,897,943
Cable & Satellite TV - 6.5%
Block Communications, Inc., 4.88%, 03/01/2028(a)	5,858,000	5,465,060
Cable One, Inc., 4.00%, 11/15/2030(a)	5,983,000	5,005,814
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	9,877,000	9,455,064
4.75%, 02/01/2032(a)	14,055,000	12,351,513
CSC Holdings LLC
11.75%, 01/31/2029(a)	2,414,000	2,385,517
5.75%, 01/15/2030(a)	11,102,000	6,328,332
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	2,606,000	2,541,798
DISH Network Corp., 11.75%, 11/15/2027(a)	2,145,000	2,274,551
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028(a)	4,800,000	4,673,820
Ziggo BV, 4.88%, 01/15/2030(a)	6,578,000	6,055,964
		56,537,433
Chemicals - 5.3%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031(a)	2,752,000	2,851,306
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	2,991,000	3,031,368
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(a)	4,388,000	4,517,686
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	4,574,000	4,411,385
NOVA Chemicals Corp.
9.00%, 02/15/2030(a)	2,211,000	2,335,027
7.00%, 12/01/2031(a)	4,647,000	4,630,167
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	3,538,000	3,743,722
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	3,326,000	3,132,538
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026(a)	5,227,000	5,125,270
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(a)	8,122,000	5,019,096
WR Grace Holdings LLC
5.63%, 08/15/2029(a)	6,470,000	5,957,789
7.38%, 03/01/2031(a)	1,995,000	2,046,597
		46,801,951

The accompanying notes are an integral part of these financial statements.

25

HOTCHKIS & WILEY HIGH YIELD FUND
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer/Commercial/Lease Financing - 2.3%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(a)	$5,798,000	$6,162,702
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028(a)	4,405,000	4,620,699
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(a)	4,652,000	4,716,635
PennyMac Financial Services, Inc., 7.88%, 12/15/2029(a)	4,541,000	4,761,910
		20,261,946
Consumer-Products - 0.8%
Acushnet Co., 7.38%, 10/15/2028(a)	2,194,000	2,270,399
Winnebago Industries, Inc., 6.25%, 07/15/2028(a)	4,872,000	4,844,117
		7,114,516
Diversified Capital Goods - 3.4%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	7,346,000	7,364,979
Matthews International Corp., 8.63%, 10/01/2027(a)	4,623,000	4,825,400
Patrick Industries, Inc., 6.38%, 11/01/2032(a)	4,916,000	4,762,390
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	4,258,000	4,264,806
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)	8,708,000	8,719,142
		29,936,717
Electric-Generation - 1.6%
Alpha Generation LLC, 6.75%, 10/15/2032(a)	4,584,000	4,539,534
NRG Energy, Inc., 6.25%, 11/01/2034(a)	4,484,000	4,401,652
Vistra Operations Co. LLC, 6.88%, 04/15/2032(a)	5,295,000	5,426,668
		14,367,854
Electronics - 1.0%
Coherent Corp., 5.00%, 12/15/2029(a)	4,415,000	4,217,373
Sensata Technologies, Inc., 6.63%, 07/15/2032(a)	4,531,000	4,546,842
		8,764,215
Energy - Exploration & Production - 4.6%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	3,718,000	3,805,924
Civitas Resources, Inc., 8.75%, 07/01/2031(a)	3,160,000	3,298,356
Expand Energy Corp., 6.75%, 04/15/2029(a)	4,617,000	4,671,255
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	4,713,000	4,376,244
Kosmos Energy Ltd., 7.50%, 03/01/2028(a)	2,280,000	2,161,594
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(a)	2,247,000	2,164,872
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(a)	4,647,000	4,604,897

	Par	Value
Matador Resources Co.
6.88%, 04/15/2028(a)	$2,691,000	$2,731,852
6.50%, 04/15/2032(a)	918,000	909,166
Murphy Oil Corp., 6.00%, 10/01/2032	4,641,000	4,463,319
Permian Resources Operating LLC, 8.00%, 04/15/2027(a)	4,177,000	4,268,428
Talos Production, Inc., 9.38%, 02/01/2031(a)	2,566,000	2,618,348
		40,074,255
Food - Wholesale - 0.8%
Central Garden & Pet Co., 4.13%, 04/30/2031(a)	3,863,000	3,419,781
US Foods, Inc., 7.25%, 01/15/2032(a)	3,267,000	3,385,149
		6,804,930
Forestry/Paper - 1.2%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028(a)	4,780,000	4,557,580
Mercer International, Inc.
12.88%, 10/01/2028(a)	1,108,000	1,194,096
5.13%, 02/01/2029	5,791,000	5,012,277
		10,763,953
Gaming - 3.9%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(a)	4,007,000	4,133,601
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	4,191,000	3,880,190
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	6,570,000	6,574,503
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(a)	4,908,000	4,741,664
MGM Resorts International, 6.50%, 04/15/2032	4,771,000	4,758,753
Penn Entertainment, Inc., 5.63%, 01/15/2027(a)	4,950,000	4,876,901
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	5,120,000	4,903,902
		33,869,514
Gas Distribution - 2.6%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(a)	4,620,000	4,861,789
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	4,356,000	4,266,971
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	5,126,000	5,176,061
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,538,000	2,325,908
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)	5,793,000	6,360,160
		22,990,889
Health Facilities - 1.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(a)	3,611,000	3,464,560
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(a)	5,987,000	4,922,917
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(a)	4,250,000	4,344,393
		12,731,870

The accompanying notes are an integral part of these financial statements.

26

HOTCHKIS & WILEY HIGH YIELD FUND
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Services - 0.9%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(a)	$4,176,000	$4,188,147
ModivCare, Inc., 5.00%, 10/01/2029(a)	3,026,000	1,783,234
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	2,255,000	2,287,362
		8,258,743
Hotels - 1.6%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(a)	5,138,000	4,800,072
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)	4,720,000	4,446,420
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029(a)	4,650,000	4,607,240
		13,853,732
Insurance Brokerage - 2.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031(a)	4,670,000	4,693,354
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	5,072,000	4,786,055
AssuredPartners, Inc., 7.50%, 02/15/2032(a)	4,826,000	5,198,321
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	2,873,000	2,937,249
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	2,616,000	2,590,110
USI, Inc., 7.50%, 01/15/2032(a)	4,805,000	4,975,371
		25,180,460
Investments & Miscellaneous Financial Services - 0.5%
Armor Holdco, Inc., 8.50%, 11/15/2029(a)	3,962,000	4,020,261
Machinery - 2.0%
Chart Industries, Inc., 7.50%, 01/01/2030(a)	4,198,000	4,369,814
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	4,167,000	4,391,506
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	4,885,000	4,537,992
Titan International, Inc., 7.00%, 04/30/2028	4,670,000	4,595,573
		17,894,885
Media - Broadcast - 0.8%
CMG Media Corp., 8.88%, 12/15/2027(a)	1,165,000	835,887
Gray Television, Inc.
10.50%, 07/15/2029(a)	2,263,000	2,265,323
5.38%, 11/15/2031(a)	6,976,000	3,728,173
		6,829,383
Media Content - 0.7%
News Corp., 5.13%, 02/15/2032(a)	1,996,000	1,885,469
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	3,839,000	3,830,557
		5,716,026

	Par	Value
Medical Products - 1.9%
Grifols SA, 4.75%, 10/15/2028(a)	$5,356,000	$4,927,754
Medline Borrower LP, 5.25%, 10/01/2029(a)	3,471,000	3,353,034
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	2,934,000	2,968,604
Varex Imaging Corp., 7.88%, 10/15/2027(a)	5,053,000	5,174,933
		16,424,325
Metals/Mining Excluding Steel - 0.5%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(a)	4,925,000	4,347,254
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025(a)	131,000	129,927
		4,477,181
Oil Field Equipment & Services - 3.1%
Enerflex Ltd., 9.00%, 10/15/2027(a)	3,286,000	3,423,684
Nabors Industries Ltd., 7.50%, 01/15/2028(a)	4,405,000	4,083,158
Noble Finance II LLC, 8.00%, 04/15/2030(a)	4,895,000	4,948,753
Transocean Poseidon Ltd., 6.88%, 02/01/2027(a)	2,345,400	2,354,307
Transocean, Inc., 8.75%, 02/15/2030(a)	1,983,900	2,054,566
Valaris Ltd., 8.38%, 04/30/2030(a)	5,731,000	5,796,987
Weatherford International Ltd., 8.63%, 04/30/2030(a)	4,633,000	4,787,464
		27,448,919
Oil Refining & Marketing - 0.9%
Parkland Corp., 6.63%, 08/15/2032(a)	4,263,000	4,222,506
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	4,110,000	3,945,022
		8,167,528
Packaging - 1.1%
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	4,184,000	4,318,097
Veritiv Operating Co., 10.50%, 11/30/2030(a)	4,610,000	4,970,642
		9,288,739
Personal & Household Products - 1.6%
Edgewell Personal Care Co., 5.50%, 06/01/2028(a)	4,620,000	4,526,025
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	5,511,000	5,123,896
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	4,927,000	4,308,525
		13,958,446
Pharmaceuticals - 1.8%
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	4,556,000	4,721,155
Bausch Health Cos., Inc.
6.13%, 02/01/2027(a)	2,901,000	2,635,892
11.00%, 09/30/2028(a)	1,770,000	1,683,571

The accompanying notes are an integral part of these financial statements.

27

HOTCHKIS & WILEY HIGH YIELD FUND
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - (Continued)
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(a)	$5,534,000	$4,979,381
7.88%, 05/15/2034(a)	1,779,000	1,821,002
		15,841,001
Printing & Publishing - 0.5%
Cimpress PLC, 7.38%, 09/15/2032(a)	4,321,000	4,298,092
Real Estate Development & Management - 1.0%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031(a)	5,114,000	5,509,296
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028(a)(b)	2,841,070	2,902,378
		8,411,674
Recreation & Travel - 2.7%
Boyne USA, Inc., 4.75%, 05/15/2029(a)	4,869,000	4,619,472
Carnival Corp.
6.00%, 05/01/2029(a)	5,222,000	5,213,641
7.00%, 08/15/2029(a)	1,741,000	1,812,355
10.50%, 06/01/2030(a)	7,333,000	7,839,335
NCL Corp. Ltd., 8.13%, 01/15/2029(a)	4,125,000	4,349,581
		23,834,384
Reinsurance - 0.4%
Enstar Finance LLC, 5.75% to 09/01/2025 then 5 yr. CMT Rate + 5.47%, 09/01/2040(e)	3,131,000	3,098,535
REITs - 0.7%
Rithm Capital Corp., 8.00%, 04/01/2029(a)	1,508,000	1,510,461
Service Properties Trust, 8.63%, 11/15/2031(a)	4,568,000	4,774,373
		6,284,834
Restaurants - 1.0%
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	4,677,000	4,196,658
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(a)	3,909,000	4,192,448
		8,389,106
Software/Services - 3.6%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	4,349,000	4,562,774
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029(a)	4,937,000	5,032,753
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	5,145,000	5,107,810
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	4,266,000	4,355,249
UKG, Inc., 6.88%, 02/01/2031(a)	4,389,000	4,457,501
Virtusa Corp., 7.13%, 12/15/2028(a)	3,418,000	3,267,693
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	5,245,000	5,108,639
		31,892,419

	Par	Value
Specialty Retail - 4.3%
Academy Ltd., 6.00%, 11/15/2027(a)	$4,813,000	$4,791,489
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(a)	2,268,000	2,356,454
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	5,429,000	5,004,274
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(a)	4,556,000	4,731,382
Lithia Motors, Inc., 4.38%, 01/15/2031(a)	5,010,000	4,560,863
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028(a)	4,581,000	4,327,466
Sonic Automotive, Inc., 4.88%, 11/15/2031(a)	4,811,000	4,321,020
Upbound Group, Inc., 6.38%, 02/15/2029(a)	3,031,000	2,950,139
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	4,150,000	4,266,798
		37,309,885
Steel Producers/Products - 1.5%
ATI, Inc., 5.88%, 12/01/2027	4,054,000	4,021,731
Calderys Financing LLC, 11.25%, 06/01/2028(a)	4,233,000	4,536,261
Carpenter Technology Corp., 7.63%, 03/15/2030	4,576,000	4,693,438
		13,251,430
Support-Services - 2.4%
Dun & Bradstreet Corp., 5.00%, 12/15/2029(a)	4,705,000	4,485,178
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	4,725,000	4,943,760
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	1,903,000	1,697,077
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)	4,627,000	4,555,236
ZipRecruiter, Inc., 5.00%, 01/15/2030(a)	5,791,000	5,223,008
		20,904,259
Technology Hardware & Equipment - 1.4%
CommScope LLC, 6.00%, 03/01/2026(a)	3,196,000	3,184,015
Seagate HDD Cayman, 8.50%, 07/15/2031	3,894,000	4,167,627
Xerox Holdings Corp., 8.88%, 11/30/2029(a)	5,375,000	4,835,052
		12,186,694
Telecom - Satellite - 0.4%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026(a)	5,575,000	3,146,992
Telecom - Wireline Integrated & Services - 0.4%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)	3,700,000	3,938,377
Tobacco - 0.5%
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)	4,707,000	4,687,092
TOTAL CORPORATE BONDS (Cost $804,416,204)		792,284,263

The accompanying notes are an integral part of these financial statements.

28

HOTCHKIS & WILEY HIGH YIELD FUND
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Par	Value
BANK LOANS - 5.0%
Advertising - 0.5%
AP Core Holdings II LLC, 9.97% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 7/21/2021 - 2/10/2023, Cost $4,355,279)(c)(e)	$4,394,330	$4,300,950
Air Transportation - 0.4%
AAdvantage Loyalty IP Ltd. First Lien, 9.63% (3 mo. Term SOFR + 4.75%), 04/20/2028 (Acquired 6/24/2021 - 7/12/2022, Cost $3,791,202)(c)(e)	3,734,500	3,840,168
Auto Parts & Equipment - 0.4%
Belron Finance 2019 LLC First Lien, 7.27% (1 mo. Term SOFR + 2.75%), 10/16/2031 (Acquired 10/2/2024, Cost $3,339,241)(c)(e)	3,347,610	3,383,714
Building Materials - 0.4%
Foundation Building Materials, Inc. First Lien, 8.59% (3 mo. Term SOFR + 4.00%), 01/29/2031 (Acquired 1/25/2024 - 8/16/2024, Cost $3,258,320)(c)(e)	3,284,369	3,241,278
Cable & Satellite TV - 0.1%
Directv Financing LLC First Lien, 9.85% (1 mo. Term SOFR + 5.00%), 08/02/2027 (Acquired 8/17/2022, Cost $954,198)(c)(e)	967,077	972,004
Chemicals - 0.1%
Mativ Holdings, Inc., 8.22% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 2/23/2021, Cost $1,156,352)(c)(e)	1,168,033	1,165,112
Forestry/Paper - 0.6%
Journey Personal Care Corp., 8.11% (1 mo. Term SOFR + 3.75%), 03/01/2028 (Acquired 2/19/2021, Cost $4,865,654)(c)(e)	4,890,105	4,900,790
Gas Distribution - 0.5%
EPIC Crude Services LP First Lien, 7.66% (3 mo. Term SOFR + 3.00%), 10/15/2031 (Acquired 10/9/2024 - 10/11/2024, Cost $4,635,410)(c)(e)	4,626,000	4,672,260
Metals/Mining Excluding Steel - 0.4%
Arsenal AIC Parent LLC First Lien, 7.61% (1 mo. Term SOFR + 3.25%), 08/19/2030 (Acquired 7/27/2023 - 2/21/2024, Cost $3,799,910)(c)(e)	3,794,716	3,831,715
Oil Field Equipment & Services - 0.1%
Iracore International, Inc., 13.48% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 4/13/2017, Cost $1,162,631)(c)(d)(e)	1,162,631	1,162,631

	Par	Value
Oil Refining & Marketing - 0.6%
Par Petroleum LLC First Lien, 8.33% (3 mo. Term SOFR + 3.75%), 02/28/2030 (Acquired 2/14/2023, Cost $4,851,205)(c)(e)	$4,904,431	$4,898,301
Restaurants - 0.6%
Dave & Buster’s, Inc. First Lien, 7.81% (1 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 8/2/2022 - 9/27/2024, Cost $5,044,748)(c)(e)	5,087,306	5,010,615
Specialty Retail - 0.3%
Upbound Group, Inc. First Lien, 7.34% (1 mo. Term SOFR + 3.25%), 02/17/2028 (Acquired 2/14/2023, Cost $2,134,748)(c)(e)	2,160,300	2,165,701
TOTAL BANK LOANS (Cost $43,348,898)		43,545,239
CONVERTIBLE BONDS - 1.1%
Specialty Retail - 1.1%
Authentic Brands Group LLC, 5.00%, 09/01/2029 (Acquired 7/11/2013 - 10/1/2024, Cost $29,447,085)(c)(d)	9,715,604	9,715,604
TOTAL CONVERTIBLE BONDS (Cost $29,447,085)		9,715,604
	Shares
COMMON STOCKS - 0.9%
Advertising - 0.2%
National CineMedia, Inc.(f)	207,497	1,377,781
National CineMedia, Inc. (Acquired 8/17/2023, Cost $0)(c)(d)(f)	6,230,000	0
		1,377,781
Metals/Mining Excluding Steel - 0.0%(g)
Metals Recovery Holdings LLC (Acquired 7/19/2012 - 12/10/2019, Cost $27,352,487)(c)(d)(f)(h)	116,127	69,676
Oil Field Equipment & Services - 0.7%
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $4,753,500)(c)(d)(f)(h)	22,361	5,906,658
Oil Refining & Marketing - 0.0%(g)
Petroquest Energy, Inc. (Acquired 2/14/2019 - 4/6/2023, Cost $23,022,610)(c)(d)(f)(h)	89,691	0
TOTAL COMMON STOCKS (Cost $56,937,759)		7,354,115

The accompanying notes are an integral part of these financial statements.

29

HOTCHKIS & WILEY HIGH YIELD FUND
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.3%
Aerospace & Defense - 0.3%
Boeing Co., 6.00%, 10/15/2027	44,553	$2,712,832
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,227,650)		2,712,832
PREFERRED STOCKS - 0.2%
Hotels - 0.2%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual	95,158	1,936,465
TOTAL PREFERRED STOCKS (Cost $2,109,789)		1,936,465
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.0%(g)
JPMorgan US Government Money Market Fund - Class IM, 4.59%(i)	145,079	145,079
	Par
Time Deposits - 0.5%
Australia and New Zealand Banking Group Ltd., 3.68%, 01/02/2025(j)	$4,478,198	4,478,198
Citigroup, Inc., 3.68%, 01/02/2025(j)	21,145	21,145
		4,499,343
TOTAL SHORT-TERM INVESTMENTS (Cost $4,644,422)		4,644,422
TOTAL INVESTMENTS - 98.5% (Cost $943,131,807)		$862,192,940
Other Assets in Excess of Liabilities - 1.5%		13,250,939
TOTAL NET ASSETS - 100.0%		$875,443,879

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
CMT - Constant Maturity Treasury
NV - Naamloze Vennootschap
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $722,212,463 or 82.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of December 31, 2024, the value of these securities total $59,237,177 or 6.8% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,854,569 or 1.9% of net assets as of December 31, 2024.

(e)	The coupon rate shown on variable rate securities represents the rate at December 31, 2024.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	Affiliated security as defined by the Investment Company Act of 1940.
(i)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(j)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

30

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
December 31, 2024 (Unaudited)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
ASSETS:
Long-term investments, at value*
Unaffiliated issuers	$89,547,368	$373,049,246	$403,343,571	$812,484,524	$843,117,595
Affiliated issuers	—	—	—	1,924,353	—
Collateral for securities on loan*	—	—	1,834,000	—	3,581,332
Short-term investments*	1,424,968	6,077,338	13,259,832	23,546,523	25,796,894
Cash	6,277	28,654	69,062	65,654	70,708
Dividends and interest receivable	122,046	506,603	412,050	636,640	1,038,038
Receivable for Fund shares sold	1,560	36,721	39,867	1,574,281	643,768
Other assets	26,637	42,994	28,093	51,216	76,381
Total assets	$ 91,128,856	$379,741,556	$418,986,475	$840,283,191	$874,324,716
LIABILITIES:
Collateral upon return of securities on loan	$—	$—	$1,834,000	$—	$3,581,332
Payable for Fund shares repurchased	332	233,747	200,167	2,186,320	483,696
Payable to Advisor	44,189	229,477	272,047	509,582	469,225
Payable to Trustees	125	—	543	594	910
Accrued distribution and service fees	49,524	185,089	175,195	112,210	62,823
Accrued expenses and other liabilities	57,524	201,051	177,312	339,476	235,004
Total liabilities	151,694	849,364	2,659,264	3,148,182	4,832,990
Commitments and contingencies (Note 8)
Net assets	$ 90,977,162	$378,892,192	$416,327,211	$837,135,009	$869,491,726
Net Assets consist of:
Paid-in capital	$93,463,254	$311,869,346	$549,822,115	$739,397,408	$810,250,728
Total accumulated distributable earnings (losses)	$(2,486,092)	$67,022,846	$(133,494,904)	$97,737,601	$59,240,998
Net assets	$ 90,977,162	$378,892,192	$416,327,211	$837,135,009	$869,491,726
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class I
Net assets	$53,774,018	$243,942,236	$266,375,450	$732,126,234	$571,847,030
Shares outstanding (unlimited shares $0.001 par value authorized)	1,881,420	5,911,379	4,857,681	9,846,334	46,371,146
Net asset value per share	$28.58	$41.27	$54.84	$74.36	$12.33
Calculation of Net Asset Value Per Share - Class A
Net assets	$37,203,144	$123,497,095	$117,062,657	$54,932,342	$52,591,355
Shares outstanding (unlimited shares $0.001 par value authorized)	1,293,046	3,011,028	2,172,378	744,300	4,303,773
Net asset value per share	$28.77	$41.01	$53.89	$73.80	$12.22

The accompanying notes are an integral part of these financial statements.

31

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
December 31, 2024 (Unaudited) (Continued)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Public Offering Price Per Share - Class A
(Net asset value per share divided by 0.9475)	$30.36	$43.28	$56.88	$77.89	$12.90
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class C
Net assets				$3,608,134
Shares outstanding (unlimited shares $0.001 par value authorized)				66,197
Net asset value per share				$54.51
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class Z
Net assets		$11,452,861	$32,889,104	$46,468,299	$245,053,341
Shares outstanding (unlimited shares $0.001 par value authorized)		277,688	600,027	625,091	19,890,874
Net asset value per share		$41.24	$54.81	$74.34	$12.32
*Cost of long-term investments
Unaffiliated issuers	$73,746,650	$310,706,948	$370,173,386	$726,502,782	$804,496,875
Affiliated issuers	—	—	—	12,960,896	—
*Cost of collateral for securities on loan	—	—	1,834,000	—	3,581,332
*Cost of short-term investments	1,424,968	6,077,337	13,259,832	23,546,524	25,796,894

The accompanying notes are an integral part of these financial statements.

32

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
December 31, 2024 (Unaudited) (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
ASSETS:
Long-term investments, at value*
Unaffiliated issuers	$35,350,193	$3,437,631	$4,337,395	$636,161,103	$851,572,184
Affiliated issuers	—	—	—	8,564,272	5,976,334
Short-term investments*	887,553	31,158	210,926	9,407,520	4,644,422
Cash	3,109	223	706	24,252	10,105
Cash denominated in foreign currencies#	—	8,634	186	68	—
Dividends and interest receivable	59,185	11,111	21,995	584,835	15,349,839
Receivable for investments sold	—	—	—	—	1,569,449
Receivable for Fund shares sold	3,000	438	—	273,156	586,641
Receivable from Advisor	—	9,159	19,067	—	—
Other assets	17,074	10,088	10,738	70,392	58,163
Total assets	$ 36,320,114	$3,508,442	$4,601,013	$655,085,598	$879,767,137
LIABILITIES:
Payable for investments purchased	$—	$8,630	$—	$284,662	$—
Payable for Fund shares repurchased	218	—	—	662,152	1,983,197
Payable to Advisor	14,645	—	—	430,784	365,682
Payable to Trustees	8	—	—	51	145
Accrued distribution and service fees	2,637	—	—	135,948	12,129
Distributions payable to shareholders	—	—	—	—	1,626,120
Accrued expenses and other liabilities	36,053	34,280	49,095	183,432	335,985
Total liabilities	53,561	42,910	49,095	1,697,029	4,323,258
Commitments and contingencies (Note 8)
Net assets	$ 36,266,553	$3,465,532	$4,551,918	$653,388,569	$875,443,879
Net Assets consist of:
Paid-in capital	$31,626,712	$3,143,498	$4,484,596	$555,303,310	$1,324,588,212
Total accumulated distributable earnings (losses)	$4,639,841	$322,034	$67,322	$98,085,259	$(449,144,333)
Net assets	$ 36,266,553	$3,465,532	$4,551,918	$653,388,569	$875,443,879
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class I
Net assets	$33,473,452	$3,465,532	$4,551,918	$476,476,143	$719,949,763
Shares outstanding (unlimited shares $0.001 par value authorized)	2,403,213	306,172	482,457	12,750,526	68,035,803
Net asset value per share	$13.93	$11.32	$9.43	$37.37	$10.58
Calculation of Net Asset Value Per Share - Class A
Net assets	$2,793,101			$99,711,157	$27,528,752
Shares outstanding (unlimited shares $0.001 par value authorized)	200,054			2,669,153	2,627,721
Net asset value per share	$13.96			$37.36	$10.48

The accompanying notes are an integral part of these financial statements.

33

Hotchkis & Wiley Funds
Statements of Assets & Liabilities
December 31, 2024 (Unaudited) (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
Public Offering Price Per Share - Class A
(Net asset value per share divided by 0.9475)	$14.73			$39.43
(Net asset value per share divided by 0.9625)					$10.89
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class C
Net assets				$11,434,900
Shares outstanding (unlimited shares $0.001 par value authorized)				346,482
Net asset value per share				$33.00
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class Z
Net assets				$65,766,369	$127,965,364
Shares outstanding (unlimited shares $0.001 par value authorized)				1,759,657	12,098,666
Net asset value per share				$37.37	$10.58
*Cost of long-term investments
Unaffiliated issuers	$31,091,171	$3,131,018	$4,144,115	$568,348,785	$883,358,787
Affiliated issuers	—	—	—	6,892,250	55,128,598
*Cost of short-term investments	887,554	31,158	210,927	9,407,521	4,644,422
#Cost of cash denominated in foreign currencies	$—	$8,634	$206	$68	$—

The accompanying notes are an integral part of these financial statements.

34

Hotchkis & Wiley Funds
Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Investment income:
Dividends*
Unaffiliated issuers	$1,161,726	$4,632,948	$4,137,761	$5,933,617	$9,605,478
Interest	30,480	175,083	498,856	460,146	486,507
Securities on loan, net	4,154	16,561	22,423	13,152	73,601
Total income	1,196,360	4,824,592	4,659,040	6,406,915	10,165,586
Expenses:
Advisory fees	374,209	1,359,795	1,665,628	3,119,211	2,863,110
Professional fees and expenses	14,542	28,460	32,366	48,263	48,847
Custodian fees and expenses	3,483	6,350	6,427	11,150	13,380
Transfer agent fees and expenses	54,342	280,738	266,261	731,855	358,347
Accounting fees and expenses	13,152	21,927	26,730	44,954	51,818
Administration fees and expenses	24,973	63,541	77,322	131,200	137,327
Compliance fees and expenses	1,090	3,594	4,507	7,947	8,324
Trustees’ fees and expenses	5,954	19,588	24,543	43,371	45,230
Reports to shareholders	4,227	11,004	14,069	40,571	22,110
Registration fees	24,431	29,871	32,674	36,657	42,122
Distribution and service fees - Class A	54,978	169,297	153,855	69,671	66,257
Distribution and service fees - Class C	—	—	—	18,346	—
ReFlow fees (Note 11)	—	—	—	36,888	59,804
Other expenses	6,636	18,124	21,765	32,384	31,643
Total expenses	582,017	2,012,289	2,326,147	4,372,468	3,748,319
Fee waiver/expense reimbursement by Advisor (Note 2)	(99,374)	(24,745)	—	(241,418)	(161,097)
Net expenses	482,643	1,987,544	2,326,147	4,131,050	3,587,222
Net investment income	713,717	2,837,048	2,332,893	2,275,865	6,578,364
Realized and Unrealized Gains (Losses):
Net realized gains from:
Sales of unaffiliated issuers	5,383,553	13,570,167	36,165,666	55,480,933	58,132,487
Sales of affiliated issuers	—	—	—	53,417	—
Net realized gains	5,383,553	13,570,167	36,165,666	55,534,350	58,132,487
Net change in unrealized appreciation/ depreciation of:
Securities of unaffiliated issuers and foreign currency translations	(307,549)	3,015,374	(23,086,193)	(16,620,186)	(6,371,009)
Securities of affiliated issuers	—	—	—	(1,775,705)	—
Net change in unrealized appreciation/ depreciation	(307,549)	3,015,374	(23,086,193)	(18,395,891)	(6,371,009)
Net gains	5,076,004	16,585,541	13,079,473	37,138,459	51,761,478
Net Increase in Net Assets Resulting from Operations	$5,789,721	$19,422,589	$15,412,366	$39,414,324	$58,339,842
*Net of Foreign Taxes Withheld	$16,386	$58,830	$116,412	$101,333	$5,330

The accompanying notes are an integral part of these financial statements.

35

Hotchkis & Wiley Funds
Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited) (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
Investment income:
Dividends*
Unaffiliated issuers	$340,811	$36,150	$94,640	$4,973,832	$102,783
Interest	23,264	2,952	4,738	461,967	31,658,727
Securities on loan, net	—	—	—	50,621	—
Total income	364,075	39,102	99,378	5,486,420	31,761,510
Expenses:
Advisory fees	145,495	15,073	29,226	2,548,398	2,538,186
Professional fees and expenses	10,311	7,638	7,833	43,851	61,301
Custodian fees and expenses	5,954	8,612	31,340	14,099	14,387
Transfer agent fees and expenses	14,363	175	689	303,873	498,354
Accounting fees and expenses	14,720	16,458	39,977	38,417	70,410
Administration fees and expenses	20,195	20,275	23,813	109,656	148,013
Compliance fees and expenses	376	37	82	6,544	9,007
Trustees’ fees and expenses	2,064	203	446	35,832	49,341
Reports to shareholders	1,611	1,161	1,263	10,149	16,114
Registration fees	16,515	10,450	10,812	36,793	36,236
Distribution and service fees - Class A	3,551	—	—	129,791	68,292
Distribution and service fees - Class C	—	—	—	60,611	—
ReFlow fees (Note 11)	—	—	—	61,010	—
Other expenses	3,976	2,340	2,865	30,246	39,896
Total expenses	239,131	82,422	148,346	3,429,270	3,549,537
Fee waiver/expense reimbursement by Advisor (Note 2)	(51,286)	(64,523)	(112,178)	—	(321,273)
Net expenses	187,845	17,899	36,168	3,429,270	3,228,264
Net investment income	176,230	21,203	63,210	2,057,150	28,533,246
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	1,777,490	115,116	251,028	40,727,145	(591,391)
Foreign currency transactions	(4,105)	(809)	(14,046)	(6,407)	—
Net realized gains (losses)	1,773,385	114,307	236,982	40,720,738	(591,391)
Net change in unrealized appreciation/ depreciation of:
Securities of unaffiliated issuers and foreign currency translations	(984,811)	(125,642)	(274,799)	(428,611)	13,586,685
Securities of affiliated issuers	—	—	—	(2,416,411)	(1,666,566)
Net change in unrealized appreciation/ depreciation	(984,811)	(125,642)	(274,799)	(2,845,022)	11,920,119
Net gains (losses)	788,574	(11,335)	(37,817)	37,875,716	11,328,728
Net Increase in Net Assets Resulting from Operations	$964,804	$9,868	$25,393	$39,932,866	$39,861,974
*Net of Foreign Taxes Withheld	$14,438	$3,445	$13,849	$198,186	$—

The accompanying notes are an integral part of these financial statements.

36

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Disciplined Value Fund		Large Cap Fundamental Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment income	$713,717	$1,580,332	$2,837,048	$5,713,554
Net realized gains	5,383,553	11,554,657	13,570,167	42,903,297
Net change in unrealized appreciation/ depreciation	(307,549)	4,763,619	3,015,374	13,771,670
Net increase in net assets resulting from operations	5,789,721	17,898,608	19,422,589	62,388,521
Dividends and Distributions to Shareholders:
Class I	(7,344,890)	(1,074,206)	(25,452,648)	(23,760,122)
Class A	(4,785,700)	(515,324)	(13,129,045)	(13,655,912)
Class C	—	(405)	—	(248,868)
Class Z	—	—	(1,206,805)	(1,348,885)
Net decrease in net assets resulting from dividends and distributions to shareholders	(12,130,590)	(1,589,935)	(39,788,498)	(39,013,787)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(13,938,157)	12,687,157	43,801,571	(38,608,130)
Net Assets:
Total increase (decrease) in net assets	(20,279,026)	28,995,830	23,435,662	(15,233,396)
Beginning of period	111,256,188	82,260,358	355,456,530	370,689,926
End of period	$90,977,162	$111,256,188	$378,892,192	$355,456,530

The accompanying notes are an integral part of these financial statements.

37

HOTCHKIS & WILEY FUNDS
Statements of Changes in Net Assets (Continued)

	Mid-Cap Value Fund		Small Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment income	$2,332,893	$4,412,072	$2,275,865	$7,013,736
Net realized gains	36,165,666	50,976,014	55,534,350	26,851,340
Net change in unrealized appreciation/ depreciation	(23,086,193)	12,864,828	(18,395,891)	49,688,975
Net increase in net assets resulting from operations	15,412,366	68,252,914	39,414,324	83,554,051
Dividends and Distributions to Shareholders:
Class I	(3,038,308)	(917,195)	(57,064,006)	(13,689,240)
Class A	(1,166,692)	(139,180)	(4,268,105)	(968,833)
Class C	—	—	(350,542)	(58,787)
Class Z	(462,743)	(146,894)	(2,233,025)	(314,039)
Net decrease in net assets resulting from dividends and distributions to shareholders	(4,667,743)	(1,203,269)	(63,915,678)	(15,030,899)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(26,588,750)	(79,982,709)	84,405,877	17,633,230
Net Assets:
Total increase (decrease) in net assets	(15,844,127)	(12,933,064)	59,904,523	86,156,382
Beginning of period	432,171,338	445,104,402	777,230,486	691,074,104
End of period	$416,327,211	$432,171,338	$837,135,009	$777,230,486

The accompanying notes are an integral part of these financial statements.

38

HOTCHKIS & WILEY FUNDS
Statements of Changes in Net Assets (Continued)

	Small Cap Diversified Value Fund		Global Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment income	$6,578,364	$12,024,753	$176,230	$574,151
Net realized gains	58,132,487	45,188,966	1,773,385	4,598,972
Net change in unrealized appreciation/ depreciation	(6,371,009)	8,534,153	(984,811)	1,539,093
Net increase in net assets resulting from operations	58,339,842	65,747,872	964,804	6,712,216
Dividends and Distributions to Shareholders:
Class I	(34,284,965)	(50,745,104)	(4,731,507)	(3,395,268)
Class A	(3,145,029)	(3,594,905)	(367,047)	(186,356)
Class Z	(14,757,752)	(10,165,739)	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(52,187,746)	(64,505,748)	(5,098,554)	(3,581,624)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	74,769,707	122,015,574	2,820,269	1,315,381
Net Assets:
Total increase (decrease) in net assets	80,921,803	123,257,698	(1,313,481)	4,445,973
Beginning of period	788,569,923	665,312,225	37,580,034	33,134,061
End of period	$869,491,726	$788,569,923	$36,266,553	$37,580,034

The accompanying notes are an integral part of these financial statements.

39

HOTCHKIS & WILEY FUNDS
Statements of Changes in Net Assets (Continued)

	International Value Fund		International Small Cap Diversified Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment income	$21,203	$93,392	$63,210	$177,087
Net realized gains	114,307	335,158	236,982	617,740
Net change in unrealized appreciation/ depreciation	(125,642)	28,764	(274,799)	217,723
Net increase in net assets resulting from operations	9,868	457,314	25,393	1,012,550
Dividends and Distributions to Shareholders:
Class I	(443,946)	(281,772)	(1,110,034)	(454,903)
Net decrease in net assets resulting from dividends and distributions to shareholders	(443,946)	(281,772)	(1,110,034)	(454,903)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	252,631	161,129	(2,426,820)	898,536
Net Assets:
Total increase (decrease) in net assets	(181,447)	336,671	(3,511,461)	1,456,183
Beginning of period	3,646,979	3,310,308	8,063,379	6,607,196
End of period	$3,465,532	$3,646,979	$4,551,918	$8,063,379

The accompanying notes are an integral part of these financial statements.

40

HOTCHKIS & WILEY FUNDS
Statements of Changes in Net Assets (Continued)

	Value Opportunities Fund		High Yield Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment income	$2,057,150	$7,781,440	$28,533,246	$57,759,466
Net realized gains (losses)	40,720,738	43,820,752	(591,391)	(15,961,774)
Net change in unrealized appreciation/ depreciation	(2,845,022)	53,086,894	11,920,119	43,654,850
Net increase in net assets resulting from operations	39,932,866	104,689,086	39,861,974	85,452,542
Dividends and Distributions to Shareholders:
Class I	(45,016,051)	(35,076,900)	(22,849,584)	(46,797,332)
Class A	(9,254,885)	(6,909,438)	(1,617,530)	(1,881,831)
Class C	(1,084,233)	(1,291,316)	—	(26,438)
Class Z	(6,072,200)	(4,681,561)	(4,081,814)	(9,044,130)
Net decrease in net assets resulting from dividends and distributions to shareholders	(61,427,369)	(47,959,215)	(28,548,928)	(57,749,731)
Capital Share Transactions:
Net increase(decrease) in net assets resulting from capital share transactions	21,774,355	61,089,801	(33,665,691)	(31,820,606)
Net Assets:
Total increase (decrease) in net assets	279,852	117,819,672	(22,352,645)	(4,117,795)
Beginning of period	653,108,717	535,289,045	897,796,524	901,914,319
End of period	$ 653,388,569	$653,108,717	$875,443,879	$897,796,524

The accompanying notes are an integral part of these financial statements.

41

Hotchkis & Wiley Funds
Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Large Cap Disciplined Value Fund
Class I
Six months ended 12/31/2024*	$30.75	$0.23	$1.56	$1.79	$(0.60)	$(3.36)	$(3.96)	$28.58	5.25%	$53,774	0.80%[3]	1.00%[3]	1.43%[3]
Year ended 6/30/2024	26.31	0.48	4.41	4.89	(0.45)	—	(0.45)	30.75	18.81	68,413	0.80	1.01	1.67
Year ended 6/30/2023	22.76	0.33	3.49	3.82	(0.27)	—	(0.27)	26.31	16.88	46,907	0.80	1.04	1.33
Year ended 6/30/2022	25.09	0.25	(2.30)	(2.05)	(0.28)	—	(0.28)	22.76	−8.27	50,757	0.80	1.01	0.98
Year ended 6/30/2021	15.31	0.25	9.92	10.17	(0.39)	—	(0.39)	25.09	67.14	63,906	0.80	1.03	1.24
Year ended 6/30/2020	18.90	0.32	(3.54)	(3.22)	(0.37)	—	(0.37)	15.31	−17.51	46,372	0.80	1.04	1.83
Class A
Six months ended 12/31/2024*	30.88	0.19	1.57	1.76	(0.51)	(3.36)	(3.87)	28.77	5.14	37,203	1.05[3]	1.22[3]	1.19[3]
Year ended 6/30/2024	26.41	0.41	4.42	4.83	(0.36)	—	(0.36)	30.88	18.48	42,843	1.05	1.23	1.44
Year ended 6/30/2023	22.84	0.27	3.50	3.77	(0.20)	—	(0.20)	26.41	16.58	34,785	1.05	1.25	1.10
Year ended 6/30/2022	25.18	0.19	(2.30)	(2.11)	(0.23)	—	(0.23)	22.84	−8.49	32,489	1.05	1.22	0.72
Year ended 6/30/2021	15.36	0.20	9.96	10.16	(0.34)	—	(0.34)	25.18	66.74	43,719	1.05	1.24	1.00
Year ended 6/30/2020	18.95	0.28	(3.56)	(3.28)	(0.31)	—	(0.31)	15.36	−17.68	24,972	1.05	1.25	1.57

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	15%	34%	26%	28%	32%	28%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Large Cap Fundamental Value Fund
Class I
Six months ended 12/31/2024*	$43.45	$0.35	$2.13	$2.48	$(0.70)	$(3.96)	$(4.66)	$41.27	5.20%	$243,942	0.95%[3]	0.97%[3]	1.54%[3]
Year ended 6/30/2024	41.06	0.68	6.21	6.89	(0.69)	(3.81)	(4.50)	43.45	18.30	210,124	0.95	0.98	1.63
Year ended 6/30/2023	38.92	0.57	4.86	5.43	(0.53)	(2.76)	(3.29)	41.06	14.35	219,456	0.95	0.99	1.40
Year ended 6/30/2022	43.29	0.41	(4.40)	(3.99)	(0.38)	—	(0.38)	38.92	−9.31	214,692	0.95	0.97	0.93
Year ended 6/30/2021	26.81	0.41	16.64	17.05	(0.57)	—	(0.57)	43.29	64.20	293,318	0.95	0.98	1.19
Year ended 6/30/2020	33.29	0.53	(6.44)	(5.91)	(0.57)	—	(0.57)	26.81	−18.18	257,544	0.95	0.95	1.72
Class A
Six months ended 12/31/2024*	43.16	0.29	2.11	2.40	(0.59)	(3.96)	(4.55)	41.01	5.08	123,497	1.17[3]	1.17[3]	1.30[3]
Year ended 6/30/2024	40.80	0.58	6.17	6.75	(0.58)	(3.81)	(4.39)	43.16	18.03	132,425	1.20	1.20	1.40
Year ended 6/30/2023	38.66	0.46	4.84	5.30	(0.40)	(2.76)	(3.16)	40.80	14.08	134,901	1.20	1.20	1.14
Year ended 6/30/2022	43.04	0.31	(4.38)	(4.07)	(0.31)	—	(0.31)	38.66	-9.53	150,260	1.18	1.18	0.71
Year ended 6/30/2021	26.67	0.33	16.56	16.89	(0.52)	—	(0.52)	43.04	63.82	149,051	1.18	1.18	0.96
Year ended 6/30/2020	33.14	0.46	(6.45)	(5.99)	(0.48)	—	(0.48)	26.67	−18.42	113,504	1.20	1.20	1.49
Class Z
Six months ended 12/31/2024*	43.45	0.37	2.13	2.50	(0.75)	(3.96)	(4.71)	41.24	5.24	11,453	0.84[3]	0.84[3]	1.63[3]
Year ended 6/30/2024	41.06	0.72	6.21	6.93	(0.73)	(3.81)	(4.54)	43.45	18.42	12,907	0.85	0.85	1.74
Year ended 6/30/2023	38.92	0.54	4.93	5.47	(0.57)	(2.76)	(3.33)	41.06	14.46	13,023	0.87	0.87	1.34
Year ended 6/30/2022	43.30	0.46	(4.40)	(3.94)	(0.44)	—	(0.44)	38.92	−9.22	35,081	0.86	0.86	1.07
Year ended 6/30/2021	26.82	0.47	16.63	17.10	(0.62)	—	(0.62)	43.30	64.34	12,958	0.84	0.84	1.32
Period from 9/30/2019[4] to 6/30/2020	33.12	0.49	(6.19)	(5.70)	(0.60)	—	(0.60)	26.82	−17.65	6,943	0.83[3]	0.83[3]	2.37[3]

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	21%	22%	26%	35%	25%	29%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

42

Financial Highlights (Continued)
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Mid-Cap Value Fund
Class I
Six months ended 12/31/2024*	$53.57	$0.31	$1.59	$1.90	$(0.63)	$—	$(0.63)	$54.84	3.49%	$266,375	1.00%[3]	1.00%[3]	1.10%[3]
Year ended 6/30/2024	46.37	0.51	6.84	7.35	(0.15)	—	(0.15)	53.57	15.88	275,563	1.00	1.00	1.00
Year ended 6/30/2023	40.71	0.53	5.35	5.88	(0.22)	—	(0.22)	46.37	14.47	289,249	1.00	1.00	1.18
Year ended 6/30/2022	42.23	0.22	(1.18)	(0.96)	(0.56)	—	(0.56)	40.71	−2.34	286,887	1.01	1.01	0.51
Year ended 6/30/2021	22.27	0.48	20.20	20.68	(0.72)	—	(0.72)	42.23	93.96	302,584	1.04	1.04	1.50
Year ended 6/30/2020	33.10	0.51	(10.82)	(10.31)	(0.52)	—	(0.52)	22.27	−31.62	202,902	1.04	1.04	1.73
Class A
Six months ended 12/31/2024*	52.62	0.25	1.56	1.81	(0.54)	—	(0.54)	53.89	3.39	117,063	1.21[3]	1.21[3]	0.89[3]
Year ended 6/30/2024	45.55	0.40	6.73	7.13	(0.06)	—	(0.06)	52.62	15.65	119,610	1.20	1.20	0.80
Year ended 6/30/2023	39.99	0.43	5.26	5.69	(0.13)	—	(0.13)	45.55	14.24	120,783	1.21	1.21	0.97
Year ended 6/30/2022	41.52	0.13	(1.15)	(1.02)	(0.51)	—	(0.51)	39.99	−2.54	111,771	1.21	1.21	0.31
Year ended 6/30/2021	21.93	0.43	19.87	20.30	(0.71)	—	(0.71)	41.52	93.63	118,947	1.23	1.23	1.35
Year ended 6/30/2020	32.53	0.43	(10.65)	(10.22)	(0.38)	—	(0.38)	21.93	−31.78	71,919	1.22	1.22	1.56
Class Z
Six months ended 12/31/2024*	53.59	0.35	1.58	1.93	(0.71)	—	(0.71)	54.81	3.54	32,889	0.87[3]	0.87[3]	1.22[3]
Year ended 6/30/2024	46.38	0.58	6.85	7.43	(0.22)	—	(0.22)	53.59	16.05	36,998	0.88	0.88	1.14
Year ended 6/30/2023	40.72	0.58	5.36	5.94	(0.28)	—	(0.28)	46.38	14.60	30,591	0.88	0.88	1.30
Year ended 6/30/2022	42.25	0.29	(1.19)	(0.90)	(0.63)	—	(0.63)	40.72	−2.23	30,870	0.87	0.87	0.65
Year ended 6/30/2021	22.26	0.56	20.19	20.75	(0.76)	—	(0.76)	42.25	94.35	22,879	0.88	0.88	1.75
Period from 9/30/2019[4] to 6/30/2020	30.67	0.40	(8.25)	(7.85)	(0.56)	—	(0.56)	22.26	−26.16	15,976	0.89[3]	0.89[3]	2.12[3]

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	18%	28%	35%	41%	37%	27%

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

43

Financial Highlights (Continued)
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Small Cap Value Fund
Class I
Six months ended 12/31/2024*	$76.30	$0.22	$4.05	$4.27	$(0.81)	$(5.40)	$(6.21)	$74.36	5.11%	$732,126	0.98%[3,5]	1.04%[3]	0.56%[3]
Year ended 6/30/2024	69.72	0.69	7.34	8.03	(0.46)	(0.99)	(1.45)	76.30	11.68	697,603	0.97	1.05	0.94
Year ended 6/30/2023	66.00	0.74	11.79	12.53	(0.42)	(8.39)	(8.81)	69.72	19.73	627,132	1.01	1.06	1.07
Year ended 6/30/2022	68.58	0.27	(2.59)	(2.32)	(0.26)	—	(0.26)	66.00	−3.42	510,545	1.06	1.06	0.38
Year ended 6/30/2021	38.22	0.23	30.56	30.79	(0.43)	—	(0.43)	68.58	80.88	512,396	1.07	1.07	0.44
Year ended 6/30/2020	53.27	0.45	(12.86)	(12.41)	(0.48)	(2.16)	(2.64)	38.22	−24.70	335,080	1.05	1.05	0.94
Class A
Six months ended 12/31/2024*	75.70	0.14	4.00	4.14	(0.64)	(5.40)	(6.04)	73.80	5.01	54,932	1.19[3]	1.19[3]	0.35[3]
Year ended 6/30/2024	69.26	0.52	7.28	7.80	(0.37)	(0.99)	(1.36)	75.70	11.41	52,298	1.20	1.20	0.70
Year ended 6/30/2023	65.67	0.60	11.72	12.32	(0.34)	(8.39)	(8.73)	69.26	19.49	50,327	1.21	1.21	0.86
Year ended 6/30/2022	68.24	0.16	(2.58)	(2.42)	(0.15)	—	(0.15)	65.67	−3.56	33,250	1.21	1.21	0.23
Year ended 6/30/2021	38.03	0.14	30.41	30.55	(0.34)	—	(0.34)	68.24	80.58	35,039	1.25	1.25	0.27
Year ended 6/30/2020	52.98	0.36	(12.83)	(12.47)	(0.32)	(2.16)	(2.48)	38.03	−24.86	26,028	1.25	1.25	0.76
Class C
Six months ended 12/31/2024*	57.33	(0.12)	3.11	2.99	(0.41)	(5.40)	(5.81)	54.51	4.60	3,608	1.95[3]	1.95[3]	(0.41)[3]
Year ended 6/30/2024	53.05	(0.01)	5.53	5.52	(0.25)	(0.99)	(1.24)	57.33	10.60	3,441	1.95	1.95	(0.02)
Year ended 6/30/2023	52.23	0.08	9.21	9.29	(0.08)	(8.39)	(8.47)	53.05	18.60	2,181	1.96	1.96	0.15
Year ended 6/30/2022	54.55	(0.27)	(2.05)	(2.32)	—	—	—	52.23	−4.25	1,157	1.94	1.94	(0.48)
Year ended 6/30/2021	30.49	(0.19)	24.33	24.14	(0.08)	—	(0.08)	54.55	79.25	2,026	1.99	1.99	(0.46)
Year ended 6/30/2020	42.94	0.02	(10.31)	(10.29)	—	(2.16)	(2.16)	30.49	−25.40	3,528	1.95	1.95	0.05
Class Z
Six months ended 12/31/2024*	76.32	0.27	4.01	4.28	(0.86)	(5.40)	(6.26)	74.34	5.12	46,468	0.87[3]	0.87[3]	0.69[3]
Year ended 6/30/2024	69.73	0.81	7.30	8.11	(0.53)	(0.99)	(1.52)	76.32	11.80	23,889	0.86	0.86	1.08
Year ended 6/30/2023	66.04	0.85	11.78	12.63	(0.55)	(8.39)	(8.94)	69.73	19.90	11,434	0.87	0.87	1.22
Year ended 6/30/2022	68.62	0.42	(2.60)	(2.18)	(0.40)	—	(0.40)	66.04	−3.22	9,394	0.86	0.86	0.59
Year ended 6/30/2021	38.23	0.35	30.55	30.90	(0.51)	—	(0.51)	68.62	81.23	10,246	0.87	0.87	0.65
Period from 9/30/2019[4] to 6/30/2020	52.15	0.56	(11.79)	(11.23)	(0.53)	(2.16)	(2.69)	38.23	−22.99	6,540	0.87[3]	0.87[3]	1.72[3]

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	22%	45%	42%	49%	36%	34%

[1]	Net investment income(loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges.  The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
[5]	The ratio of expenses, net of reimbursement/waiver, to average net assets excluding ReFlow fees (Note 11) was 0.97%.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

44

Financial Highlights (Continued)
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Small Cap Diversified Value Fund
Class I
Six months ended 12/31/2024*	$12.18	$0.10	$0.83	$0.93	$(0.11)	$(0.67)	$(0.78)	$12.33	7.19%	$571,847	0.81%[3,5]	0.86%[3]	1.49%[3]
Year ended 6/30/2024	12.26	0.19	0.80	0.99	(0.20)	(0.87)	(1.07)	12.18	8.53	551,237	0.80	0.86	1.59
Year ended 6/30/2023	11.91	0.21	1.24	1.45	(0.19)	(0.91)	(1.10)	12.26	12.47	551,324	0.80	0.87	1.69
Year ended 6/30/2022	13.99	0.17	(1.38)	(1.21)	(0.14)	(0.73)	(0.87)	11.91	−9.34	461,866	0.80	0.87	1.26
Year ended 6/30/2021	7.88	0.14	6.07	6.21	(0.10)	—	(0.10)	13.99	79.26	427,708	0.80	0.87	1.21
Year ended 6/30/2020	10.08	0.12	(2.23)	(2.11)	(0.09)	—	(0.09)	7.88	−21.14	143,415	0.82	0.92	1.37
Class A
Six months ended 12/31/2024*	12.07	0.08	0.82	0.90	(0.08)	(0.67)	(0.75)	12.22	7.06	52,591	1.06[3,5]	1.11[3]	1.25[3]
Year ended 6/30/2024	12.16	0.16	0.80	0.96	(0.18)	(0.87)	(1.05)	12.07	8.33	46,561	1.05	1.12	1.34
Year ended 6/30/2023	11.83	0.18	1.22	1.40	(0.16)	(0.91)	(1.07)	12.16	12.12	36,173	1.05	1.14	1.54
Year ended 6/30/2022	13.91	0.13	(1.36)	(1.23)	(0.12)	(0.73)	(0.85)	11.83	−9.57	5,839	1.05	1.15	0.98
Year ended 6/30/2021	7.83	0.11	6.06	6.17	(0.09)	—	(0.09)	13.91	79.09	8,668	1.05	1.14	0.96
Year ended 6/30/2020	10.03	0.10	(2.24)	(2.14)	(0.06)	—	(0.06)	7.83	−21.48	1,535	1.07	1.18	1.06
Class Z
Six months ended 12/31/2024*	12.17	0.10	0.83	0.93	(0.11)	(0.67)	(0.78)	12.32	7.24	245,053	0.76[3]	0.76[3]	1.56[3]
Year ended 6/30/2024	12.25	0.20	0.79	0.99	(0.20)	(0.87)	(1.07)	12.17	8.57	190,772	0.76	0.76	1.64
Year ended 6/30/2023	11.90	0.21	1.24	1.45	(0.19)	(0.91)	(1.10)	12.25	12.54	77,815	0.77	0.77	1.72
Year ended 6/30/2022	13.99	0.18	(1.39)	(1.21)	(0.15)	(0.73)	(0.88)	11.90	−9.38	2,458	0.76	0.76	1.33
Year ended 6/30/2021	7.87	0.15	6.07	6.22	(0.10)	—	(0.10)	13.99	79.45	1,186	0.77	0.77	1.25
Period from 9/30/2019[4] to 6/30/2020	10.02	0.09	(2.14)	(2.05)	(0.10)	—	(0.10)	7.87	−20.75	40	0.80[3]	0.84[3]	1.41[3]

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	31%	54%	52%	38%	42%	53%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Global Value Fund
Class I
Six months ended 12/31/2024*	$15.58	$0.07	$0.38	$0.45	$(0.22)	$(1.88)	$(2.10)	$13.93	2.40%	$33,473	0.95%[3]	1.21%[3]	0.93%[3]
Year ended 6/30/2024	14.31	0.25	2.62	2.87	(0.26)	(1.34)	(1.60)	15.58	21.57	34,948	0.95	1.24	1.66
Year ended 6/30/2023	12.64	0.16	2.01	2.17	(0.14)	(0.36)	(0.50)	14.31	17.61	31,599	0.95	1.25	1.17
Year ended 6/30/2022	14.44	0.14	(1.84)	(1.70)	(0.10)	—	(0.10)	12.64	−11.86	31,800	0.95	1.22	0.98
Year ended 6/30/2021	8.96	0.10	5.56	5.66	(0.18)	—	(0.18)	14.44	63.58	36,025	0.95	1.29	0.83
Year ended 6/30/2020	11.55	0.14	(2.42)	(2.28)	(0.13)	(0.18)	(0.31)	8.96	−20.42	25,148	0.95	1.32	1.31
Class A
Six months ended 12/31/2024*	15.60	0.05	0.37	0.42	(0.18)	(1.88)	(2.06)	13.96	2.23	2,793	1.20[3]	1.49[3]	0.68[3]
Year ended 6/30/2024	14.30	0.22	2.63	2.85	(0.21)	(1.34)	(1.55)	15.60	21.33	2,632	1.20	1.51	1.49
Year ended 6/30/2023	12.63	0.13	2.00	2.13	(0.10)	(0.36)	(0.46)	14.30	17.30	1,535	1.20	1.50	0.96
Year ended 6/30/2022	14.43	0.11	(1.84)	(1.73)	(0.07)	—	(0.07)	12.63	−12.07	1,290	1.20	1.46	0.73
Year ended 6/30/2021	8.96	0.08	5.54	5.62	(0.15)	—	(0.15)	14.43	63.05	1,484	1.20	1.48	0.58
Year ended 6/30/2020	11.55	0.11	(2.41)	(2.30)	(0.11)	(0.18)	(0.29)	8.96	−20.57	168	1.20	1.62	1.05

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	18%	48%	39%	38%	39%	36%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
[5]	The ratio of expenses, net of reimbursement/waiver, to average net assets excluding ReFlow fees (Note 11) was 0.80% for Class I and 1.05% for Class A.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

45

Financial Highlights (Continued)
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
International Value Fund
Class I
Six months ended 12/31/2024*	$12.81	$0.07	$0.00[5]	$0.07	$(0.29)	$(1.27)	$(1.56)	$11.32	0.08%	$3,466	0.95%[3]	4.37%[3]	1.13%[3]
Year ended 6/30/2024	12.22	0.33	1.27	1.60	(0.31)	(0.70)	(1.01)	12.81	14.18	3,647	0.95	4.57	2.66
Year ended 6/30/2023	10.35	0.26	1.96	2.22	(0.23)	(0.12)	(0.35)	12.22	21.88	3,310	0.95	5.08	2.37
Year ended 6/30/2022	11.66	0.27	(1.41)	(1.14)	(0.17)	—	(0.17)	10.35	−9.82	2,708	0.95	4.87	2.35
Year ended 6/30/2021	7.59	0.15	4.04	4.19	(0.12)	—	(0.12)	11.66	55.37	2,554	0.95	5.13	1.56
Year ended 6/30/2020	9.77	0.13	(1.96)	(1.83)	(0.19)	(0.16)	(0.35)	7.59	−19.66	1,874	0.95	6.10	1.39

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	12%	35%	26%	20%	29%	30%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
International Small Cap Diversified Value Fund
Class I
Six months ended 12/31/2024*	$12.34	$0.11	$0.00[5]	$0.11	$(0.70)	$(2.32)	$(3.02)	$9.43	0.26%	$4,552	0.99%[3]	4.06%[3]	1.73%[3]
Year ended 6/30/2024	11.43	0.29	1.41	1.70	(0.51)	(0.28)	(0.79)	12.34	15.63	8,063	0.99	3.95	2.48
Year ended 6/30/2023	10.29	0.29	1.41	1.70	(0.20)	(0.36)	(0.56)	11.43	17.07	6,607	0.99	4.59	2.72
Year ended 6/30/2022	14.83	0.25	(2.01)	(1.76)	(0.39)	(2.39)	(2.78)	10.29	−14.28	5,709	0.99	4.23	1.92
Period from 6/30/2020[4] to 6/30/2021	10.00	0.24	4.87	5.11	(0.08)	(0.20)	(0.28)	14.83	51.58	6,661	0.99	4.27	1.91

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021
Portfolio turnover rate	36%	62%	78%	45%	63%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
[5]	Amount is less than $0.005.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

46

Financial Highlights (Continued)
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Value Opportunities Fund
Class I
Six months ended 12/31/2024*	$38.61	$0.13	$2.40	$2.53	$(0.49)	$(3.28)	$(3.77)	$37.37	6.08%	$476,476	0.97%[3]	0.97%[3]	0.65%[3]
Year ended 6/30/2024	35.38	0.50	5.81	6.31	(0.38)	(2.70)	(3.08)	38.61	18.97	477,029	0.95	0.95	1.35
Year ended 6/30/2023	29.09	0.35	6.74	7.09	(0.08)	(0.72)	(0.80)	35.38	24.67	384,206	0.96	0.96	1.05
Year ended 6/30/2022	37.42	0.16	(3.67)	(3.51)	(0.45)	(4.37)	(4.82)	29.09	−11.50	326,559	0.94	0.94	0.44
Year ended 6/30/2021	22.61	0.50	15.06	15.56	(0.75)	—	(0.75)	37.42	69.77	390,241	0.94	0.94	1.69
Year ended 6/30/2020	28.08	0.49	(5.28)	(4.79)	(0.32)	(0.36)	(0.68)	22.61	−17.56	401,552	0.97	0.97	1.88
Class A
Six months ended 12/31/2024*	38.56	0.08	2.39	2.47	(0.39)	(3.28)	(3.67)	37.36	5.97	99,711	1.20[3]	1.20[3]	0.41[3]
Year ended 6/30/2024	35.34	0.41	5.80	6.21	(0.29)	(2.70)	(2.99)	38.56	18.68	101,253	1.18	1.18	1.10
Year ended 6/30/2023	29.09	0.26	6.75	7.01	(0.04)	(0.72)	(0.76)	35.34	24.36	81,197	1.21	1.21	0.80
Year ended 6/30/2022	37.43	0.07	(3.68)	(3.61)	(0.36)	(4.37)	(4.73)	29.09	−11.72	70,350	1.20	1.20	0.19
Year ended 6/30/2021	22.66	0.43	15.06	15.49	(0.72)	—	(0.72)	37.43	69.24	83,243	1.24	1.24	1.43
Year ended 6/30/2020	28.12	0.43	(5.29)	(4.86)	(0.24)	(0.36)	(0.60)	22.66	−17.73	72,162	1.20	1.20	1.64
Class C
Six months ended 12/31/2024*	34.34	(0.06)	2.13	2.07	(0.13)	(3.28)	(3.41)	33.00	5.56	11,435	1.93[3]	1.93[3]	(0.32)[3]
Year ended 6/30/2024	31.76	0.12	5.20	5.32	(0.04)	(2.70)	(2.74)	34.34	17.85	12,237	1.90	1.90	0.35
Year ended 6/30/2023	26.37	0.03	6.08	6.11	—	(0.72)	(0.72)	31.76	23.44	18,818	1.92	1.92	0.10
Year ended 6/30/2022	34.31	(0.18)	(3.31)	(3.49)	(0.08)	(4.37)	(4.45)	26.37	−12.34	19,575	1.91	1.91	(0.55)
Year ended 6/30/2021	20.87	0.21	13.83	14.04	(0.60)	—	(0.60)	34.31	68.05	27,089	1.93	1.93	0.76
Year ended 6/30/2020	25.94	0.23	(4.90)	(4.67)	(0.04)	(0.36)	(0.40)	20.87	−18.32	26,951	1.91	1.91	0.94
Class Z
Six months ended 12/31/2024*	38.63	0.15	2.38	2.53	(0.51)	(3.28)	(3.79)	37.37	6.12	65,766	0.88[3]	0.88[3]	0.73[3]
Year ended 6/30/2024	35.40	0.53	5.81	6.34	(0.41)	(2.70)	(3.11)	38.63	19.06	62,589	0.86	0.86	1.43
Year ended 6/30/2023	29.09	0.38	6.74	7.12	(0.09)	(0.72)	(0.81)	35.40	24.74	51,068	0.87	0.87	1.14
Year ended 6/30/2022	37.43	0.19	(3.68)	(3.49)	(0.48)	(4.37)	(4.85)	29.09	−11.40	40,582	0.86	0.86	0.52
Year ended 6/30/2021	22.62	0.55	15.04	15.59	(0.78)	—	(0.78)	37.43	69.86	43,886	0.87	0.87	1.81
Period from 9/30/2019[4] to 6/30/2020	27.79	0.37	(4.84)	(4.47)	(0.34)	(0.36)	(0.70)	22.62	−16.61	16,207	0.85[3]	0.85[3]	1.95 [3]

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	34%	71%	88%	75%	76%	47%

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

47

Financial Highlights (Continued)
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
High Yield Fund
Class I
Six months ended 12/31/2024*	$10.45	$0.33	$0.13	$0.46	$(0.33)	$—	$(0.33)	$10.58	4.44%	$719,950	0.70%[3]	0.77%[3]	6.18%[3]
Year ended 6/30/2024	10.14	0.64	0.31	0.95	(0.64)	—	(0.64)	10.45	9.68	714,184	0.70	0.77	6.25
Year ended 6/30/2023	9.83	0.57	0.31	0.88	(0.57)	—	(0.57)	10.14	9.23	723,548	0.70	0.77	5.73
Year ended 6/30/2022	11.58	0.51	(1.75)	(1.24)	(0.51)	—	(0.51)	9.83	−11.12	642,934	0.70	0.77	4.56
Year ended 6/30/2021	10.22	0.59	1.34	1.93	(0.57)	—	(0.57)	11.58	19.32	857,715	0.70	0.75	5.34
Year ended 6/30/2020	11.69	0.65	(1.48)[5]	(0.83)	(0.64)	—	(0.64)	10.22	−7.26	978,398	0.70	0.75	5.85
Class A
Six months ended 12/31/2024*	10.35	0.32	0.13	0.45	(0.32)	—	(0.32)	10.48	4.32	27,529	0.93 [3]	0.98 [3]	5.92 [3]
Year ended 6/30/2024	10.04	0.62	0.31	0.93	(0.62)	—	(0.62)	10.35	9.48	59,081	0.92	0.97	6.06
Year ended 6/30/2023	9.75	0.55	0.29	0.84	(0.55)	—	(0.55)	10.04	8.80	28,521	0.92	0.98	5.52
Year ended 6/30/2022	11.48	0.48	(1.73)	(1.25)	(0.48)	—	(0.48)	9.75	−11.28	29,066	0.93	0.98	4.33
Year ended 6/30/2021	10.13	0.56	1.33	1.89	(0.54)	—	(0.54)	11.48	19.09	39,312	0.91	0.97	5.12
Year ended 6/30/2020	11.62	0.63	(1.51)[5]	(0.88)	(0.61)	—	(0.61)	10.13	−7.77	43,638	0.95	1.01	5.54
Class Z
Six months ended 12/31/2024*	10.45	0.34	0.13	0.47	(0.34)	—	(0.34)	10.58	4.49	127,965	0.60 [3]	0.65 [3]	6.29 [3]
Year ended 6/30/2024	10.14	0.65	0.31	0.96	(0.65)	—	(0.65)	10.45	9.90	124,439	0.60	0.65	6.34
Year ended 6/30/2023	9.83	0.58	0.31	0.89	(0.58)	—	(0.58)	10.14	9.23	149,231	0.60	0.66	5.84
Year ended 6/30/2022	11.58	0.52	(1.75)	(1.23)	(0.52)	—	(0.52)	9.83	−11.04	131,847	0.60	0.65	4.66
Year ended 6/30/2021	10.22	0.61	1.33	1.94	(0.58)	—	(0.58)	11.58	19.44	211,034	0.60	0.65	5.56
Year ended 6/30/2020	11.70	0.64	(1.46)[5]	(0.82)	(0.66)	—	(0.66)	10.22	−7.24	523,848	0.60	0.65	6.02

	Six Months Ended December 31, 2024*	Year Ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate	16%	44%	36%	40%	82%	67%

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
[5]	Redemption fees per share were less than $0.005.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

48

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)
NOTE 1. ORGANIZATION.
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series. The Hotchkis & Wiley Large Cap Disciplined Value Fund, the Hotchkis & Wiley Large Cap Fundamental Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Small Cap Diversified Value Fund, the Hotchkis & Wiley Global Value Fund, the Hotchkis & Wiley International Value Fund, the Hotchkis & Wiley International Small Cap Diversified Value Fund and the Hotchkis & Wiley High Yield Fund (collectively, the “H&W Funds”) are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the “Funds”) is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the “Mercury HW Funds”). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund. On August 29, 2024, the Hotchkis & Wiley Diversified Value Fund was renamed the Hotchkis & Wiley Large Cap Disciplined Value Fund and the Hotchkis & Wiley Large Cap Value Fund was renamed the Hotchkis & Wiley Large Cap Fundamental Value Fund. One other series of the Trust is included in a separate report and one other series of the Trust has not commenced operations.
The Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and High Yield Fund have three authorized classes of shares: Class I, Class A and Class Z. The Small Cap Value Fund and Value Opportunities Fund have four authorized classes of shares: Class I, Class A, Class C and Class Z. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A and Class C shares bear certain expenses related to the distribution and servicing expenditures. Currently, the International Value Fund and International Small Cap Diversified Value Fund are not offering Class A shares to investors and the Large Cap Disciplined Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund are not offering Class Z shares to investors. Effective May 31, 2024, Class C shares converted to Class A shares for the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund and High Yield Fund.
Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Funds.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Funds’ “valuation designee” to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. The Advisor, as the Funds’ valuation designee, has established procedures for its fair valuation of the Funds’ portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

49

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Funds generally utilize a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Funds’ net asset values may differ from quoted or official closing prices.
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of December 31, 2024:
Large Cap Disciplined Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$89,547,368	$—	$—	$89,547,368
Time Deposits	—	1,424,968	—	1,424,968
Total Investments	$89,547,368	$1,424,968	$—	$90,972,336

Large Cap Fundamental Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$373,049,246	$—	$—	$373,049,246
Time Deposits	—	6,077,338	—	6,077,338
Total Investments	$373,049,246	$6,077,338	$—	$379,126,584

50

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Mid-Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$402,759,566	$—	$—	$402,759,566
Real Estate Investment Trusts	584,005	—	—	584,005
Money Market Funds	1,834,000	—	—	1,834,000
Time Deposits	—	13,259,832	—	13,259,832
Total Investments	$405,177,571	$13,259,832	$—	$418,437,403

Small Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$810,164,824	$—	$—	$810,164,824
Real Estate Investment Trusts	4,244,053	—	—	4,244,053
Time Deposits	—	23,546,523	—	23,546,523
Total Investments	$814,408,877	$23,546,523	$—	$837,955,400

Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$820,135,068	$—	$—	$820,135,068
Real Estate Investment Trusts	22,982,527	—	—	22,982,527
Money Market Funds	3,581,332	—	—	3,581,332
Time Deposits	—	25,796,894	—	25,796,894
Total Investments	$846,698,927	$25,796,894	$—	$872,495,821

Global Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,773,771	$12,291,745	$—	$35,065,516
Preferred Stocks	—	284,677	—	284,677
Time Deposits	—	887,553	—	887,553
Total Investments	$22,773,771	$13,463,975	$—	$36,237,746

International Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$416,205	$2,961,044	$—	$3,377,249
Preferred Stocks	—	60,382	—	60,382
Time Deposits	—	31,158	—	31,158
Total Investments	$416,205	$3,052,584	$—	$3,468,789

51

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
International Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$999,034	$3,303,032	$—	$4,302,066
Real Estate Investment Trusts	20,760	14,569	—	35,329
Time Deposits	—	210,926	—	210,926
Total Investments	$1,019,794	$3,528,527	$—	$4,548,321

Value Opportunities

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$564,614,992	$64,226,688	$8,568,497	$637,410,177
Preferred Stocks	2,864,035	—	—	2,864,035
Bank Loans	—	820,764	1,685,735	2,506,499
Real Estate Investment Trusts	1,265,664	—	—	1,265,664
Purchased Options	—	679,000	—	679,000
Time Deposits	—	9,407,520	—	9,407,520
Total Investments	$568,744,691	$75,133,972	$10,254,232	$654,132,895

High Yield

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$792,284,263	$—	$792,284,263
Bank Loans	—	42,382,608	1,162,631	43,545,239
Convertible Bonds	—	—	9,715,604	9,715,604
Common Stocks	1,377,781	—	5,976,334	7,354,115
Convertible Preferred Stocks	2,712,832	—	—	2,712,832
Preferred Stocks	1,936,465	—	—	1,936,465
Money Market Funds	145,079	—	—	145,079
Time Deposits	—	4,499,343	—	4,499,343
Total Investments	$6,172,157	$839,166,214	$16,854,569	$862,192,940

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
The following table provides information about the Level 3 values, as well as their inputs, as of December 31, 2024:

	Fair Value at December 31, 2024	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
Value Opportunities
Common Stocks	$4,225	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	8,564,272	Market comparable companies	EBIT multiple	11.2x	Increase
Total Common Stocks	8,568,497
Bank Loans	1,685,735	Market comparable securities	N/A	$100.00	Increase
	$10,254,232

52

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)

	Fair Value at December 31, 2024	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
High Yield
Bank Loans	$1,162,631	Market comparable securities	N/A	$100.00	Increase
Convertible Bonds	9,715,604	Estimated recovery value	Probability of asset recovery	$100.00	Increase
Common Stocks	69,676	Estimated recovery value	Probability of asset recovery	$0.00-$0.60 ($0.60)	Increase
	5,906,658	Market comparable companies	EBIT multiple	11.2x	Increase
Total Common Stocks	5,976,334
	$16,854,569

*	Unobservable inputs were weighted by the fair value of the investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value Opportunities
	Common Stocks	Bank Loans	Total
Balance at June 30, 2024	$10,984,908	$2,649,013	$13,633,921
Purchases	—	—	—
Sales	—	(963,278)	(963,278)
Accrued discounts (premiums)	—	—	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation/depreciation	(2,416,411)	—	(2,416,411)
Transfers into Level 3	—	—	—
Balance at December 31, 2024	$8,568,497	$1,685,735	$10,254,232
Change in unrealized appreciation/depreciation for Level 3 assets held at December 31, 2024	$(2,416,411)	$—	$(2,416,411)

	High Yield
	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2024	$1,826,992	$9,480,821	$7,642,900	$18,950,713
Purchases	—	234,783	—	234,783
Sales	(664,361)	—	—	(664,361)
Accrued discounts (premiums)	—	—	—	—
Realized gains (losses)	—	—	—	—
Change in unrealized appreciation/depreciation	—	—	(1,666,566)	(1,666,566)
Transfers into Level 3	—	—	—	—
Balance at December 31, 2024	$1,162,631	$9,715,604	$5,976,334	$16,854,569
Change in unrealized appreciation/depreciation for Level 3 assets held at December 31, 2024	$—	$—	$(1,666,566)	$(1,666,566)

Income and Expense Allocation. Expenses incurred by or attributable to a specific Fund are allocated entirely to that Fund. Expenses incurred by the Trust which do not relate to a specific Fund or Funds are allocated among the Funds per capita. Alternatively, such expenses may be allocated based upon the Funds’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.

53

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
For all Funds, except the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class). For the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class).
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the High Yield Fund and declared and paid annually for the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses and do not isolate the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets & Liabilities.
Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be

54

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option.
Futures Contracts. The Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Value Opportunities Fund and High Yield Fund are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Funds did not enter into any futures contracts during the six months ended December 31, 2024.
Credit Default Swap Contracts. The Value Opportunities Fund and High Yield Fund may enter into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Advisor, on behalf of the Value Opportunities Fund and High Yield Fund, is party to an International Swap Dealers Association, Inc. Master Agreement (“ISDA Master Agreement”) with each of Goldman Sachs International and JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Funds and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.
Upon entering into swap agreements, the Value Opportunities Fund and High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and

55

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Funds did not enter into any credit default swap contracts during the six months ended December 31, 2024.
Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds’ Statements of Assets & Liabilities and Statements of Operations.
The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of December 31, 2024:
Asset Derivatives

	Location on Statements of Assets & Liabilities	Value Opportunities
Equity Contracts:
Purchased Put Options	Long-term investments	$679,000

The following is a summary of the Funds’ realized gains (losses) and change in unrealized appreciation/depreciation on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended December 31, 2024:
Realized Gains (Losses) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$(9,199,653)*

*	Included with net realized gains (losses) from sales of unaffiliated issuers.
Change in Unrealized Appreciation/Depreciation on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$267,336*

*	Included with net change in unrealized appreciation/depreciation of securities of unaffiliated issuers and foreign currency translations.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the six months ended December 31, 2024:
Average Quarterly Balance of Outstanding Derivatives

Value Opportunities
Equity Contracts:
Average Number of Contracts — Purchased Put Options	3,366
Average Notional Amount — Purchased Put Options	$62,129,915

Offsetting Assets and Liabilities. The Funds are subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total

56

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to master netting arrangements in the Statements of Assets & Liabilities.
The following is a summary of the arrangements subject to offsetting as of December 31, 2024:

		Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Received*	Net Amount
Securities Lending:
Mid-Cap Value	$3,498,414	$ —	$(3,498,414)	$ —
Small Cap Diversified Value	1,797,600	—	(1,797,600)	—

*	Actual collateral received is greater than the amount shown due to overcollateralization.
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES.
The Trust has entered into Investment Advisory Agreements for each of the Funds with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds’ investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives an Advisory fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets. During the six months ended December 31, 2024, the Advisor contractually agreed to waive its Advisory fees or reimburse regular Fund operating expenses so that a Fund’s annual operating expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) will be limited to the annual rates presented below as applied to such Fund’s and share class’s average daily net assets.

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Annual Advisory Fee Rate	0.70%[1]	0.70%[2]	0.75%[3]	0.75%	0.65%	0.75%	0.80%	0.80%	0.75%	0.55%
Annual cap on expenses - Class I	0.80%	0.95%	1.05%	0.97%	0.80%	0.95%	0.95%	0.99%	1.15%	0.70%
Annual cap on expenses - Class A	1.05%	1.20%	1.30%	1.22%	1.05%	1.20%	1.20%	1.24%	1.40%	0.95%
Annual cap on expenses - Class C	n/a	n/a	n/a	1.97%	n/a	n/a	n/a	n/a	2.15%	n/a
Annual cap on expenses - Class Z	0.80%	0.95%	1.05%	0.97%	0.80%	0.95%	0.95%	0.99%	1.15%	0.60%

[1]	The Annual Advisory Fee Rate is 0.70% for the first $250 million in assets, 0.60% for the next $250 million in assets and 0.50% thereafter.
[2]	The Annual Advisory Fee Rate is 0.70% for the first $500 million in assets, 0.60% for the next $500 million in assets and 0.55% thereafter.
[3]	The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% thereafter.

57

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds (“Quasar” or the “Distributor”). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A and Class C shareholders.
Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within “Transfer agent fees and expenses” in the Statements of Operations. Class Z shares are not subject to these fees.
The Funds are permitted to purchase securities from or sell securities to another Fund or affiliated person under procedures adopted by the Board. During the six months ended December 31, 2024, the Funds did not have any of these purchases and sales.
NOTE 3. INVESTMENTS.
Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2024 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Purchases	$15,541,000	$87,997,010	$75,051,085	$198,740,857	$282,574,448	$6,942,505	$433,874	$2,456,019	$223,341,944	$138,396,194
Sales	41,397,884	79,115,819	109,185,939	176,952,628	264,175,855	8,993,428	556,053	5,962,216	256,559,790	155,378,742

The Funds did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2024.
NOTE 4. Federal Income Taxes
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

58

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
The following information is presented on an income tax basis as of June 30, 2024:

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Tax cost of investments	$95,724,752	$295,352,729	$375,350,704	$666,394,742	$734,319,907	$31,655,434	$3,140,426	$7,445,271	$562,744,070	$955,579,508
Gross unrealized Appreciation	23,579,767	85,289,747	97,784,623	153,352,981	132,059,314	7,108,021	679,713	973,856	101,309,067	19,309,180
Gross unrealized Depreciation	(8,927,192)	(32,721,247)	(48,736,376)	(64,243,921)	(90,387,232)	(2,113,798)	(250,237)	(540,811)	(30,751,990)	(112,468,482)
Net unrealized appreciation/ Depreciation	14,652,575	52,568,500	49,048,247	89,109,060	41,672,082	4,994,223	429,476	433,045	70,557,077	(93,159,302)
Distributable ordinary income (as of 6/30/24)*	1,026,860	2,744,439	4,469,804	18,915,083	608,482	709,150	77,062	317,441	9,163,760	1,619,943
Distributable long-term gains (as of 6/30/24)	—	32,075,815	—	14,238,410	10,808,338	3,070,218	249,574	401,477	39,863,170	—
Total distributable earnings	1,026,860	34,820,254	4,469,804	33,153,493	11,416,820	3,779,368	326,636	718,918	49,026,930	1,619,943
Other accumulated gains (losses)	(11,824,658)	1	(197,757,578)	(23,598)	—	—	—	—	(4,245)	(368,918,020)
Total accumulated gains (losses)	$3,854,777	$87,388,755	$(144,239,527)	$122,238,955	$53,088,902	$8,773,591	$756,112	$1,151,963	$119,579,762	$(460,457,379)

*
Includes distributable short-term gains of $12,297,697 for the Small Cap Value Fund, $328,673 for the Global Value Fund, $4,943 for the International Value Fund, $152,529 for the International Small Cap Diversified Value Fund and $3,491,393 for the Value Opportunities Fund.

As of the close of business on December 31, 2012, in exchange for shares the Advisor transferred assets valued at $1,132,946 to the Global Value Fund. As a result of the tax-deferred transfers, the Global Value Fund acquired $50,230 of unrealized appreciation for tax purposes. As of June 30, 2024, the Global Value Fund held securities with $2,930 of net unrealized appreciation relating to the transfers.
As of the close of business on June 30, 2014, in exchange for shares Stephens Investment Holdings LLC transferred assets valued at $5,038,896 to the Small Cap Diversified Value Fund. As a result of the tax-deferred transfers, the Small Cap Diversified Value Fund acquired $592,438 of unrealized appreciation for tax purposes. As of June 30, 2024, the Small Cap Diversified Value Fund held securities with $8,905 of net unrealized appreciation relating to the transfers.
The tax components of distributions paid during the fiscal years ended June 30, 2024 and 2023, capital loss carryovers as of June 30, 2024, and any tax basis late year losses as of June 30, 2024, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2024					June 30, 2023
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Short-Term Capital Loss Carryovers[1]	Long-Term Capital Loss Carryovers[2]	Capital Loss Carryovers Utilized	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Large Cap Disciplined Value	$1,589,935	$—	$666,644	$11,158,014	$11,659,237	$867,545	$—
Large Cap Fundamental Value	5,693,697	33,320,090	—	—	—	4,455,115	25,649,031
Mid-Cap Value	1,203,269	—	75,116,409	122,640,690	50,533,729	2,143,120	—
Small Cap Value	7,137,121	7,893,778	—	—	—	10,322,241	68,610,623
Small Cap Diversified
Value	31,751,876	32,753,872	—	—	—	15,676,116	35,772,589
Global Value	579,768	3,001,856	—	—	—	356,748	953,777
International Value	109,301	172,471	—	—	—	59,717	30,330

59

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)

	June 30, 2024					June 30, 2023
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Short-Term Capital Loss Carryovers[1]	Long-Term Capital Loss Carryovers[2]	Capital Loss Carryovers Utilized	Ordinary Income Distributions	Long-Term Capital Gains Distributions
International Small Cap Diversified Value	$454,903	$—	$—	$—	$—	$111,448	$200,195
Value Opportunities	17,192,487	30,766,728	—	—	—	1,067,989	10,681,957
High Yield[3]	57,749,731	—	11,019,442	351,804,093	—	47,336,279	—

[1]	Short-term with no expiration.
[2]	Long-term with no expiration.
[3]
The High Yield Fund inherited a short-term capital loss carryover of $922,717 and a long-term capital loss carryover of $3,566,005 as a result of the reorganization of the Hotchkis & Wiley Capital Income Fund into the High Yield Fund, which are included in the totals. These capital loss carryovers are further subject to an annual limitation of $171,228 pursuant to Internal Revenue Code Section 382.

As of and during the year ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2024, the Funds did not incur any interest or penalties. The tax years ended June 30, 2021 through June 30, 2024 remain open and subject to examination by tax jurisdictions.
NOTE 5. CAPITAL SHARE TRANSACTIONS.
Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2024
Large Cap Disciplined Value Fund
Class I	103,187	$3,186,993	231,930	$6,934,702	(678,657)	$(20,641,006)	(343,540)	$(10,519,311)
Class A	32,465	1,022,035	63,758	1,919,740	(190,364)	(6,360,621)	(94,141)	(3,418,846)
Total net increase (decrease)	135,652	4,209,028	295,688	8,854,442	(869,021)	(27,001,627)	(437,681)	(13,938,157)
Large Cap Fundamental Value Fund
Class I	1,056,290	47,437,136	532,431	23,064,893	(513,124)	(22,914,252)	1,075,597	47,587,777
Class A	52,500	2,314,236	146,508	6,308,629	(256,229)	(11,479,587)	(57,221)	(2,856,722)
Class Z	7,267	331,192	27,183	1,176,751	(53,829)	(2,437,427)	(19,379)	(929,484)
Total net increase (decrease)	1,116,057	50,082,564	706,122	30,550,273	(823,182)	(36,831,266)	998,997	43,801,571
Mid-Cap Value Fund
Class I	355,281	19,962,769	47,540	2,727,862	(689,058)	(38,626,277)	(286,237)	(15,935,646)
Class A	36,810	2,027,963	11,479	647,278	(148,931)	(8,185,665)	(100,642)	(5,510,424)
Class Z	32,943	1,826,692	7,643	438,334	(130,980)	(7,407,706)	(90,394)	(5,142,680)
Total net increase (decrease)	425,034	23,817,424	66,662	3,813,474	(968,969)	(54,219,648)	(477,273)	(26,588,750)
Small Cap Value Fund
Class I	1,322,342	104,897,072	304,823	24,108,477	(924,237)	(73,413,398)	702,928	55,592,151
Class A	96,925	7,668,105	45,203	3,548,899	(88,656)	(6,929,352)	53,472	4,287,652
Class C	9,025	535,422	4,756	275,924	(7,601)	(448,209)	6,180	363,137
Class Z	598,408	46,843,933	23,288	1,841,126	(309,620)	(24,522,122)	312,076	24,162,937
Total net increase (decrease)	2,026,700	159,944,532	378,070	29,774,426	(1,330,114)	(105,313,081)	1,074,656	84,405,877

60

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Small Cap Diversified Value Fund
Class I	5,096,858	$65,861,236	2,579,660	$33,974,118	(6,563,200)	$(83,323,377)	1,113,318	$16,511,977
Class A	813,038	10,431,718	137,999	1,800,882	(505,178)	(6,518,082)	445,859	5,714,518
Class Z	7,222,751	91,736,192	1,016,475	13,366,643	(4,022,230)	(52,559,623)	4,216,996	52,543,212
Total net increase (decrease)	13,132,647	168,029,146	3,734,134	49,141,643	(11,090,608)	(142,401,082)	5,776,173	74,769,707
Global Value Fund
Class I	142,491	2,307,279	326,942	4,730,846	(309,297)	(4,687,061)	160,136	2,351,064
Class A	23,774	380,945	24,893	360,952	(17,393)	(272,692)	31,274	469,205
Total net increase (decrease)	166,265	2,688,224	351,835	5,091,798	(326,690)	(4,959,753)	191,410	2,820,269
International Value Fund
Class I	530	6,898	21,192	247,522	(137)	(1,789)	21,585	252,631
Total net increase (decrease)	530	6,898	21,192	247,522	(137)	(1,789)	21,585	252,631
International Small Cap Diversified Value Fund
Class I	120,442	1,502,000	114,910	1,110,034	(406,194)	(5,038,854)	(170,842)	(2,426,820)
Total net increase (decrease)	120,442	1,502,000	114,910	1,110,034	(406,194)	(5,038,854)	(170,842)	(2,426,820)
Value Opportunities Fund
Class I	955,329	37,879,709	660,652	25,897,545	(1,220,306)	(49,076,754)	395,675	14,700,500
Class A	187,222	7,647,073	189,489	7,426,079	(333,369)	(13,400,656)	43,342	1,672,496
Class C	15,077	535,715	26,213	908,024	(51,175)	(1,813,656)	(9,885)	(369,917)
Class Z	835,065	33,509,056	154,903	6,072,194	(850,408)	(33,809,974)	139,560	5,771,276
Total net increase (decrease)	1,992,693	79,571,553	1,031,257	40,303,842	(2,455,258)	(98,101,040)	568,692	21,774,355
High Yield Fund
Class I	7,975,097	84,788,759	1,424,227	15,151,732	(9,695,454)	(102,940,025)	(296,130)	(2,999,534)
Class A	132,032	1,389,515	69,482	732,114	(3,281,632)	(34,749,856)	(3,080,118)	(32,628,227)
Class Z	691,286	7,343,431	248,630	2,643,578	(752,983)	(8,024,939)	186,933	1,962,070
Total net increase (decrease)	8,798,415	93,521,705	1,742,339	18,527,424	(13,730,069)	(145,714,820)	(3,189,315)	(33,665,691)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2024
Large Cap Disciplined Value Fund
Class I	868,645	$23,905,326	37,795	$1,024,253	(464,149)	$(13,414,369)	442,291	$11,515,210
Class A (Note 10)	178,257	4,964,393	8,485	231,304	(116,676)	(3,361,175)	70,066	1,834,522
Class C (Note 10)	246	7,021	14	378	(21,851)	(669,974)	(21,591)	(662,575)
Total net increase (decrease)	1,047,148	28,876,740	46,294	1,255,935	(602,676)	(17,445,518)	490,766	12,687,157

61

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Large Cap Fundamental Value Fund
Class I	495,689	20,488,087	560,489	21,421,902	(1,564,616)	(65,819,036)	(508,438)	(23,909,047)
Class A (Note 10)	297,593	12,354,535	164,990	6,271,287	(700,337)	(28,817,685)	(237,754)	(10,191,863)
Class C (Note 10)	10,320	$416,870	5,608	$212,149	(97,925)	$(4,173,538)	(81,997)	$(3,544,519)
Class Z	25,240	1,038,182	34,700	1,325,184	(80,004)	(3,326,067)	(20,064)	(962,701)
Total net increase (decrease)	828,842	34,297,674	765,787	29,230,522	(2,442,882)	(102,136,326)	(848,253)	(38,608,130)
Mid-Cap Value Fund
Class I	910,020	46,767,268	16,857	841,345	(2,021,150)	(104,748,233)	(1,094,273)	(57,139,620)
Class A (Note 10)	234,538	11,946,705	1,433	70,312	(614,601)	(31,135,070)	(378,630)	(19,118,053)
Class C (Note 10)	7,176	302,017	—	—	(121,397)	(5,503,934)	(114,221)	(5,201,917)
Class Z	162,880	8,339,702	2,808	140,115	(134,809)	(7,002,936)	30,879	1,476,881
Total net increase (decrease)	1,314,614	67,355,692	21,098	1,051,772	(2,891,957)	(148,390,173)	(1,556,245)	(79,982,709)
Small Cap Value Fund
Class I	2,781,820	203,513,689	74,524	5,273,317	(2,707,515)	(200,441,122)	148,829	8,345,884
Class A	165,446	12,079,750	11,530	810,594	(212,816)	(15,695,609)	(35,840)	(2,805,265)
Class C	24,732	1,418,105	844	45,139	(6,673)	(375,691)	18,903	1,087,553
Class Z	194,945	14,439,630	3,796	268,509	(49,699)	(3,703,081)	149,042	11,005,058
Total net increase (decrease)	3,166,943	231,451,174	90,694	6,397,559	(2,976,703)	(220,215,503)	280,934	17,633,230
Small Cap Diversified Value Fund
Class I	21,438,459	259,865,010	4,365,396	50,376,673	(25,532,554)	(310,597,822)	271,301	(356,139)
Class A	1,612,238	19,506,115	198,295	2,270,482	(926,759)	(11,141,173)	883,774	10,635,424
Class Z	13,089,554	158,348,397	725,862	8,369,184	(4,495,635)	(54,981,292)	9,319,781	111,736,289
Total net increase (decrease)	36,140,251	437,719,522	5,289,553	61,016,339	(30,954,948)	(376,720,287)	10,474,856	122,015,574
Global Value Fund
Class I	149,916	2,201,670	246,518	3,394,554	(361,825)	(5,149,439)	34,609	446,785
Class A	84,895	1,232,247	13,284	183,319	(36,729)	(546,970)	61,450	868,596
Total net increase (decrease)	234,811	3,433,917	259,802	3,577,873	(398,554)	(5,696,409)	96,059	1,315,381
International Value Fund
Class I	14,834	183,444	13,301	153,363	(14,358)	(175,678)	13,777	161,129
Total net increase (decrease)	14,834	183,444	13,301	153,363	(14,358)	(175,678)	13,777	161,129
International Small Cap Diversified Value Fund
Class I	52,106	644,280	23,125	256,223	(178)	(1,967)	75,053	898,536
Total net increase (decrease)	52,106	644,280	23,125	256,223	(178)	(1,967)	75,053	898,536
Value Opportunities Fund
Class I	3,936,507	143,022,217	540,954	18,468,178	(2,981,991)	(110,212,686)	1,495,470	51,277,709
Class A	668,418	24,515,551	157,575	5,379,603	(497,985)	(18,270,560)	328,008	11,624,594
Class C	62,553	2,030,425	36,822	1,124,178	(335,448)	(11,021,597)	(236,073)	(7,866,994)
Class Z	107,042	3,893,477	137,088	4,681,561	(66,756)	(2,520,546)	177,374	6,054,492
Total net increase (decrease)	4,774,520	173,461,670	872,439	29,653,520	(3,882,180)	(142,025,389)	1,764,779	61,089,801

62

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
High Yield Fund
Class I	22,470,789	$231,355,976	2,973,741	$30,647,327	(28,471,433)	$(293,513,157)	(3,026,903)	$(31,509,854)
Class A (Note 10)	3,330,853	34,357,084	141,833	1,447,611	(605,464)	(6,154,737)	2,867,222	29,649,958
Class C (Note 10)	8,212	85,322	1,545	15,872	(70,284)	(730,320)	(60,527)	(629,126)
Class Z	1,791,682	18,474,009	618,600	6,365,197	(5,222,856)	(54,170,790)	(2,812,574)	(29,331,584)
Total net increase (decrease)	27,601,536	284,272,391	3,735,719	38,476,007	(34,370,037)	(354,569,004)	(3,032,782)	(31,820,606)

NOTE 6. INVESTMENTS IN AFFILIATED ISSUERS.
An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of each Fund’s investments in securities of affiliated issuers held during the six months ended December 31, 2024, is set forth below:
Small Cap Value

Issuer Name	Value at June 30, 2024	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at December 31, 2024	Dividends	Shares Held at December 31, 2024
Hudson Global, Inc.	$2,449,310	$—	$—	$—	$(524,957)	$1,924,353	$ —	147,460
+ Stagwell Inc	37,676,408	552,291	(1,057,192)	53,417	(1,250,748)	35,974,176	—	5,467,200
	$40,125,718	$552,291	$(1,057,192)	$53,417	$(1,775,705)	$37,898,529	$—

+	Issuer was not an affiliate as of June 30, 2024 or December 31, 2024.
Value Opportunities

Issuer Name	Value at June 30, 2024	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at December 31, 2024	Dividends	Shares Held at December 31, 2024
Iracore Investments Holdings, Inc.	$10,980,683	$ —	$ —	$ —	$(2,416,411)	$8,564,272	$ —	32,422
	$10,980,683	$—	$—	$—	$(2,416,411)	$8,564,272	$—

High Yield

Issuer Name	Value at June 30, 2024	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at December 31, 2024	Dividends	Shares Held at December 31, 2024
Iracore Investments Holdings, Inc.	$7,573,224	$ —	$ —	$ —	$(1,666,566)	$5,906,658	$ —	22,361
Metals Recovery Holdings LLC	69,676	—	—	—	—	69,676	—	116,127
PetroQuest Energy, Inc.	0	—	—	—	—	0	—	89,691
	$7,642,900	$—	$—	$—	$(1,666,566)	$5,976,334	$—

63

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
NOTE 7. SECURITIES LENDING.
The Trust, on behalf of the Funds, entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the “Custodian”). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. The contractual maturity of the cash collateral received under the securities lending agreement is classified as overnight and continuous. Income earned from these investments is included in “Securities on loan, net” in the Statements of Operations and is allocated to each Fund based on each Fund’s proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.
NOTE 8. COMMITMENTS AND CONTINGENCIES.
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At December 31, 2024, the Funds did not have any outstanding bridge loan commitments.
Unfunded loan commitments are contractual obligations for funding to a borrower. At December 31, 2024, the Funds did not have any outstanding unfunded loan commitments.
NOTE 9. RISK FACTORS.
Investing in a Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
Certain Funds may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country.
Certain Funds invest a significant portion of their assets in companies in the financial sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. This sector can be significantly affected

64

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Funds are subject to management risk because each Fund is an actively managed investment portfolio. Consequently, the Funds are subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Funds.
The prices of, and the income generated by, securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 10. CLASS C SHARES.
The Board approved closing the Class C shares of the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund and High Yield Fund and converting Class C shares to Class A shares of each respective Fund effective on May 31, 2024 (the “Conversion”). The Conversion was accomplished by a tax-free exchange of Class C shares for Class A shares in the following amounts and at the following conversion ratios:

	Class C Prior to Conversion		Conversion Ratio	Class A Shares
	Dollars	Shares
Large Cap Disciplined Value	$585,816	18,764	1.001636	18,795
Large Cap Fundamental Value	2,928,480	67,703	0.991691	67,140
Mid-Cap Value.	3,965,899	85,609	0.856339	73,310
High Yield .	474,575	45,557	1.009252	45,979

NOTE 11. REFLOW LIQUIDITY PROGRAM.
A Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A Fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in a Fund and may request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus.
The fees paid to ReFlow are included in “ReFlow fees” in the Statements of Operations. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of

65

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. During the six months ended December 31, 2024, the Funds’ activity is as follows:

	Capital Provided	Capital Provided in Shares	In-Kind Redemptions	Cash Redemptions	Total Redemptions	Realized Capital Gains	Fees
Small Cap Value	$20,884,227	261,602	$19,361,432	$1,394,682	$20,756,114	$13,443,385	$36,888
Small Cap Diversified Value	32,666,572	2,513,013	31,342,907	1,185,590	32,528,497	19,722,409	59,804
Value Opportunities	33,319,006	830,189	28,716,997	4,282,974	32,999,971	15,234,284	61,010

NOTE 12. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the impact of adopting this guidance with respect to the financial statements and disclosures.
NOTE 13. SUBSEQUENT EVENTS.
Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 14. FEDERAL TAX DISCLOSURE. (UNAUDITED)
The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2024.
For the year ended June 30, 2024, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 70.33%, Small Cap Diversified Value Fund — 59.66%, Global Value Fund — 62.71%, International Value Fund — 0.00%, International Small Cap Diversified Value Fund — 0.00%, Value Opportunities Fund — 39.94%, High Yield Fund — 0.08%.
For the year ended June 30, 2024, the following percentages of ordinary distributions paid are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 71.14%, Small Cap Diversified Value Fund — 59.82%, Global Value Fund — 100.00%, International Value Fund — 100.00%, International Small Cap Diversified Value Fund — 89.15%, Value Opportunities Fund — 56.61%, High Yield Fund — 0.08%. Shareholders should consult their tax advisors.
For the year ended June 30, 2024, the International Value Fund and International Small Cap Diversified Value Fund earned foreign source income of $136,854 and $278,792, respectively, and paid foreign taxes of $15,027 and $35,395, respectively, which each Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.
Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2024, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal

66

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Revenue Code Section 871(k)(1)(c): Large Cap Disciplined Value Fund — 2.37%, Large Cap Fundamental Value Fund — 1.17%, Mid-Cap Value Fund — 3.82%, Small Cap Value Fund — 3.00%, Small Cap Diversified Value Fund — 1.91%, Global Value Fund — 2.80%, International Value Fund — 2.12%, International Small Cap Diversified Value Fund — 0.76%, Value Opportunities Fund — 4.47%, High Yield Fund — 99.46%.
For the year ended June 30, 2024, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Large Cap Disciplined Value Fund — 0.00%, Large Cap Fundamental Value Fund — 0.00%, Mid-Cap Value Fund — 0.00%, Small Cap Value Fund — 33.16%, Small Cap Diversified Value Fund — 62.44%, Global Value Fund — 0.00%, International Value Fund — 0.00%, International Small Cap Diversified Value Fund — 35.62%, Value Opportunities Fund — 67.42%, High Yield Fund — 0.00%.
NOTE 15. OTHER INFORMATION.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies. There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosures for Open-End Management Investment Companies. There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees and expenses” and “Trustees’ fees and expenses”.
Statement Regarding Basis for Approval of Investment Advisory Contract. This disclosure was included in the annual financial statements for the year ended June 30, 2024.

67

HW Opportunities MP Fund
Semi-Annual Financial Statements
DECEMBER 31, 2024

HW Opportunities MP Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.9%
Babcock International Group PLC	285,670	$1,786,817
Automobile Components - 0.7%
Aptiv PLC(a)	7,600	459,648
Banks - 2.2%
Citigroup, Inc.	11,200	788,368
Citizens Financial Group, Inc.	12,730	557,065
		1,345,433
Beverages - 1.3%
Heineken NV - ADR	22,800	806,664
Broadline Retail - 0.2%
Articore Group Ltd.(a)	815,300	141,362
Capital Markets - 1.1%
Bank of New York Mellon Corp.	3,700	284,271
State Street Corp.	4,200	412,230
		696,501
Chemicals - 11.9%
Ecovyst, Inc.(a)	495,400	3,784,855
Fuso Chemical Co. Ltd.	79,800	1,787,035
Olin Corp.	50,600	1,710,280
		7,282,170
Consumer Finance - 2.6%
SLM Corp.	57,308	1,580,555
Electronic Equipment, Instruments & Components - 1.7%
Avnet, Inc.	19,600	1,025,472
Energy Equipment & Services - 4.6%
NOV, Inc.	192,200	2,806,120
Ground Transportation - 6.6%
U-Haul Holding Co.	63,550	4,070,378
Health Care Equipment & Supplies - 0.5%
GE HealthCare Technologies, Inc.	3,900	304,902
Health Care Providers & Services - 3.6%
Elevance Health, Inc.	1,200	442,680
Humana, Inc.	6,900	1,750,599
		2,193,279
Hotels, Restaurants & Leisure - 1.9%
Marriott Vacations Worldwide Corp.	13,200	1,185,360
Industrial Conglomerates - 13.6%
Siemens AG	17,100	3,334,413
Siemens AG - ADR	51,300	4,959,684
		8,294,097
Insurance - 1.5%
American International Group, Inc.	3,600	262,080
Global Indemnity Group LLC - Class A	18,154	653,544
		915,624

	Shares	Value
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	5,680	$1,075,224
Machinery - 6.3%
Stanley Black & Decker, Inc.	33,600	2,697,744
Timken Co.	15,900	1,134,783
		3,832,527
Media - 13.6%
Comcast Corp. - Class A	8,200	307,746
Havas NV(a)	1,026,300	1,724,763
National CineMedia, Inc.(a)	163,800	1,087,632
Stagwell, Inc.(a)	605,980	3,987,348
WPP PLC - ADR	23,300	1,197,620
		8,305,109
Multi-Utilities - 0.4%
Dominion Energy, Inc.	4,600	247,756
Oil, Gas & Consumable Fuels - 3.8%
APA Corp.	37,100	856,639
Kosmos Energy Ltd.(a)	433,200	1,481,544
		2,338,183
Passenger Airlines - 5.4%
Qantas Airways Ltd.(a)	597,470	3,307,549
Professional Services - 3.9%
Hudson Global, Inc.(a)	2,050	26,753
Randstad NV	56,600	2,383,006
		2,409,759
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.	2,700	227,232
Software - 3.1%
Microsoft Corp.	4,560	1,922,040
Specialty Retail - 1.3%
Lithia Motors, Inc.	2,300	822,089
Tobacco - 0.7%
Philip Morris International, Inc.	3,600	433,260
TOTAL COMMON STOCKS (Cost $59,161,473)		59,815,110
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate Management & Development - 0.5%
Seritage Growth Properties - Class A(a)	69,700	287,164
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $311,614)		287,164
PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Federal Home Loan Mortgage Corp., Series Z, Perpetual(a)	18,200	216,398
TOTAL PREFERRED STOCKS (Cost $41,761)		216,398

The accompanying notes are an integral part of these financial statements.

1

HW Opportunities MP Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Notional Amount		Contracts	Value
PURCHASED OPTIONS - 0.2%
Put Options - 0.2%
Asana, Inc., Expiration: 01/17/2025; Exercise Price: $30.00(a)(b)(c)	$283,780		140	$135,800
TOTAL PURCHASED OPTIONS (Cost $170,282)				135,800
			Par
SHORT-TERM INVESTMENTS - 0.9%
Time Deposits - 0.9%
Citigroup, Inc., 1.71%, 01/02/2025(d)		EUR	250,602	259,587
Royal Bank of Canada, 3.68%, 01/02/2025(d)			300,426	300,426
Royal Bank of Canada, 3.67%, 01/02/2025(d)		GBP	9,034	11,309
TOTAL SHORT-TERM INVESTMENTS (Cost $572,283)				571,322
TOTAL INVESTMENTS - 99.6% (Cost $60,257,413)				$61,025,794
Other Assets in Excess of Liabilities - 0.4%				274,929
TOTAL NET ASSETS - 100.0%				$61,300,723

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
EUR - Euro
GBP - British Pound
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

2

HW Opportunities MP Fund
Statement of Assets & Liabilities
December 31, 2024 (Unaudited)

Assets:
Long-term investments, at value*
Unaffiliated issuers	$60,454,472
Short-term investments*	571,322
Cash	6,680
Cash denominated in foreign currencies#	483
Dividends and interest receivable	44,637
Receivable for Fund shares sold	333,472
Receivable from Advisor	14,503
Other assets	17,962
Total assets	$ 61,443,531
Liabilities:
Payable for investments purchased	63,156
Payable for Fund shares repurchased	51,185
Accrued expenses and other liabilities	28,467
Total liabilities	142,808
Commitments and contingencies (Note 6)
Net assets	$ 61,300,723
Net Assets Consist of:
Paid-in capital	$59,823,573
Total accumulated distributable earnings	$1,477,150
Net assets	$ 61,300,723
Calculation of Net Asset Value Per Share and Public Offering Price Per Share
Net assets	$61,300,723
Shares outstanding (unlimited shares $0.001 par value authorized)	4,342,650
Net asset value per share	$14.12
*Cost of long-term investments
Unaffiliated issuers	$59,685,130
*Cost of short-term investments	572,283
#Cost of cash denominated in foreign currencies	$485

The accompanying notes are an integral part of these financial statements.

3

HW Opportunities MP Fund
Statement of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

Investment income:
Dividends*
Unaffiliated issuers	$386,161
Interest	59,878
Total income	446,039
Expenses:
Professional fees and expenses	13,312
Custodian fees and expenses	3,976
Transfer agent fees and expenses	4,278
Accounting fees and expenses	13,393
Administration fees and expenses	20,078
Compliance fees and expenses	650
Trustees’ fees and expenses	3,552
Reports to shareholders	3,378
Registration fees	13,377
Insurance expenes	1,013
Other expenses	4,250
Total expenses	81,257
Fee waiver/expense reimbursement by Advisor (Note 2)	(81,257)
Net expenses	—
Net investment income	446,039
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	2,369,297
Foreign currency transactions	(11,977)
Net realized gains	2,357,320
Net change in unrealized appreciation/depreciation of:
Securities of unaffiliated issuers and foreign currency translations	(2,753,931)
Net change in unrealized appreciation/depreciation	(2,753,931)
Net losses	(396,611)
Net Increase in Net Assets Resulting from Operations	$49,428
*Net of Foreign Taxes Withheld	$13,014

The accompanying notes are an integral part of these financial statements.

4

HW Opportunities MP Fund
Statements of Changes in Net Assets

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment income	$446,039	$1,154,920
Net realized gains	2,357,320	5,186,602
Net change in unrealized appreciation/depreciation	(2,753,931)	3,550,694
Net increase in net assets resulting from operations	49,428	9,892,216
Dividends and Distributions to Shareholders:
Net decrease in net assets resulting from dividends and distributions to shareholders	(5,927,035)	(3,592,945)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	2,831,307	11,986,453
Net Assets:
Total increase (decrease) in net assets	(3,046,300)	18,285,724
Beginning of period	64,347,023	46,061,299
End of period	$ 61,300,723	$64,347,023

The accompanying notes are an integral part of these financial statements.

5

HW Opportunities MP Fund
Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses, before reimbursement	Net investment income
Six months ended 12/31/2024*	$15.43	$0.10	$(0.07)	$0.03	$(0.27)	$(1.07)	$(1.34)	$14.12	−0.26%	$61,301	0.00%[3]	0.24%[3]	1.31%[3]
Year ended 6/30/2024	13.75	0.31	2.38	2.69	(0.28)	(0.73)	(1.01)	15.43	20.57	64,347	0.00	0.36	2.11
Year ended 6/30/2023	10.95	0.28	2.75	3.03	(0.13)	(0.10)	(0.23)	13.75	27.92	46,061	0.00	0.74	2.21
Year ended 6/30/2022	12.90	0.20	(1.96)	(1.76)	(0.09)	(0.10)	(0.19)	10.95	−13.88	29,443	0.00	1.36	1.59
Period from 12/30/2020[4] to 6/30/2021	10.00	0.12	2.78	2.90	—	—	—	12.90	29.00	631	0.00[3]	45.41[3]	2.02[3]

	Six Months Ended December 31, 2024*	Year Ended June 30,			Period December 30, 2020[4] through June 30, 2021
		2024	2023	2022
Portfolio turnover rate	51%	93%	140%	96%	57%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
The Fund’s investment advisor contractually agreed to reimburse 100% of the Fund’s operating expenses (See Note 2). Without such reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
*	Unaudited
The accompanying notes are an integral part of these financial statements.

6

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)
NOTE 1. ORGANIZATION.
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series, including the HW Opportunities MP Fund (the “Fund”). The Fund is a non-diversified series of the Trust. Immediately prior to the Fund’s commencement of operations, the assets and liabilities of the HW Opportunities MP Fund, a series of Series Portfolios Trust (the “Predecessor Fund”), were acquired by the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization between the Trust, on behalf of the Fund, and Series Portfolios Trust, on behalf of the Predecessor Fund (the “Reorganization”). The Reorganization occurred after the close of business on December 15, 2023. As of December 15, 2023, the Predecessor Fund’s net assets were $50,954,652, shares outstanding were 3,570,165.790 and NAV was $14.27. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. All Reorganization costs were borne by Hotchkis & Wiley Capital Management, LLC (the “Advisor”). The Predecessor Fund commenced operations on December 30, 2020. Ten other series of the Trust are included in a separate report and one other series of the Trust has not commenced operations.
Shareholders should be aware that the Fund pays no management fees or operating expenses under its investment advisory and expense reimbursement agreements with the Advisor. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Advisor, the Advisor typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the advisor in its capacity as manager to the participant’s managed account.
Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

7

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –
Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.
The following table presents the valuation levels of the Fund’s assets as of December 31, 2024:

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$47,074,928	$12,740,182	$ —	$59,815,110
Real Estate Investment Trusts	287,164	—	—	287,164
Preferred Stocks	216,398	—	—	216,398
Purchased Options	—	135,800	—	135,800
Time Deposits	—	571,322	—	571,322
Total Investments	$47,578,490	$13,447,304	$—	$61,025,794

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Expense Allocation. Expenses incurred by or attributable to the Fund are allocated entirely to the Fund. Expenses incurred by the Trust which do not relate to a specific series of the Trust are allocated among the series of the Trust per capita. Alternatively, such expenses may be allocated based upon the series’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually for the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

8

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of realized gains or losses and does not isolate the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statement of Assets & Liabilities.
Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities and security indexes. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When the Fund purchases a put or call option, an amount equal to the premium paid is included on the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option.
Futures Contracts. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts,

9

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Fund did not enter into any futures contracts during the six months ended December 31, 2024.
Derivative Instruments. The Fund has adopted authoritative standards regarding disclosures about derivatives and how they affect the Fund’s Statement of Assets & Liabilities and Statement of Operations.
The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of December 31, 2024:
Asset Derivatives

Location on Statement of Assets & Liabilities
Equity Contracts:
Purchased Put Options	Long-term investments	$135,800

The following is a summary of the Fund’s realized gains (losses) and change in unrealized appreciation/depreciation on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2024:
Realized Gains (Losses) on Derivatives

Equity Contracts:
Purchased Put Options	$(2,234,397)*

*	Included with net realized gains (losses) from sales of unaffiliated issuers.
Change in Unrealized Appreciation/Depreciation on Derivatives

Equity Contracts:
Purchased Put Options	$49,373*

*	Included with net change in unrealized appreciation/depreciation of securities of unaffiliated issuers and foreign currency translations.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the six months ended December 31, 2024:
Average Quarterly Balance of Outstanding Derivatives

Equity Contracts:
Average Number of Contracts – Purchased Put Options	693
Average Notional Amount – Purchased Put Options	$14,800,885

Offsetting Assets and Liabilities. The Fund is subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Fund does not offset financial assets and liabilities that are subject to master netting arrangements in the Statement of Assets & Liabilities. The Fund was not subject to offsetting arrangements as of December 31, 2024.

10

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES.
The Fund has entered into an Investment Advisory Agreement with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Fund’s investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor does not charge a management fee for advisory services to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Advisor and its affiliates are compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. The Advisor has contractually agreed to reimburse 100% of the Fund’s operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation).
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Fund does not have a Rule 12b-1 plan and therefore Quasar’s fees are paid by the Advisor.
The Fund is permitted to purchase securities from or sell securities to another fund in the Trust or affiliated person under procedures adopted by the Board. During the six months ended December 31, 2024, the Fund did not have any of these purchases and sales.
NOTE 3. INVESTMENTS.
Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2024 were $32,818,428 and $34,629,437, respectively. The Fund did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2024.
NOTE 4. FEDERAL INCOME TAXES.
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2024:

Tax cost of investments	$60,872,979
Gross unrealized appreciation	6,834,232
Gross unrealized depreciation	(3,531,347)
Net unrealized appreciation/depreciation	3,302,885
Distributable ordinary income (as of 6/30/24)*	2,285,021
Distributable long-term gains (as of 6/30/24)	1,767,004
Total distributable earnings	4,052,025
Other accumulated losses	(153)
Total accumulated gains	$7,354,757

*	Includes distributable short-term gains of $1,530,923.

11

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
The tax components of distributions paid during the fiscal years ended June 30, 2024 and 2023 are as follows:

June 30, 2024		June 30, 2023
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$989,929	$2,603,016	$683,472	$59,233

As of June 30, 2024, the Fund did not have any capital loss carryovers or tax basis late year losses, which are not recognized for tax purposes until the first day of the following fiscal year. As of and during the year ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2024, the Fund did not incur any interest or penalties. The tax years from inception to June 30, 2021 through June 30, 2024 remain open and subject to examination by tax jurisdictions.
NOTE 5. CAPITAL SHARE TRANSACTIONS.
Transactions in capital shares were as follows:

Sales		Reinvestment of dividends and distributions		Redemptions		Net increase
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2024
737,218	$11,148,130	—	$—	(565,425)	$(8,316,823)	171,793	$2,831,307
Year Ended June 30, 2024
4,864,518	$69,887,096	—	$—	(4,043,023)	$(57,900,643)	821,495	$11,986,453

NOTE 6. COMMITMENTS AND CONTINGENCIES.
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
NOTE 7. RISK FACTORS.
Investing in the Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively

12

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country.
The Fund may invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Consequently, the Fund is subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Fund.
The prices of, and the income generated by, securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
During the Fund's two most recent fiscal years, as a result of the Reorganization of the Fund after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.
NOTE 9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the impact of adopting this guidance with respect to the financial statements and disclosures.
NOTE 10. SUBSEQUENT EVENTS.
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 11. FEDERAL TAX DISCLOSURE. (UNAUDITED)
The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended June 30, 2024.

13

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
For the year ended June 30, 2024, the percentage of ordinary distributions paid that qualify for the dividend received deduction available to corporate shareholders was 18.05%.
For the year ended June 30, 2024, the percentage of ordinary distributions paid that are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was 24.79%. Shareholders should consult their tax advisors.
For the year ended June 30, 2024, the percentage of ordinary income distributions paid that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 72.45%.
NOTE 12. OTHER INFORMATION.
Proxy Disclosures for Open-End Management Investment Companies. There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Compliance fees and expenses” and “Trustees’ fees and expenses”.
Statement Regarding Basis for Approval of Investment Advisory Contract. This disclosure was included in the semi-annual report for December 31, 2023.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

During the HW Opportunities MP Fund’s (the “Fund”) two most recent fiscal years, as a result of the Reorganization of the Fund after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees and expenses” and “Trustees’ fees and expenses” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis & Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	February 25, 2025

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Principal Financial Officer

Date	February 25, 2025